UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-649

Fidelity Puritan Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2019

Item 1.

Reports to Stockholders

Fidelity® Low-Priced Stock Fund Annual Report July 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
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Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2019	Past 1 year	Past 5 years	Past 10 years
Fidelity® Low-Priced Stock Fund	(1.20)%	6.55%	11.99%
Class K	(1.10)%	6.66%	12.11%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Low-Priced Stock Fund, a class of the fund, on July 31, 2009.

The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period.

Period Ending Values
$31,023	Fidelity® Low-Priced Stock Fund
$32,396	Russell 2000® Index

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index gained 7.99% for the 12 months ending July 31, 2019, beginning the new year on a high note after enduring a historically volatile final quarter of 2018. Upbeat company earnings/outlooks and signs the Federal Reserve may pause on rates boosted stocks to an all-time high on April 30. In May, however, volatility spiked and stocks returned -6.35% for the month amid the Fed’s decision to hold interest rates steady and signal that it had little appetite to adjust them any time soon, as well as retaliatory tariffs imposed on the U.S. by China. The downtrend was similar to late 2018, when many investors fled from risk assets on elevated concerns about future economic growth, global trade and tighter monetary policy. The bull market roared back in June, with the S&P 500® rising 7.05%, and recorded a series of all-time highs in a productive July (+1.44%). For the full 12 months, growth stocks outpaced value, while large-caps handily bested small-caps. By sector, information technology (+19%) led the way, boosted by continued strength in software & services (+26%), the market’s largest industry segment. Three defensive groups also stood out – real estate (+18%), utilities (+17%) and consumer staples (+15%) – followed by consumer discretionary (+10%) and communication services (+8%). In contrast, energy (-16%) was by far the weakest sector. Other notable laggards included materials (0%), financials (+3%), industrials (+4%) and health care (+4%).

Comments from Lead Portfolio Manager Joel Tillinghast:  For the fiscal year, the fund's share classes returned roughly -1%, ahead of the -4.42% result of the benchmark Russell 2000® Index. Versus the benchmark, favorable stock selection was the primary contributor the past 12 months, whereas industry positioning detracted. Our picks in the consumer discretionary, health care and financials sectors contributed most. The fund’s cash position – about 7%, on average – also added value in a declining small-cap equity market. Conversely, choices in information technology and positioning in utilities detracted. In addition, the fund's foreign holdings detracted overall, hampered in part by foreign exchange. The top-3 contributors the past year were non-benchmark stakes in auto-parts retailer AutoZone (+59%), discount apparel retailer Ross Stores (+23%) and Montreal-based supermarket retailer Metro (+18%). All three stocks were among the fund’s biggest holdings. Conversely, an overweighting in oil & gas exploration & production company Southwestern Energy was the largest detractor. Our holdings returned about -58% due to the company’s operational challenges. Not owning index constituent Array BioPharma was the fund’s second-largest relative detractor, as shares of the company gained 212% but we missed out. Lastly, the fund's foreign holdings detracted overall, hampered in part by foreign exchange.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2019

% of fund's net assets
UnitedHealth Group, Inc.	6.0
Ross Stores, Inc.	3.6
Metro, Inc. Class A (sub. vtg.)	3.2
Best Buy Co., Inc.	3.1
Next PLC	3.0
Seagate Technology LLC	2.8
AutoZone, Inc.	2.6
MetLife, Inc.	2.2
Barratt Developments PLC	1.9
ANSYS, Inc.	1.9
30.3

Top Five Market Sectors as of July 31, 2019

% of fund's net assets
Consumer Discretionary	23.7
Information Technology	15.0
Financials	13.1
Health Care	12.6
Consumer Staples	10.0

Asset Allocation (% of fund's net assets)

As of July 31, 2019 *
Stocks	93.9%
Short-Term Investments and Net Other Assets (Liabilities)	6.1%

 * Foreign investments - 42.7%

Schedule of Investments July 31, 2019

Showing Percentage of Net Assets

Common Stocks - 93.8%
	Shares	Value (000s)
COMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.0%
AT&T, Inc.	37,601	$1,280
Iridium Communications, Inc. (a)	298,540	7,595
		8,875
Entertainment - 0.2%
Cinemark Holdings, Inc.	123,141	4,916
Viacom, Inc. Class B (non-vtg.)	1,283,629	38,958
		43,874
Interactive Media & Services - 0.5%
Cars.com, Inc. (a)	497,605	9,454
Yahoo! Japan Corp.	50,224,041	147,103
		156,557
Media - 1.1%
Comcast Corp. Class A	2,590,577	111,835
Corus Entertainment, Inc. Class B (non-vtg.)	580,384	2,230
Discovery Communications, Inc.:
Class A (a)(b)	2,288,095	69,352
Class C (non-vtg.) (a)(b)	494,477	13,964
Gannett Co., Inc.	503,779	5,164
Hyundai HCN	2,723,979	8,190
Intage Holdings, Inc. (c)	3,276,300	27,857
MSG Network, Inc. Class A (a)	286,156	5,434
Nexstar Broadcasting Group, Inc. Class A	85,969	8,749
Pico Far East Holdings Ltd.	18,368,000	5,622
Proto Corp.	396,100	4,147
RKB Mainichi Broadcasting Corp.	42,100	2,322
Saga Communications, Inc. Class A	393,816	12,295
Sky Network Television Ltd.	5,793,662	4,822
STW Group Ltd.	4,063,392	1,798
Tegna, Inc.	1,044,390	15,864
The New York Times Co. Class A	239,250	8,536
TOW Co. Ltd. (c)	1,814,500	13,043
TVA Group, Inc. Class B (non-vtg.) (a)	3,062,707	4,177
WOWOW INC.	182,800	4,419
		329,820

TOTAL COMMUNICATION SERVICES		539,126

CONSUMER DISCRETIONARY - 23.7%
Auto Components - 1.4%
Adient PLC	149,449	3,549
ASTI Corp. (b)(c)	179,600	2,944
DaikyoNishikawa Corp.	252,600	2,094
ElringKlinger AG (a)(b)	692,300	3,947
G-Tekt Corp.	173,400	2,542
Gentex Corp.	2,621,912	71,893
GUD Holdings Ltd.	341,605	2,213
Hi-Lex Corp.	1,354,700	22,028
INFAC Corp.	325,139	1,018
INZI Controls Co. Ltd.	550,000	2,529
Lear Corp.	763,353	96,778
Linamar Corp.	198,514	6,723
Motonic Corp. (c)	2,850,000	22,792
Murakami Corp. (c)	818,100	17,807
Nippon Seiki Co. Ltd.	2,615,600	45,970
Piolax, Inc. (c)	2,463,300	44,402
S&T Holdings Co. Ltd. (c)	885,108	11,296
Samsung Climate Control Co. Ltd. (c)	499,950	4,098
Sewon Precision Industries Co. Ltd. (c)(d)	500,000	3,405
SJM Co. Ltd. (c)	1,282,000	3,338
SJM Holdings Co. Ltd. (c)	895,656	2,363
Strattec Security Corp. (c)	364,655	7,581
Sungwoo Hitech Co. Ltd.	2,518,110	8,006
TBK Co. Ltd.	917,400	3,365
Yachiyo Industry Co. Ltd.	888,400	5,194
Yutaka Giken Co. Ltd. (c)	1,216,700	19,348
		417,223
Automobiles - 0.0%
Isuzu Motors Ltd.	169,600	1,877
Kabe Husvagnar AB (B Shares)	274,530	4,532
Thor Industries, Inc.	4,982	297
		6,706
Distributors - 0.1%
Arata Corp.	93,200	3,028
Central Automotive Products Ltd.	74,700	1,369
Nakayamafuku Co. Ltd.	609,100	2,962
PALTAC Corp.	40,500	1,995
SPK Corp.	251,300	6,041
Uni-Select, Inc.	1,290,421	11,733
		27,128
Diversified Consumer Services - 0.1%
Clip Corp. (c)	266,800	1,903
Collectors Universe, Inc.	82,613	1,959
Cross-Harbour Holdings Ltd.	2,400,000	3,430
Estacio Participacoes SA	365,200	3,282
Shingakukai Holdings Co. Ltd.	34,900	184
Step Co. Ltd. (c)	1,067,400	15,022
		25,780
Hotels, Restaurants & Leisure - 0.3%
Ark Restaurants Corp.	100,008	1,927
Flanigans Enterprises, Inc.	89,202	2,010
Hiday Hidaka Corp.	1,583,140	30,763
Ibersol SGPS SA	903,976	8,186
Koshidaka Holdings Co. Ltd.	291,520	4,159
Kura Sushi, Inc.	10,000	412
Sportscene Group, Inc. Class A(c)	657,100	2,738
Texas Roadhouse, Inc. Class A	112,308	6,203
The Monogatari Corp.	49,600	4,231
The Restaurant Group PLC	15,756,106	29,201
Wyndham Destinations, Inc.	106,000	4,988
		94,818
Household Durables - 4.0%
Abbey PLC (c)	1,757,984	27,245
Barratt Developments PLC (c)	71,000,784	557,092
Bellway PLC	3,879,016	140,103
D.R. Horton, Inc.	2,759,009	126,721
Dorel Industries, Inc. Class B (sub. vtg.)	1,889,477	13,357
Emak SpA	4,347,792	4,741
First Juken Co. Ltd. (c)	1,387,600	16,033
Flexsteel Industries, Inc.	27,586	507
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	1,200,000	9,544
Hamilton Beach Brands Holding Co.:
Class A	176,509	2,897
Class B (a)	183,780	3,016
Helen of Troy Ltd. (a)	1,125,232	166,849
Henry Boot PLC	2,922,575	8,779
Iida Group Holdings Co. Ltd.	95,200	1,570
Lennar Corp. Class A	59,793	2,844
M.D.C. Holdings, Inc.	99,547	3,598
M/I Homes, Inc. (a)	308,269	10,903
Meritage Homes Corp. (a)	498,338	31,301
Mohawk Industries, Inc. (a)	9,994	1,246
PulteGroup, Inc.	88,233	2,780
Q.E.P. Co., Inc. (a)	29,602	696
Sanei Architecture Planning Co. Ltd. (c)	1,199,700	16,795
Taylor Morrison Home Corp. (a)	216,905	4,885
Token Corp.	618,000	35,561
Toll Brothers, Inc.	104,096	3,744
		1,192,807
Internet & Direct Marketing Retail - 0.2%
Aucnet, Inc.	195,600	2,229
Belluna Co. Ltd. (c)	6,551,100	42,634
Moneysupermarket.com Group PLC	371,237	1,665
		46,528
Leisure Products - 0.1%
Brunswick Corp.	99,439	4,888
Fenix Outdoor AB Class B (a)(d)	32,298	0
Mars Group Holdings Corp.	460,600	8,637
Miroku Corp.	139,200	2,289
		15,814
Multiline Retail - 3.2%
Big Lots, Inc.	1,445,017	36,992
Lifestyle China Group Ltd. (a)	18,858,500	6,008
Lifestyle International Holdings Ltd.	21,797,500	29,785
Next PLC (c)	12,034,437	887,471
Watts Co. Ltd.	155,700	1,006
		961,262
Specialty Retail - 12.7%
Aaron's, Inc. Class A	43,571	2,747
AT-Group Co. Ltd.	1,085,000	19,249
AutoNation, Inc. (a)	199,317	9,703
AutoZone, Inc. (a)	692,927	778,185
Bed Bath & Beyond, Inc. (b)(c)	11,442,583	111,107
Best Buy Co., Inc.	12,217,552	935,009
BMTC Group, Inc. (c)	3,527,981	28,923
Bonia Corp. Bhd (a)	2,503,000	175
Buffalo Co. Ltd.	92,300	1,177
Burlington Stores, Inc. (a)	32,357	5,849
Cash Converters International Ltd. (a)	23,925,404	2,114
Delek Automotive Systems Ltd.	730,200	3,113
Dick's Sporting Goods, Inc.	81,716	3,037
Dunelm Group PLC	23,133	260
Formosa Optical Technology Co. Ltd.	1,362,000	2,893
GameStop Corp. Class A (b)	3,002,790	12,071
Genesco, Inc. (a)	234,824	9,247
GNC Holdings, Inc. Class A (a)	887,325	1,846
Goldlion Holdings Ltd.	21,752,000	8,264
Guess?, Inc. (c)	4,313,694	72,686
Hour Glass Ltd.	8,775,500	5,364
IA Group Corp. (c)	116,640	3,881
JB Hi-Fi Ltd. (b)	248,144	5,090
John David Group PLC	7,834,156	61,907
Jumbo SA (c)	9,935,423	194,124
K's Holdings Corp.	4,746,200	43,453
Ku Holdings Co. Ltd.	892,300	7,136
Leon's Furniture Ltd.	210,420	2,455
Mr. Bricolage SA (c)	852,808	3,257
Murphy U.S.A., Inc. (a)	83,711	7,397
Nafco Co. Ltd. (c)	1,920,600	24,981
Ross Stores, Inc.	10,059,355	1,066,593
Sally Beauty Holdings, Inc. (a)	3,167,781	43,525
Second Chance Properties Ltd. warrants 1/23/20 (a)(d)	1,941,600	1
The Buckle, Inc. (b)(c)	4,481,891	91,206
The Children's Place Retail Stores, Inc.	36,518	3,567
Urban Outfitters, Inc. (a)	3,299,681	78,565
USS Co. Ltd.	4,882,000	97,245
Vitamin Shoppe, Inc. (a)(b)	865,912	3,827
Williams-Sonoma, Inc.	732,083	48,815
		3,800,044
Textiles, Apparel & Luxury Goods - 1.6%
Best Pacific International Holdings Ltd.	5,770,000	1,934
Capri Holdings Ltd. (a)	99,257	3,533
CRG, Inc. BHD (d)	2,503,000	55
Deckers Outdoor Corp. (a)	38,169	5,965
Embry Holdings Ltd.	2,141,000	519
Ff Group (a)(c)(d)	4,323,350	5,743
Fossil Group, Inc. (a)(c)	4,100,028	45,264
Gildan Activewear, Inc.	6,712,435	264,368
Handsome Co. Ltd. (c)	1,950,000	60,853
JLM Couture, Inc. (a)(c)(d)	158,882	1,144
Kontoor Brands, Inc.	49,817	1,461
McRae Industries, Inc.	23,954	631
Steven Madden Ltd.	211,628	7,303
Sun Hing Vision Group Holdings Ltd. (c)	19,651,000	7,237
Tapestry, Inc.	273,991	8,475
Ted Baker PLC	98,078	1,085
Texwinca Holdings Ltd.	48,488,000	14,339
Victory City International Holdings Ltd.	14,603,108	912
Youngone Corp.	400,000	11,293
Youngone Holdings Co. Ltd. (c)	889,600	39,347
Yue Yuen Industrial (Holdings) Ltd.	2,488,500	6,973
		488,434

TOTAL CONSUMER DISCRETIONARY		7,076,544

CONSUMER STAPLES - 10.0%
Beverages - 1.9%
A.G. Barr PLC	2,650,794	22,114
Baron de Ley SA (a)	109,400	12,777
Britvic PLC	6,227,515	69,447
C&C Group PLC	500,166	2,259
Jinro Distillers Co. Ltd.	47,081	1,166
Monster Beverage Corp. (a)	6,650,353	428,748
Muhak Co. Ltd. (c)	2,799,256	24,675
Olvi PLC (A Shares)	108,305	4,214
Spritzer Bhd	5,120,400	2,775
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	2,799,936	5,939
		574,114
Food & Staples Retailing - 6.1%
Amsterdam Commodities NV	148,911	3,155
Aoki Super Co. Ltd.	111,500	2,696
Australasian Foods Holdco Pty Ltd. (a)(d)	3,481,102	0
Belc Co. Ltd. (c)	1,635,500	76,070
Casey's General Stores, Inc.	23,486	3,803
Cosmos Pharmaceutical Corp.	951,100	176,337
Create SD Holdings Co. Ltd. (c)	5,298,000	119,508
Daikokutenbussan Co. Ltd.	460,700	13,869
Dong Suh Companies, Inc.	1,050,000	15,726
Genky DrugStores Co. Ltd.	726,900	14,199
Halows Co. Ltd. (c)	1,313,700	27,291
Kirindo Holdings Co. Ltd.	149,800	2,452
Kroger Co.	50,561	1,070
Kusuri No Aoki Holdings Co. Ltd.	496,300	33,075
Majestic Wine PLC (b)	911,977	2,839
McColl's Retail Group PLC	1,550,685	1,296
Metro, Inc. Class A (sub. vtg.) (c)	24,435,497	955,721
North West Co., Inc.	110,747	2,535
Performance Food Group Co. (a)	170,137	7,461
Qol Holdings Co. Ltd.	1,835,300	27,734
Sundrug Co. Ltd.	3,002,000	83,473
Thai President Foods PCL	507,588	3,018
Total Produce PLC	8,841,628	13,703
United Natural Foods, Inc. (a)	594,477	5,862
Valor Holdings Co. Ltd.	247,600	5,139
Walgreens Boots Alliance, Inc.	3,488,943	190,113
Walmart, Inc.	33,643	3,714
Yaoko Co. Ltd.	842,200	38,785
		1,830,644
Food Products - 1.7%
Carr's Group PLC	2,210,410	4,019
Cranswick PLC	446,471	14,453
Dean Foods Co. (b)	194,691	282
Devro PLC	900,680	2,245
Food Empire Holdings Ltd. (c)	38,617,000	14,526
Fresh Del Monte Produce, Inc. (c)	4,768,049	144,615
Hilton Food Group PLC	622,843	7,090
Inghams Group Ltd.	1,079,172	2,990
Ingredion, Inc.	450,556	34,823
Japan Meat Co. Ltd.	116,100	1,931
Kaveri Seed Co. Ltd.	74,873	484
Lassonde Industries, Inc. Class A (sub. vtg.)	16,327	2,289
Mitsui Sugar Co. Ltd.	348,200	7,451
Nam Yang Dairy Products	10,500	4,734
Origin Enterprises PLC (c)	9,114,910	49,896
Pacific Andes International Holdings Ltd. (a)(d)	106,294,500	991
Pacific Andes Resources Development Ltd. (a)(d)	207,240,893	1,659
Pickles Corp.	98,600	2,108
Rocky Mountain Chocolate Factory, Inc. (c)	442,200	3,980
S Foods, Inc.	398,400	12,305
Seaboard Corp.	37,100	151,429
Select Harvests Ltd.	1,250,001	6,356
Sunjin Co. Ltd. (c)	2,376,955	20,333
		490,989
Personal Products - 0.2%
Grape King Bio Ltd.	1,500,000	9,282
Hengan International Group Co. Ltd.	496,000	3,752
Natural Alternatives International, Inc. (a)	130,487	1,317
Sarantis SA (c)	3,968,421	38,088
		52,439
Tobacco - 0.1%
Karelia Tobacco Co., Inc.	1,595	480
Scandinavian Tobacco Group A/S (e)	1,715,631	18,083
Universal Corp.	29,300	1,743
		20,306

TOTAL CONSUMER STAPLES		2,968,492

ENERGY - 4.7%
Energy Equipment & Services - 0.7%
AKITA Drilling Ltd. Class A (non-vtg.)	1,459,156	2,742
Carbo Ceramics, Inc. (a)	962,073	1,231
Cathedral Energy Services Ltd. (a)	1,314,761	364
Diamond Offshore Drilling, Inc. (a)(b)	4,855,519	43,894
Dril-Quip, Inc. (a)	150,947	7,943
Ensco PLC Class A (b)	3,090,532	25,311
Fugro NV (Certificaten Van Aandelen) (a)(b)	150,043	1,229
Geospace Technologies Corp. (a)(c)	846,929	13,221
Gulf Island Fabrication, Inc. (a)	59,328	425
John Wood Group PLC	789,773	5,100
KLX Energy Services Holdings, Inc. (a)	28,228	444
Liberty Oilfield Services, Inc. Class A	1,734,703	24,546
Oceaneering International, Inc. (a)	396,269	6,122
Oil States International, Inc. (a)	2,286,592	34,116
PHX Energy Services Corp. (a)	1,356,948	2,611
Raiznext Corp.	1,164,100	12,455
Tidewater, Inc. warrants 11/14/24 (a)	76,844	78
Total Energy Services, Inc.	2,020,859	10,657
Transocean Ltd. (United States) (a)	3,555,997	21,620
		214,109
Oil, Gas & Consumable Fuels - 4.0%
Adams Resources & Energy, Inc.	134,676	4,394
Beach Energy Ltd.	15,637,660	22,542
Berry Petroleum Corp.	794,083	7,782
Bonanza Creek Energy, Inc. (a)	50,000	1,090
China Petroleum & Chemical Corp.:
(H Shares)	2,484,000	1,595
sponsored ADR (H Shares)	99,239	6,368
CNX Resources Corp. (a)	500,571	4,115
ConocoPhillips Co.	912,408	53,905
CONSOL Energy, Inc. (a)	143,055	3,074
Contango Oil & Gas Co. (a)(c)	2,575,811	3,426
Delek U.S. Holdings, Inc.	58,273	2,510
Denbury Resources, Inc. (a)(b)	6,346,334	7,171
Encana Corp.	1,286,928	5,881
Eni SpA	7,218,430	112,761
Fuji Kosan Co. Ltd. (b)(c)	631,700	5,162
Great Eastern Shipping Co. Ltd.	4,800,000	16,402
Hankook Shell Oil Co. Ltd.	47,500	12,698
KyungDong City Gas Co. Ltd.	208,063	5,142
Kyungdong Invest Co. Ltd.	84,315	2,496
Marathon Oil Corp.	2,739,964	38,551
Marathon Petroleum Corp.	1,989,895	112,210
Michang Oil Industrial Co. Ltd. (c)	173,900	11,337
Murphy Oil Corp. (c)	10,651,543	256,063
NACCO Industries, Inc. Class A	198,895	10,571
Oil & Natural Gas Corp. Ltd.	35,710,893	71,759
QEP Resources, Inc. (a)	1,783,537	8,829
Reliance Industries Ltd.	143,500	2,416
Southwestern Energy Co. (a)(b)(c)	50,048,627	110,107
Star Petroleum Refining PCL	9,093,900	2,900
Thai Oil PCL (For. Reg.)	495,800	1,106
Total SA sponsored ADR	1,837,205	95,057
Unit Corp. (a)(c)	5,337,763	34,695
Whitecap Resources, Inc.	452,032	1,452
Whiting Petroleum Corp. (a)(b)(c)	4,583,162	81,030
World Fuel Services Corp.	1,419,578	55,420
WPX Energy, Inc. (a)	986,514	10,299
		1,182,316

TOTAL ENERGY		1,396,425

FINANCIALS - 13.1%
Banks - 1.0%
ACNB Corp.	106,392	3,968
Associated Banc-Corp.	169,507	3,673
BancFirst Corp.	65,080	3,797
Bank Ireland Group PLC	11,353,281	50,272
Bank of America Corp.	124,866	3,831
Camden National Corp.	106,226	4,749
Cathay General Bancorp	650,005	24,193
Central Pacific Financial Corp.	89,528	2,638
Codorus Valley Bancorp, Inc. (c)	656,967	15,373
Cullen/Frost Bankers, Inc.	42,645	4,049
Dah Sing Banking Group Ltd.	1,697,600	2,952
Dimeco, Inc.	35,924	1,563
East West Bancorp, Inc.	625,926	30,051
First Bancorp, Puerto Rico	1,774,458	19,093
First Citizens Bancshares, Inc.	8,456	3,949
First Hawaiian, Inc.	542,601	14,520
Hanmi Financial Corp.	500,996	10,766
Hope Bancorp, Inc.	1,243,092	18,336
Huntington Bancshares, Inc.	82,382	1,174
KeyCorp	89,689	1,648
LCNB Corp.	50,305	906
Meridian Bank/Malvern, PA (a)	147,562	2,516
NIBC Holding NV (e)	247,703	2,205
OFG Bancorp	431,547	9,766
Peoples Bancorp, Inc.	47,447	1,538
PNC Financial Services Group, Inc.	27,167	3,882
Popular, Inc.	34,302	1,974
Signature Bank	13,384	1,706
SpareBank 1 SR-Bank ASA (primary capital certificate)	1,222,225	13,186
Sparebanken More (primary capital certificate)	206,617	7,325
Sparebanken Nord-Norge	2,294,214	16,863
Umpqua Holdings Corp.	84,068	1,468
United Community Bank, Inc.	106,514	3,057
Van Lanschot NV (Bearer)	1,052,468	21,624
Wells Fargo & Co.	47,408	2,295
		310,906
Capital Markets - 1.0%
AllianceBernstein Holding LP	695,565	20,985
Ameriprise Financial, Inc.	11,638	1,693
Ares Capital Corp.	204,722	3,802
Banca Generali SpA	135,339	3,949
GAMCO Investors, Inc. Class A	123,952	2,516
Hamilton Lane, Inc. Class A	67,619	3,969
Lazard Ltd. Class A	2,125,512	82,279
State Street Corp.	2,524,410	146,643
Tullett Prebon PLC	716,638	2,734
Waddell & Reed Financial, Inc. Class A (b)	2,448,032	42,841
		311,411
Consumer Finance - 2.8%
Aeon Credit Service (Asia) Co. Ltd.	12,634,000	10,867
American Express Co.	23,500	2,923
Discover Financial Services	1,309,904	117,551
H&T Group PLC	533,835	2,107
Navient Corp.	1,376,630	19,479
Nicholas Financial, Inc. (a)	356,301	2,986
Santander Consumer U.S.A. Holdings, Inc.	10,044,107	270,287
Synchrony Financial	10,941,826	392,593
		818,793
Diversified Financial Services - 0.4%
AXA Equitable Holdings, Inc.	3,568,952	80,230
Far East Horizon Ltd.	1,889,000	1,757
Ricoh Leasing Co. Ltd.	758,600	23,395
		105,382
Insurance - 6.9%
AEGON NV	45,288,108	223,176
AFLAC, Inc.	543,842	28,628
Allstate Corp.	39,824	4,277
Amerisafe, Inc.	34,091	2,218
ASR Nederland NV	551,875	20,790
Aub Group Ltd.	208,851	1,697
FBD Holdings PLC	143,714	1,518
First American Financial Corp.	126,818	7,333
FNF Group	36,872	1,581
Great-West Lifeco, Inc.	99,467	2,184
Hartford Financial Services Group, Inc.	61,719	3,557
Hiscox Ltd.	111,895	2,313
Hyundai Fire & Marine Insurance Co. Ltd.	120,804	2,837
Lincoln National Corp.	4,350,988	284,294
MetLife, Inc.	13,535,083	668,904
National Western Life Group, Inc.	129,379	34,803
NN Group NV	1,140,888	42,979
Old Republic International Corp.	55,000	1,255
Primerica, Inc.	64,593	7,925
Principal Financial Group, Inc.	63,448	3,683
RenaissanceRe Holdings Ltd.	1,275,920	231,133
The Travelers Companies, Inc.	28,174	4,131
Torchmark Corp.	63,870	5,833
Universal Insurance Holdings, Inc.	39,654	984
Unum Group (c)	14,887,847	475,667
		2,063,700
Mortgage Real Estate Investment Trusts - 0.5%
Annaly Capital Management, Inc.	14,545,979	138,914
Redwood Trust, Inc.	399,215	6,755
		145,669
Thrifts & Mortgage Finance - 0.5%
ASAX Co. Ltd.	397,100	2,146
Genworth MI Canada, Inc.	3,905,030	144,123
Genworth Mortgage Insurance Ltd.	6,123,251	14,163
		160,432

TOTAL FINANCIALS		3,916,293

HEALTH CARE - 12.6%
Biotechnology - 2.5%
Amgen, Inc.	2,849,185	531,601
Biogen, Inc. (a)	174,413	41,479
Celgene Corp. (a)	1,502,788	138,046
Cell Biotech Co. Ltd.	50,000	742
Essex Bio-Technology Ltd.	1,199,000	944
Gilead Sciences, Inc.	191,290	12,533
		725,345
Health Care Equipment & Supplies - 0.4%
Apex Biotechnology Corp.	959,000	918
Arts Optical International Holdings Ltd. (c)	20,074,000	4,468
Boston Scientific Corp. (a)	209,633	8,901
Hoshiiryou Sanki Co. Ltd. (c)	280,764	9,794
Nakanishi, Inc.	495,400	9,089
Prim SA (c)	1,424,000	17,498
ResMed, Inc.	74,887	9,638
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	924,000	881
St.Shine Optical Co. Ltd.	2,100,000	34,985
Techno Medica Co. Ltd.	38,500	774
Utah Medical Products, Inc. (c)	261,719	23,814
Vieworks Co. Ltd.	5,000	114
		120,874
Health Care Providers & Services - 8.9%
Anthem, Inc.	1,841,790	542,610
CVS Health Corp.	14,782	826
DVx, Inc. (c)	691,600	5,048
Hi-Clearance, Inc.	1,442,000	4,719
Humana, Inc.	9,400	2,789
Laboratory Corp. of America Holdings (a)	267,464	44,806
Medica Sur SA de CV	329,628	368
MEDNAX, Inc. (a)	634,047	15,579
Patterson Companies, Inc.	82,500	1,634
Premier, Inc. (a)	142,440	5,520
Quest Diagnostics, Inc.	78,566	8,020
Ship Healthcare Holdings, Inc.	60,500	2,736
Tokai Corp.	339,400	6,704
Triple-S Management Corp. (c)	1,707,170	40,938
United Drug PLC (United Kingdom)	1,952,439	18,995
UnitedHealth Group, Inc.	7,219,502	1,797,734
Universal Health Services, Inc. Class B	874,441	131,918
WIN-Partners Co. Ltd. (c)	2,505,500	27,729
		2,658,673
Pharmaceuticals - 0.8%
Apex Healthcare Bhd	190,400	97
Bliss Gvs Pharma Ltd. (a)	3,700,000	7,909
Corteva, Inc.	31,016	915
Daewon Pharmaceutical Co. Ltd. (c)	1,923,725	23,694
Daewoong Co. Ltd.	350,000	4,547
Daito Pharmaceutical Co. Ltd.	108,700	3,042
Dawnrays Pharmaceutical Holdings Ltd.	35,669,000	6,721
DongKook Pharmaceutical Co. Ltd. (c)	623,700	34,908
FDC Ltd. (a)	2,816,443	6,310
Fuji Pharma Co. Ltd.	642,900	8,646
Genomma Lab Internacional SA de CV (a)	5,357,400	4,887
Jazz Pharmaceuticals PLC (a)	20,000	2,788
Korea United Pharm, Inc.	239,629	4,078
Kwang Dong Pharmaceutical Co. Ltd. (c)	3,100,000	17,632
Kyung Dong Pharmaceutical Co. Ltd.	960,000	6,790
Lee's Pharmaceutical Holdings Ltd.	7,940,000	5,017
Recordati SpA	1,588,768	71,283
Taro Pharmaceutical Industries Ltd.	58,000	4,685
Vivimed Labs Ltd. (a)	600,000	129
Whanin Pharmaceutical Co. Ltd. (c)	1,750,000	24,055
		238,133

TOTAL HEALTH CARE		3,743,025

INDUSTRIALS - 7.1%
Aerospace & Defense - 0.0%
Ultra Electronics Holdings PLC	97,748	2,333
Vectrus, Inc. (a)	82,711	3,345
		5,678
Air Freight & Logistics - 0.0%
Air T Funding warrants 6/7/20 (a)	181,708	11
Air T, Inc.	65,298	1,147
Echo Global Logistics, Inc. (a)	106,017	2,233
United Parcel Service, Inc. Class B	61,850	7,389
		10,780
Airlines - 0.1%
Air New Zealand Ltd.	1,123,835	2,001
American Airlines Group, Inc.	240,315	7,332
JetBlue Airways Corp. (a)	337,928	6,498
		15,831
Building Products - 0.1%
Apogee Enterprises, Inc.	18,713	759
Builders FirstSource, Inc. (a)	423,282	7,272
Continental Building Products, Inc. (a)	152,694	3,753
Gibraltar Industries, Inc. (a)	81,056	3,359
Jeld-Wen Holding, Inc. (a)	528,026	11,569
Kondotec, Inc. (c)	1,633,400	13,903
Owens Corning	39,784	2,307
		42,922
Commercial Services & Supplies - 0.6%
Aeon Delight Co. Ltd.	97,700	2,923
AJIS Co. Ltd. (c)	884,600	28,053
Asia File Corp. Bhd	4,480,000	2,631
Calian Technologies Ltd. (c)	619,431	15,779
Civeo Corp. (a)(c)	11,708,441	19,319
Fursys, Inc. (c)	950,000	24,260
Lion Rock Group Ltd.	19,047,640	3,328
Mears Group PLC	829,577	2,754
Mitie Group PLC	13,000,115	26,086
NICE Total Cash Management Co., Ltd.	1,025,000	7,021
VICOM Ltd.	1,750,600	9,092
VSE Corp. (c)	860,008	25,766
		167,012
Construction & Engineering - 1.2%
AECOM (a)	5,218,026	187,588
Arcadis NV (b)	2,007,052	40,992
Boustead Projs. Pte Ltd.	1,981,887	1,419
Boustead Singapore Ltd.	3,986,900	2,231
Daiichi Kensetsu Corp. (c)	1,712,700	27,897
EMCOR Group, Inc.	147,336	12,434
Geumhwa PSC Co. Ltd. (c)	360,000	9,558
Jacobs Engineering Group, Inc.	72,651	5,994
Kyeryong Construction Industrial Co. Ltd. (c)	675,000	14,437
Meisei Industrial Co. Ltd.	1,094,300	7,604
Mirait Holdings Corp.	396,600	5,895
Nippon Rietec Co. Ltd.	1,158,200	14,404
Severfield PLC	2,736,791	2,230
Shinnihon Corp.	1,560,100	12,318
Toshiba Plant Systems & Services Corp.	155,000	2,606
United Integrated Services Co.	4,114,800	20,793
		368,400
Electrical Equipment - 0.5%
Aichi Electric Co. Ltd.	322,300	8,147
Aros Quality Group AB	718,570	14,251
AZZ, Inc.	559,361	26,055
Bharat Heavy Electricals Ltd.	2,400,290	2,045
Chiyoda Integre Co. Ltd.	326,400	6,259
Eaton Corp. PLC	47,892	3,936
Generac Holdings, Inc. (a)	89,258	6,453
Hammond Power Solutions, Inc. Class A	448,405	3,085
I-Sheng Electric Wire & Cable Co. Ltd. (c)	12,500,000	16,575
Korea Electric Terminal Co. Ltd. (c)	709,401	39,666
Regal Beloit Corp.	46,308	3,687
Sensata Technologies, Inc. PLC (a)	166,048	7,876
Servotronics, Inc.	113,630	1,178
TKH Group NV (depositary receipt)	198,676	11,832
		151,045
Industrial Conglomerates - 0.8%
DCC PLC (United Kingdom)	2,150,022	182,031
General Electric Co.	1,546,860	16,165
ITT, Inc.	88,628	5,532
Lifco AB	446,888	22,924
Mytilineos Holdings SA	831,733	10,146
Reunert Ltd.	1,684,230	7,617
		244,415
Machinery - 1.6%
Aalberts Industries NV (c)	6,585,513	265,799
Allison Transmission Holdings, Inc.	197,382	9,070
ASL Marine Holdings Ltd. (a)(c)	44,772,913	1,522
Cummins, Inc.	34,794	5,706
Daiwa Industries Ltd.	193,100	1,921
Foremost Income Fund (a)	2,141,103	8,833
Haitian International Holdings Ltd.	9,403,000	18,996
Hurco Companies, Inc.	56,000	1,915
Hwacheon Machine Tool Co. Ltd. (c)	219,900	7,900
Hyster-Yale Materials Handling:
Class A (c)	225,455	13,942
Class B (a)(c)	310,000	19,170
Ihara Science Corp. (c)	974,500	11,403
Kyowakogyosyo Co. Ltd.	42,700	1,584
Luxfer Holdings PLC sponsored	183,650	3,640
Maruzen Co. Ltd. (c)	1,574,500	30,393
Miller Industries, Inc.	56,698	1,770
Mincon Group PLC	2,139,292	2,771
Nadex Co. Ltd. (c)	788,200	6,340
Nitchitsu Co. Ltd.	55,300	839
Rexnord Corp. (a)	110,552	3,238
Semperit AG Holding (a)	377,814	5,287
SIMPAC, Inc.	1,483,000	3,296
Takamatsu Machinery Co. Ltd.	320,100	2,510
The Weir Group PLC	105,641	1,923
Tocalo Co. Ltd.	3,037,000	22,891
Trinity Industrial Corp.	839,000	5,522
Welbilt, Inc. (a)	210,191	3,451
		461,632
Marine - 0.0%
SITC International Holdings Co. Ltd.	4,744,000	5,229
Tokyo Kisen Co. Ltd. (c)	821,900	5,462
		10,691
Professional Services - 0.2%
Asiakastieto Group Oyj (e)	81,837	2,555
Kelly Services, Inc. Class A (non-vtg.)	74,948	2,086
McMillan Shakespeare Ltd.	1,684,753	15,952
Nielsen Holdings PLC	820,649	19,006
Persol Holdings Co., Ltd.	123,600	3,019
SHL-JAPAN Ltd.	100,800	1,797
Sporton International, Inc.	509,088	3,384
Synergie SA	126,428	4,038
TrueBlue, Inc. (a)	103,811	2,052
		53,889
Road & Rail - 0.8%
Alps Logistics Co. Ltd. (c)	2,830,300	19,486
Chilled & Frozen Logistics Holdings Co. Ltd.	1,088,400	13,286
Daqin Railway Co. Ltd. (A Shares)	32,250,000	36,904
Hamakyorex Co. Ltd. (c)	1,242,100	44,528
Higashi Twenty One Co. Ltd.	247,900	1,048
Knight-Swift Transportation Holdings, Inc. Class A	207,782	7,447
Norfolk Southern Corp.	51,976	9,934
Sakai Moving Service Co. Ltd. (c)	1,071,700	64,032
Trancom Co. Ltd. (c)	847,600	49,084
		245,749
Trading Companies & Distributors - 1.1%
AddTech AB (B Shares)	1,049,899	27,494
AerCap Holdings NV (a)	229,992	12,541
Alconix Corp. (c)	2,100,800	25,239
Chori Co. Ltd.	426,600	6,686
Goodfellow, Inc. (c)	716,438	2,877
HD Supply Holdings, Inc. (a)	565,493	22,908
HERIGE	60,432	1,739
Houston Wire & Cable Co. (a)	100,045	465
Itochu Corp.	4,119,700	78,442
KS Energy Services Ltd. (a)	13,052,500	161
Lumax International Corp. Ltd.	3,123,900	8,767
Meiwa Corp.	1,702,000	5,929
Mitani Shoji Co. Ltd.	728,500	36,027
MRC Global, Inc. (a)	610,326	9,545
Otec Corp.	123,300	2,779
Parker Corp. (c)	2,199,600	10,008
Richelieu Hardware Ltd.	784,626	15,493
Senshu Electric Co. Ltd. (c)	886,700	22,080
Strongco Corp. (a)(c)	841,812	989
Tanaka Co. Ltd.	36,500	210
TECHNO ASSOCIE Co. Ltd. (b)	252,700	2,971
Totech Corp. (c)	893,300	19,551
		312,901
Transportation Infrastructure - 0.1%
Anhui Expressway Co. Ltd. (H Shares)	8,954,000	5,440
Isewan Terminal Service Co. Ltd.	1,280,700	9,253
Meiko Transportation Co. Ltd.	821,800	9,314
Qingdao Port International Co. Ltd. (H Shares) (e)	11,605,000	8,271
Winas Ltd. (c)	20,211,600	602
		32,880

TOTAL INDUSTRIALS		2,123,825

INFORMATION TECHNOLOGY - 15.0%
Communications Equipment - 0.1%
F5 Networks, Inc. (a)	58,435	8,574
InterDigital, Inc.	140,185	9,032
		17,606
Electronic Equipment & Components - 4.3%
A&D Co. Ltd.	595,500	4,341
Amphenol Corp. Class A	63,468	5,923
AVX Corp.	156,500	2,383
Cardtronics PLC (a)	55,348	1,576
CDW Corp.	173,327	20,480
CTS Corp.	214,669	6,766
Daido Signal Co. Ltd.	98,400	453
Dynapack International Technology Corp.	3,200,000	4,903
Elec & Eltek International Co. Ltd.	1,477,600	2,110
Elematec Corp. (c)	2,339,800	22,045
ePlus, Inc. (a)	88,544	6,720
Excel Co. Ltd. (c)	738,900	10,324
Fabrinet (a)	84,706	4,547
Hi-P International Ltd.	11,822,500	11,797
Hon Hai Precision Industry Co. Ltd. (Foxconn)	145,980,912	365,500
IDIS Holdings Co. Ltd. (c)	800,000	7,730
Image Sensing Systems, Inc. (a)	63,877	319
Insight Enterprises, Inc. (a)	248,113	13,651
INTOPS Co. Ltd. (c)	1,700,000	21,209
Jabil, Inc.	113,184	3,495
Keysight Technologies, Inc. (a)	555,943	49,768
Kingboard Chemical Holdings Ltd. (c)	75,354,500	185,508
Kingboard Laminates Holdings Ltd.	3,690,500	3,043
Muramoto Electronic Thailand PCL (For. Reg.) (c)	1,217,100	7,007
Nippo Ltd. (a)(c)	729,800	3,334
PAX Global Technology Ltd.	4,038,000	1,619
Philips Lighting NV (b)(e)	63,790	1,734
Pinnacle Technology Holdings Ltd. (c)	7,269,983	8,195
Redington India Ltd.	13,947,410	21,688
ScanSource, Inc. (a)(c)	1,392,485	47,275
Shibaura Electronics Co. Ltd. (c)	620,600	16,857
Sigmatron International, Inc. (a)	169,138	715
Simplo Technology Co. Ltd.	6,300,000	48,898
SYNNEX Corp. (c)	2,715,024	267,538
Tomen Devices Corp. (c)	533,300	11,363
Tripod Technology Corp.	1,465,000	4,864
TTM Technologies, Inc. (a)	692,416	7,243
UKC Holdings Corp.	969,600	14,688
VST Holdings Ltd. (c)	117,262,200	64,133
Wayside Technology Group, Inc. (c)	335,557	3,785
Wireless Telecom Group, Inc. (a)	247,661	381
		1,285,908
IT Services - 4.1%
ALTEN	583,365	72,393
Amdocs Ltd.	5,729,478	366,629
Argo Graphics, Inc.	780,000	17,824
CACI International, Inc. Class A (a)	55,972	12,042
Computer Services, Inc.	511,963	20,494
CSE Global Ltd. (c)	40,304,200	13,482
Data#3 Ltd.	2,778,797	4,811
Dimerco Data System Corp.	510,000	625
E-Credible Co. Ltd.	129,349	1,935
eClerx Services Ltd.	1,609,270	13,856
EOH Holdings Ltd. (a)	6,333,361	7,811
Estore Corp.	169,800	1,358
ExlService Holdings, Inc. (a)	79,267	5,453
Fiserv, Inc. (a)	77,494	8,170
Gabia, Inc. (c)	975,000	6,838
Indra Sistemas SA (a)(c)	12,354,500	106,266
Know IT AB (c)	1,379,326	27,240
Leidos Holdings, Inc.	573,284	47,067
Maximus, Inc.	176,547	12,978
Net 1 UEPS Technologies, Inc. (a)	456,366	1,848
NIC, Inc.	298,499	5,415
Nice Information & Telecom, Inc.	125,020	3,272
Presidio, Inc.	307,693	4,308
Science Applications International Corp.	303,086	25,874
Societe Pour L'Informatique Industrielle SA (c)	1,642,018	50,896
Softcreate Co. Ltd.	596,500	9,650
The Western Union Co.	17,230,535	361,841
Total System Services, Inc.	96,173	13,053
TravelSky Technology Ltd. (H Shares)	995,000	1,948
WNS Holdings Ltd. sponsored ADR (a)	72,692	4,581
		1,229,958
Semiconductors & Semiconductor Equipment - 0.7%
Amkor Technology, Inc. (a)	198,627	1,833
Axell Corp. (a)	239,200	1,449
Boe Varitronix Ltd.	4,988,000	1,623
Brooks Automation, Inc.	167,226	6,488
Cabot Microelectronics Corp.	54,117	6,583
Entegris, Inc.	275,775	11,999
Leeno Industrial, Inc.	575,000	26,701
Melexis NV (b)	999,300	68,697
Miraial Co. Ltd.	148,600	1,925
Nanometrics, Inc. (a)	156,608	4,914
ON Semiconductor Corp. (a)	260,539	5,604
Phison Electronics Corp.	1,900,000	18,580
Powertech Technology, Inc.	10,000,000	27,271
Renesas Electronics Corp. (a)	490,000	2,923
Semtech Corp. (a)	49,056	2,594
Trio-Tech International (a)(c)	222,545	743
United Microelectronics Corp.	4,331,000	1,921
		191,848
Software - 2.3%
AdaptIT Holdings Ltd.	2,491,339	1,002
ANSYS, Inc. (a)	2,699,724	548,368
Aspen Technology, Inc. (a)	78,093	10,298
Ebix, Inc. (b)	1,436,882	66,140
ICT Automatisering NV (c)	485,785	7,529
InfoVine Co. Ltd. (c)	175,000	3,003
KSK Co., Ltd. (c)	526,700	9,160
LivePerson, Inc. (a)	226,218	7,508
Micro Focus International PLC	110,187	2,321
NetGem SA	842,077	983
Nucleus Software Exports Ltd.	600,000	2,547
Pegasystems, Inc.	83,921	6,344
Pro-Ship, Inc.	500,400	5,754
RealPage, Inc. (a)	130,727	8,168
Vitec Software Group AB	545,867	7,345
Zensar Technologies Ltd.	3,500,000	10,664
		697,134
Technology Hardware, Storage & Peripherals - 3.5%
Compal Electronics, Inc.	66,000,000	40,275
HP, Inc.	6,103,607	128,420
Seagate Technology LLC (c)	17,941,438	830,868
Super Micro Computer, Inc. (a)	1,193,568	21,854
TPV Technology Ltd.	68,962,000	21,602
		1,043,019

TOTAL INFORMATION TECHNOLOGY		4,465,473

MATERIALS - 3.8%
Chemicals - 2.4%
Axalta Coating Systems Ltd. (a)	469,875	13,922
C. Uyemura & Co. Ltd.	380,300	20,835
Chase Corp. (c)	590,462	61,160
Core Molding Technologies, Inc. (a)(c)	697,490	4,638
Deepak Fertilisers and Petrochemicals Corp. Ltd.	1,150,000	1,434
Dow, Inc. (a)	31,016	1,502
DowDuPont, Inc.	31,016	2,238
EcoGreen International Group Ltd. (c)	49,660,080	9,478
FMC Corp.	1,182,264	102,171
Fujikura Kasei Co., Ltd. (c)	2,686,300	14,692
Fuso Chemical Co. Ltd.	570,400	12,022
Gujarat Narmada Valley Fertilizers Co.	4,800,000	14,632
Gujarat State Fertilizers & Chemicals Ltd. (c)	28,500,000	33,181
Honshu Chemical Industry Co. Ltd. (c)	755,800	8,219
Huntsman Corp.	287,239	5,903
Innospec, Inc.	776,714	72,530
JSR Corp.	259,700	4,318
KPC Holdings Corp.	55,171	2,601
KPX Chemical Co. Ltd.	163,083	7,749
Miwon Chemicals Co. Ltd.	55,095	1,814
Miwon Commercial Co. Ltd. (d)	89,782	3,431
Muto Seiko Co. Ltd.	236,100	1,018
Nihon Parkerizing Co. Ltd.	305,000	3,418
Nippon Soda Co. Ltd.	312,100	7,895
SK Kaken Co. Ltd.	54,500	24,798
Soken Chemical & Engineer Co. Ltd. (c)	660,800	9,895
T&K Toka Co. Ltd. (c)	1,333,200	11,924
Thai Carbon Black PCL (For. Reg.)	11,367,500	17,549
Thai Rayon PCL:
(For. Reg.)	2,694,500	3,257
NVDR	84,700	102
The Chemours Co. LLC	249,854	4,765
The Mosaic Co.	3,203,419	80,694
Westlake Chemical Corp.	104,025	7,029
Yara International ASA	3,282,208	154,386
Yip's Chemical Holdings Ltd.	25,454,000	7,756
		732,956
Construction Materials - 0.1%
Brampton Brick Ltd. Class A (sub. vtg.) (a)	665,800	3,254
Mitani Sekisan Co. Ltd. (c)	1,476,600	40,529
RHI Magnesita NV	43,474	2,406
		46,189
Containers & Packaging - 0.3%
AMVIG Holdings Ltd.	5,451,000	1,262
Chuoh Pack Industry Co. Ltd. (c)	418,000	4,611
Kohsoku Corp. (c)	1,721,600	19,797
Mayr-Melnhof Karton AG	17,152	2,165
Packaging Corp. of America	4,982	503
Samhwa Crown & Closure Co. Ltd.	50,000	1,959
Silgan Holdings, Inc.	244,873	7,361
The Pack Corp. (c)	1,546,500	46,911
		84,569
Metals & Mining - 0.9%
Ausdrill Ltd.	10,804,097	14,477
Chubu Steel Plate Co. Ltd.	410,500	2,411
Cleveland-Cliffs, Inc. (b)	12,678,754	135,156
Compania de Minas Buenaventura SA sponsored ADR	2,235,665	34,072
Granges AB	259,859	2,596
Hill & Smith Holdings PLC	792,255	10,877
Livent Corp.	1,105,772	7,121
Nucor Corp.	28,056	1,526
Orvana Minerals Corp. (a)	700,832	199
Pacific Metals Co. Ltd.	344,900	6,539
Steel Dynamics, Inc.	53,813	1,696
Tohoku Steel Co. Ltd. (c)	620,000	8,241
Tokyo Tekko Co. Ltd. (c)	755,200	9,670
Universal Stainless & Alloy Products, Inc. (a)	72,955	1,180
Warrior Metropolitan Coal, Inc.	1,057,330	26,158
Webco Industries, Inc. (a)	7,526	963
		262,882
Paper & Forest Products - 0.1%
Stella-Jones, Inc.	511,131	15,944
Western Forest Products, Inc.	1,931,704	2,078
		18,022

TOTAL MATERIALS		1,144,618

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Colony Capital, Inc.	1,893,429	10,698
Corrections Corp. of America	1,372,670	23,294
Four Corners Property Trust, Inc.	156,415	4,214
National Health Investors, Inc.	28,174	2,236
NSI NV	8,385	357
NSI NV rights (a)(f)	8,385	10
Public Storage	6,976	1,693
Store Capital Corp.	155,900	5,333
Ventas, Inc.	54,845	3,691
VEREIT, Inc.	323,294	2,948
		54,474
Real Estate Management & Development - 0.2%
Anabuki Kosan, Inc.	42,650	1,119
Century21 Real Estate Japan Ltd.	124,000	1,377
IMMOFINANZ Immobilien Anlagen AG	101,491	2,717
Jones Lang LaSalle, Inc.	21,648	3,154
LSL Property Services PLC	1,407,797	3,493
Relo Group, Inc.	1,315,700	35,085
Selvaag Bolig ASA	935,600	4,912
Servcorp Ltd.	835,256	2,299
Sino Land Ltd.	1,755,954	2,844
Tejon Ranch Co. (a)	428,090	7,933
Wing Tai Holdings Ltd.	1,708,300	2,619
		67,552

TOTAL REAL ESTATE		122,026

UTILITIES - 1.6%
Electric Utilities - 1.3%
Exelon Corp.	329,883	14,865
PG&E Corp. (a)	4,475,120	81,134
PPL Corp.	9,952,095	294,881
Vistra Energy Corp.	55,500	1,191
		392,071
Gas Utilities - 0.1%
Busan City Gas Co. Ltd.	50,971	1,565
China Resource Gas Group Ltd.	676,000	3,422
Hokuriku Gas Co.	151,300	4,214
K&O Energy Group, Inc.	321,900	4,361
Keiyo Gas Co. Ltd.	117,900	3,267
Star Gas Partners LP	196,904	1,894
		18,723
Independent Power and Renewable Electricity Producers - 0.1%
Mega First Corp. Bhd (c)	32,000,045	29,374
Mega First Corp. Bhd warrants 4/8/20 (a)	3,800,000	1,483
		30,857
Multi-Utilities - 0.1%
CMS Energy Corp.	262,969	15,310
Water Utilities - 0.0%
Manila Water Co., Inc.	5,567,500	2,564

TOTAL UTILITIES		459,525

TOTAL COMMON STOCKS
(Cost $14,731,577)		27,955,372

Nonconvertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Nam Yang Dairy Products	4,917	815
INDUSTRIALS - 0.0%
Air Freight & Logistics - 0.0%
Air T Funding 8.00% (a)	34,484	82
Industrial Conglomerates - 0.0%
Steel Partners Holdings LP Series A, 6.00%	162,154	3,543

TOTAL INDUSTRIALS		3,625

MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	1,517,823	21,473
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $15,686)		25,913
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Bristow Group, Inc. 6.25% 10/15/22 (g)	9,944	1,889
Oil, Gas & Consumable Fuels - 0.0%
Centrus Energy Corp. 8.25% 2/28/27 (e)	4,561	3,523
TOTAL NONCONVERTIBLE BONDS
(Cost $12,726)		5,412
	Shares	Value (000s)

Money Market Funds - 7.6%
Fidelity Cash Central Fund 2.43% (h)	1,765,843,455	1,766,197
Fidelity Securities Lending Cash Central Fund 2.43% (h)(i)	507,292,888	507,344
TOTAL MONEY MARKET FUNDS
(Cost $2,273,210)		2,273,541
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $17,033,199)		30,260,238
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(437,937)
NET ASSETS - 100%		$29,822,301

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $36,371,000 or 0.1% of net assets.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Non-income producing - Security is in default.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$51,413
Fidelity Securities Lending Cash Central Fund	4,723
Total	$56,136

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Aalberts Industries NV	$301,560	$--	$2,240	$4,730	$1,637	$(35,158)	$265,799
Abbey PLC	31,773	--	288	2,400	231	(4,471)	27,245
Accell Group NV	36,577	--	37,155	--	92	486	--
Air T, Inc.	6,043	--	4,795	--	3,189	(3,272)	--
AJIS Co. Ltd.	27,747	--	236	471	172	370	28,053
Alconix Corp.	32,597	--	231	665	111	(7,238)	25,239
Alps Logistics Co. Ltd.	21,765	--	192	414	93	(2,180)	19,486
Arts Optical International Holdings Ltd.	5,935	--	598	143	(520)	(349)	4,468
ASL Marine Holdings Ltd.	3,319	--	18	--	(17)	(1,762)	1,522
ASTI Corp.	3,940	--	27	103	12	(981)	2,944
Axell Corp.	5,341	--	2,993	--	(13,946)	13,047	--
Barratt Developments PLC	506,341	--	9,306	42,660	4,666	55,391	557,092
Bed Bath & Beyond, Inc.	38,749	121,213	1,253	5,916	41	(47,643)	111,107
Belc Co. Ltd.	79,124	--	732	934	607	(2,929)	76,070
Belluna Co. Ltd.	81,345	--	4,330	806	1,857	(36,238)	42,634
BMTC Group, Inc.	42,943	--	1,109	640	1,063	(13,974)	28,923
Bristow Group, Inc.	30,021	6,739	2,808	--	(35,738)	1,786	--
Calian Technologies Ltd.	15,163	--	138	449	97	657	15,779
Chase Corp.	83,869	--	10,143	497	9,077	(21,643)	61,160
Chuoh Pack Industry Co. Ltd.	5,281	--	41	136	19	(648)	4,611
Civeo Corp.	45,452	--	433	--	(2,463)	(23,237)	19,319
Clip Corp.	2,255	--	37	88	(4)	(311)	1,903
Codorus Valley Bancorp, Inc.	19,497	214	137	414	111	(4,312)	15,373
Contango Oil & Gas Co.	14,584	--	67	--	(8)	(11,083)	3,426
Core Molding Technologies, Inc.	5,129	2,856	48	--	33	(3,332)	4,638
Create SD Holdings Co. Ltd.	132,942	--	1,192	1,548	900	(13,142)	119,508
CSE Global Ltd.	13,446	--	128	817	31	133	13,482
Daewon Pharmaceutical Co. Ltd.	32,353	--	57	362	26	(8,628)	23,694
Daiichi Kensetsu Corp.	27,504	--	240	477	142	491	27,897
DongKook Pharmaceutical Co. Ltd.	35,177	--	--	242	--	(269)	34,908
DVx, Inc.	8,927	--	55	136	33	(3,857)	5,048
EcoGreen International Group Ltd.	10,664	--	93	358	21	(1,114)	9,478
Elematec Corp.	27,752	--	197	627	101	(5,611)	22,045
Estore Corp.	2,452	--	871	40	249	(472)	--
Excel Co. Ltd.	16,942	--	116	156	45	(6,547)	10,324
Ff Group	24,491	--	127	--	(292)	(18,329)	5,743
First Juken Co. Ltd.	17,548	--	141	481	84	(1,458)	16,033
Food Empire Holdings Ltd.	17,941	--	184	194	67	(3,298)	14,526
Fossil Group, Inc.	108,416	--	549	--	461	(63,064)	45,264
Fresh Del Monte Produce, Inc.	174,685	--	1,259	1,444	318	(29,129)	144,615
Fuji Kosan Co. Ltd.	3,729	--	42	83	8	1,467	5,162
Fujikura Kasei Co., Ltd.	15,712	--	134	349	20	(906)	14,692
Fursys, Inc.	25,681	--	--	707	--	(1,421)	24,260
Gabia, Inc.	8,126	--	--	22	--	(1,288)	6,838
Geospace Technologies Corp.	16,165	--	4,366	--	(4,030)	5,452	13,221
Geumhwa PSC Co. Ltd.	10,669	--	--	347	--	(1,111)	9,558
Goodfellow, Inc.	4,058	--	28	47	10	(1,163)	2,877
Guess?, Inc.	111,897	--	10,941	3,767	(6,778)	(21,492)	72,686
Gujarat State Fertilizers & Chemicals Ltd.	48,562	--	--	863	--	(15,381)	33,181
Halows Co. Ltd.	29,828	772	250	276	175	(3,234)	27,291
Hamakyorex Co. Ltd.	43,329	--	412	656	258	1,353	44,528
Handsome Co. Ltd.	67,806	--	1,878	596	1,497	(6,572)	60,853
Hanger, Inc.	43,651	--	48,459	--	(7,242)	12,050	--
Helen of Troy Ltd.	192,471	--	71,123	--	68,583	(23,081)	--
Hiday Hidaka Corp.	39,244	--	8,020	459	5,834	(6,295)	--
Honshu Chemical Industry Co. Ltd.	7,715	--	75	172	46	533	8,219
Hoshiiryou Sanki Co. Ltd.	10,891	--	631	143	121	(587)	9,794
Hwacheon Machine Tool Co. Ltd.	10,270	--	--	205	--	(2,370)	7,900
Hyster-Yale Materials Handling Class A	15,257	1,200	1,794	288	(192)	(529)	13,942
Hyster-Yale Materials Handling Class B	20,386	--	--	387	--	(1,216)	19,170
I-Sheng Electric Wire & Cable Co. Ltd.	17,495	--	--	997	--	(920)	16,575
IA Group Corp.	3,987	--	32	152	4	(78)	3,881
ICT Automatisering NV	8,682	202	320	201	90	(1,125)	7,529
IDIS Holdings Co. Ltd.	10,166	--	--	119	--	(2,436)	7,730
Ihara Science Corp.	19,975	--	123	359	79	(8,528)	11,403
Indra Sistemas SA	156,113	--	4,952	--	(5,863)	(39,032)	106,266
InfoVine Co. Ltd.	3,709	--	--	124	--	(706)	3,003
Intage Holdings, Inc.	34,244	--	256	590	156	(6,287)	27,857
Intelligent Digital Integrated Security Co. Ltd.	7,137	--	19,559	--	12,178	244	--
INTOPS Co. Ltd.	14,024	--	334	254	160	7,359	21,209
INZI Controls Co. Ltd.	7,407	--	6,961	113	3,908	(1,824)	--
Isra Vision AG	76,909	--	66,836	--	60,402	(70,475)	--
Jaya Holdings Ltd.	69	--	--	--	(59,063)	59,045	--
JLM Couture, Inc.	1,267	--	13	--	5	(115)	1,144
Jorudan Co. Ltd.	4,066	--	5,893	42	3,101	(1,274)	--
Jumbo SA	160,642	--	1,568	4,009	1,200	33,850	194,124
Kingboard Chemical Holdings Ltd.	265,008	--	2,042	17,418	1,687	(79,145)	185,508
Know IT AB	27,548	--	266	717	165	(207)	27,240
Kohsoku Corp.	21,243	--	163	405	80	(1,363)	19,797
Kondotec, Inc.	14,329	751	132	340	106	(1,151)	13,903
Korea Electric Terminal Co. Ltd.	28,981	320	--	366	--	10,365	39,666
KSK Co., Ltd.	8,551	--	76	405	51	634	9,160
Kwang Dong Pharmaceutical Co. Ltd.	20,881	--	--	185	--	(3,249)	17,632
Kyeryong Construction Industrial Co. Ltd.	13,397	--	--	251	--	1,040	14,437
Maruzen Co. Ltd.	31,406	--	293	360	235	(955)	30,393
Mega First Corp. Bhd	28,477	--	576	309	149	1,324	29,374
Metro, Inc. Class A (sub. vtg.)	831,515	--	8,218	12,005	7,811	124,613	955,721
Michang Oil Industrial Co. Ltd.	12,557	--	--	208	--	(1,220)	11,337
Mitani Sekisan Co. Ltd.	36,133	--	345	361	279	4,462	40,529
Motonic Corp.	26,269	--	4,690	727	1,348	(135)	22,792
Mr. Bricolage SA	13,235	--	52	--	(44)	(9,882)	3,257
Muhak Co. Ltd.	38,087	--	--	730	--	(13,412)	24,675
Murakami Corp.	21,350	1,044	169	290	133	(4,551)	17,807
Muramoto Electronic Thailand PCL (For. Reg.)	7,016	--	68	458	18	41	7,007
Murphy Oil Corp.	362,834	4,908	13,252	10,783	1,786	(100,213)	256,063
Nadex Co. Ltd.	7,449	--	60	230	32	(1,081)	6,340
Nafco Co. Ltd.	31,794	--	253	593	76	(6,636)	24,981
ND Software Co. Ltd.	12,926	--	84	72	9,624	(3,684)	--
Next PLC	989,675	--	45,183	25,683	25,210	(82,231)	887,471
Nippo Ltd.	2,971	--	28	--	6	385	3,334
Origin Enterprises PLC	64,974	--	523	2,194	36	(14,591)	49,896
P&F Industries, Inc. Class A	2,683	--	2,457	32	(68)	(158)	--
Parker Corp.	10,960	--	91	223	58	(919)	10,008
Pinnacle Technology Holdings Ltd.	10,420	--	81	117	27	(2,171)	8,195
Piolax, Inc.	60,277	--	454	900	408	(15,829)	44,402
Prim SA	22,014	--	170	752	55	(4,401)	17,498
Roadrunner Transportation Systems, Inc.	6,911	--	4,101	--	(22,024)	19,214	--
Rocky Mountain Chocolate Factory, Inc.	4,481	82	34	209	(2)	(547)	3,980
S&T Holdings Co. Ltd.	10,056	--	--	263	--	1,240	11,296
Sakai Moving Service Co. Ltd.	57,168	--	574	480	485	6,953	64,032
Samsung Climate Control Co. Ltd.	4,804	--	--	30	--	(706)	4,098
Sanei Architecture Planning Co. Ltd.	21,406	--	152	704	79	(4,538)	16,795
Sarantis SA	32,784	--	327	592	234	5,397	38,088
ScanSource, Inc.	93,159	--	33,319	--	7,835	(20,400)	47,275
Seagate Technology LLC	979,279	--	31,997	45,743	23,216	(139,630)	830,868
Senshu Electric Co. Ltd.	26,771	--	200	466	118	(4,609)	22,080
Sewon Precision Industries Co. Ltd.	4,625	--	--	36	--	(1,220)	3,405
Shibaura Electronics Co. Ltd.	26,494	--	180	381	143	(9,600)	16,857
SJM Co. Ltd.	4,312	--	--	95	--	(974)	3,338
SJM Holdings Co. Ltd.	4,506	--	1,224	124	(340)	(579)	2,363
Societe Pour L'Informatique Industrielle SA	48,447	--	382	248	304	2,527	50,896
Soken Chemical & Engineer Co. Ltd.	12,151	--	92	297	24	(2,188)	9,895
Southwestern Energy Co.	65,794	191,675	4,792	--	(782)	(141,788)	110,107
Sportscene Group, Inc. Class A	2,039	--	24	--	20	703	2,738
Step Co. Ltd.	15,560	--	129	312	88	(497)	15,022
Strattec Security Corp.	11,320	916	93	206	14	(4,576)	7,581
Strongco Corp.	1,437	--	10	--	(14)	(424)	989
Sun Hing Vision Group Holdings Ltd.	6,974	--	64	455	1	326	7,237
Sunjin Co. Ltd.	29,566	--	--	89	--	(9,233)	20,333
SYNNEX Corp.	260,551	3,516	2,309	4,001	1,900	3,880	267,538
T&K Toka Co. Ltd.	15,501	--	115	368	62	(3,524)	11,924
The Buckle, Inc.	108,284	386	757	8,980	(180)	(16,527)	91,206
The Pack Corp.	49,627	--	426	642	217	(2,507)	46,911
Tohoku Steel Co. Ltd.	8,562	--	70	121	39	(290)	8,241
Tokyo Kisen Co. Ltd.	5,987	--	51	168	31	(505)	5,462
Tokyo Tekko Co. Ltd.	11,941	--	77	123	(30)	(2,164)	9,670
Tomen Devices Corp.	13,785	--	104	393	(12)	(2,306)	11,363
Totech Corp.	21,516	--	646	492	340	(1,659)	19,551
TOW Co. Ltd.	13,217	--	118	437	72	(128)	13,043
Trancom Co. Ltd.	62,738	--	447	633	437	(13,644)	49,084
Trio-Tech International	1,038	--	7	--	(4)	(284)	743
Triple-S Management Corp.	59,125	--	826	--	132	(17,493)	40,938
UKC Holdings Corp.	25,947	--	5,586	922	1,555	(7,228)	--
Unit Corp.	134,142	--	674	--	(221)	(98,552)	34,695
Unum Group	599,747	--	7,223	15,982	3,005	(119,862)	475,667
Utah Medical Products, Inc.	27,463	--	1,976	289	1,801	(3,474)	23,814
VSE Corp.	36,175	871	332	277	41	(10,989)	25,766
VST Holdings Ltd.	64,422	--	930	2,280	581	60	64,133
Wayside Technology Group, Inc.	3,713	770	35	219	--	(663)	3,785
Whanin Pharmaceutical Co. Ltd.	33,084	--	--	391	--	(9,029)	24,055
Whiting Petroleum Corp.	69,458	87,107	798	--	14	(74,751)	81,030
WIN-Partners Co. Ltd.	37,651	--	236	656	170	(9,856)	27,729
Winas Ltd.	3,446	--	30	4,578	10	(2,824)	602
Youngone Holdings Co. Ltd.	42,903	--	--	529	--	(3,556)	39,347
Yutaka Giken Co. Ltd.	29,952	--	191	711	99	(10,512)	19,348
	$9,583,908	$425,542	$520,948	$255,711	$115,991	$(1,319,267)	$8,047,590

 (a) Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$539,126	$371,591	$167,535	$--
Consumer Discretionary	7,076,544	6,790,592	275,604	10,348
Consumer Staples	2,969,307	2,850,086	116,571	2,650
Energy	1,396,425	1,133,271	263,154	--
Financials	3,916,293	3,658,844	257,449	--
Health Care	3,743,025	3,553,367	189,658	--
Industrials	2,127,450	1,761,077	366,373	--
Information Technology	4,465,473	3,495,181	970,292	--
Materials	1,166,091	1,038,870	123,790	3,431
Real Estate	122,026	114,264	7,762	--
Utilities	459,525	421,117	38,408	--
Corporate Bonds	5,412	--	5,412	--
Money Market Funds	2,273,541	2,273,541	--	--
Total Investments in Securities:	$30,260,238	$27,461,801	$2,782,008	$16,429

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	57.3%
Japan	9.1%
United Kingdom	6.5%
Canada	5.3%
Ireland	4.0%
Netherlands	2.4%
Taiwan	2.1%
Bermuda	2.0%
Korea (South)	1.9%
Cayman Islands	1.5%
Bailiwick of Guernsey	1.2%
Others (Individually Less Than 1%)	6.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		July 31, 2019
Assets
Investment in securities, at value (including securities loaned of $490,159) — See accompanying schedule: Unaffiliated issuers (cost $10,306,061)	$19,939,107
Fidelity Central Funds (cost $2,273,210)	2,273,541
Other affiliated issuers (cost $4,453,928)	8,047,590
Total Investment in Securities (cost $17,033,199)		$30,260,238
Cash		758
Foreign currency held at value (cost $1,134)		1,071
Receivable for investments sold		37,735
Receivable for fund shares sold		7,569
Dividends receivable		55,712
Interest receivable		515
Distributions receivable from Fidelity Central Funds		3,976
Prepaid expenses		73
Other receivables		3,299
Total assets		30,370,946
Liabilities
Payable for investments purchased
Regular delivery	$5,696
Delayed delivery	9
Payable for fund shares redeemed	19,294
Accrued management fee	10,307
Other affiliated payables	3,087
Other payables and accrued expenses	2,945
Collateral on securities loaned	507,307
Total liabilities		548,645
Net Assets		$29,822,301
Net Assets consist of:
Paid in capital		$15,045,302
Total distributable earnings (loss)		14,776,999
Net Assets		$29,822,301
Net Asset Value and Maximum Offering Price
Low-Priced Stock:
Net Asset Value, offering price and redemption price per share ($24,046,542 ÷ 490,401 shares)		$49.03
Class K:
Net Asset Value, offering price and redemption price per share ($5,775,759 ÷ 117,857 shares)		$49.01

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended July 31, 2019
Investment Income
Dividends (including $255,711 earned from other affiliated issuers)		$702,219
Interest		669
Income from Fidelity Central Funds (including $4,723 from security lending)		56,136
Total income		759,024
Expenses
Management fee
Basic fee	$187,810
Performance adjustment	(70,577)
Transfer agent fees	37,352
Accounting and security lending fees	2,095
Custodian fees and expenses	1,622
Independent trustees' fees and expenses	183
Registration fees	139
Audit	239
Legal	72
Miscellaneous	231
Total expenses before reductions	159,166
Expense reductions	(600)
Total expenses after reductions		158,566
Net investment income (loss)		600,458
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $384)	3,167,525
Fidelity Central Funds	220
Other affiliated issuers	115,991
Foreign currency transactions	(685)
Total net realized gain (loss)		3,283,051
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $2,057)	(3,216,234)
Fidelity Central Funds	(221)
Other affiliated issuers	(1,319,267)
Assets and liabilities in foreign currencies	(645)
Total change in net unrealized appreciation (depreciation)		(4,536,367)
Net gain (loss)		(1,253,316)
Net increase (decrease) in net assets resulting from operations		$(652,858)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended July 31, 2019	Year ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$600,458	$571,758
Net realized gain (loss)	3,283,051	3,524,905
Change in net unrealized appreciation (depreciation)	(4,536,367)	309,863
Net increase (decrease) in net assets resulting from operations	(652,858)	4,406,526
Distributions to shareholders	(3,794,431)	–
Distributions to shareholders from net investment income	–	(570,162)
Distributions to shareholders from net realized gain	–	(2,830,480)
Total distributions	(3,794,431)	(3,400,642)
Share transactions - net increase (decrease)	(2,140,562)	(2,815,868)
Total increase (decrease) in net assets	(6,587,851)	(1,809,984)
Net Assets
Beginning of period	36,410,152	38,220,136
End of period	$29,822,301	$36,410,152
Other Information
Undistributed net investment income end of period		$275,404

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Low-Priced Stock Fund

Years ended July 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$55.65	$54.38	$49.57	$52.65	$51.03
Income from Investment Operations
Net investment income (loss)A	.91	.80	.74	.59	.52
Net realized and unrealized gain (loss)	(1.69)	5.33	6.47	(1.44)	4.06
Total from investment operations	(.78)	6.13	7.21	(.85)	4.58
Distributions from net investment income	(.84)	(.79)	(.60)	(.62)	(.52)
Distributions from net realized gain	(5.00)	(4.06)	(1.80)	(1.61)	(2.44)
Total distributions	(5.84)	(4.86)B	(2.40)	(2.23)	(2.96)
Redemption fees added to paid in capitalA	–	–	–C	–C	–C
Net asset value, end of period	$49.03	$55.65	$54.38	$49.57	$52.65
Total ReturnD	(1.20)%	12.07%	15.17%	(1.48)%	9.32%
Ratios to Average Net AssetsE,F
Expenses before reductions	.52%	.62%	.67%	.88%	.79%
Expenses net of fee waivers, if any	.52%	.62%	.67%	.88%	.79%
Expenses net of all reductions	.51%	.62%	.67%	.88%	.79%
Net investment income (loss)	1.86%	1.48%	1.46%	1.24%	1.02%
Supplemental Data
Net assets, end of period (in millions)	$24,047	$28,809	$28,334	$28,524	$30,150
Portfolio turnover rateG,H	17%	11%	8%	9%	9%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $4.86 per share is comprised of distributions from net investment income of $.793 and distributions from net realized gain of $4.064 per share.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Low-Priced Stock Fund Class K

Years ended July 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$55.63	$54.36	$49.56	$52.64	$51.02
Income from Investment Operations
Net investment income (loss)A	.96	.85	.79	.64	.57
Net realized and unrealized gain (loss)	(1.69)	5.33	6.46	(1.44)	4.06
Total from investment operations	(.73)	6.18	7.25	(.80)	4.63
Distributions from net investment income	(.89)	(.84)	(.64)	(.67)	(.57)
Distributions from net realized gain	(5.00)	(4.06)	(1.80)	(1.61)	(2.44)
Total distributions	(5.89)	(4.91)B	(2.45)C	(2.28)	(3.01)
Redemption fees added to paid in capitalA	–	–	–D	–D	–D
Net asset value, end of period	$49.01	$55.63	$54.36	$49.56	$52.64
Total ReturnE	(1.10)%	12.18%	15.27%	(1.38)%	9.44%
Ratios to Average Net AssetsF,G
Expenses before reductions	.43%	.53%	.58%	.78%	.69%
Expenses net of fee waivers, if any	.43%	.53%	.58%	.78%	.69%
Expenses net of all reductions	.43%	.53%	.58%	.78%	.69%
Net investment income (loss)	1.95%	1.57%	1.56%	1.34%	1.11%
Supplemental Data
Net assets, end of period (in millions)	$5,776	$7,601	$9,886	$11,489	$13,989
Portfolio turnover rateH,I	17%	11%	8%	9%	9%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $4.91 per share is comprised of distributions from net investment income of $.842 and distributions from net realized gain of $4.064 per share.

 C Total distributions of $2.45 per share is comprised of distributions from net investment income of $.644 and distributions from net realized gain of $1.803 per share.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended July 31, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity Low-Priced Stock Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Low-Priced Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $1,844 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, equity-debt classifications, redemptions in kind, partnerships, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$14,764,947
Gross unrealized depreciation	(2,164,881)
Net unrealized appreciation (depreciation)	$12,600,066
Tax Cost	$17,660,172

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$292,300
Undistributed long-term capital gain	$1,887,345
Net unrealized appreciation (depreciation) on securities and other investments	$12,599,200

The tax character of distributions paid was as follows:

	July 31, 2019	July 31, 2018
Ordinary Income	$605,328	$ 649,155
Long-term Capital Gains	3,189,103	2,751,487
Total	$3,794,431	$ 3,400,642

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $5,154,374 and $8,577,003, respectively.

Unaffiliated Redemptions In-Kind. During the period, 5,556 shares of the Fund were redeemed in-kind for investments, including accrued interest, and cash with a value of $264,499. The net realized gain of $142,715 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Unaffiliated Redemptions In-Kind. During the prior period, 31,696 shares of the Fund were redeemed in-kind for investments, including accrued interest and cash with a value of $1,710,031. The Fund had a net realized gain of $1,005,957 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Low-Priced Stock as compared to its benchmark index, the Russell 2000 Index, over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .37% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Low-Priced Stock, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Low-Priced Stock	$34,386.13
Class K	2,966.05
	$37,352

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annual rate of .01%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $160 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $87 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with NFS, as affiliated borrower. Total fees paid by the Fund to NFS, as lending agent, amounted to $37. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $112 from securities loaned to NFS, as affiliated borrower.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $343 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $9. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Low-Priced Stock	$7

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $241.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended July 31, 2019	Year ended July 31, 2018
Distributions to shareholders
Low-Priced Stock	$3,002,760	$–
Class K	791,671	–
Total	$3,794,431	$–
From net investment income
Low-Priced Stock	$–	$422,624
Class K	–	147,538
Total	$–	$570,162
From net realized gain
Low-Priced Stock	$–	$2,113,153
Class K	–	717,327
Total	$–	$2,830,480

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2019	Year ended July 31, 2018
Low-Priced Stock
Shares sold	27,483	78,887	$1,342,106	$4,286,318
Reinvestment of distributions	55,804	45,637	2,757,121	2,359,539
Shares redeemed	(110,542)(a)	(127,919)(b)	(5,355,052)(a)	(6,976,877)(b)
Net increase (decrease)	(27,255)	(3,395)	$(1,255,825)	$(331,020)
Class K
Shares sold	13,313	23,375	$656,387	$1,267,880
Reinvestment of distributions	16,031	16,747	791,671	864,865
Shares redeemed	(48,117)(a)	(85,363)(b)	(2,332,795)(a)	(4,617,593)(b)
Net increase (decrease)	(18,773)	(45,241)	$(884,737)	$(2,484,848)

 (a) Amount includes in-kind redemptions (see the Unaffiliated Redemptions In-Kind note for additional details).

 (b) Amount includes in-kind redemptions (see the Prior Fiscal Year Unaffiliated Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Puritan Trust and Shareholders of Fidelity Low-Priced Stock Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Low-Priced Stock Fund (one of the funds constituting Fidelity Puritan Trust, referred to hereafter as the “Fund”) as of July 31, 2019, the related statement of operations for the year ended July 31, 2019, the statement of changes in net assets for each of the two years in the period ended July 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2019 and the financial highlights for each of the five years in the period ended July 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 13, 2019

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 298 funds. Mr. Chiel oversees 170 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Chair (2018-present) and Member (2013-present) of the Board of Governors, State University System of Florida and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present) and as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), a Director of Fortune Brands, Inc. (consumer products, 2000-2011), and a member of the Board of Trustees of the University of Florida (2013-2018).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a Director of Andeavor Logistics LP (natural resources logistics, 2015-2018), a Director of Post Oak Bank (privately-held bank, 2004-2018), a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), an Advisory Director of Riverstone Holdings (private investment), a Director of Spinnaker Exploration Company (exploration and production, 2001-2005) and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Executive Vice President of Fidelity SelectCo, LLC (2019-present), Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Executive Vice President of Fidelity SelectCo, LLC (2019-present), Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2019 to July 31, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Expenses Paid During Period-B February 1, 2019 to July 31, 2019
Low-Priced Stock	.51%
Actual		$1,000.00	$1,042.30	$2.58
Hypothetical-C		$1,000.00	$1,022.27	$2.56
Class K	.42%
Actual		$1,000.00	$1,043.00	$2.13
Hypothetical-C		$1,000.00	$1,022.71	$2.11

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Low-Priced Stock Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Low-Priced Stock Fund
Low-Priced Stock	09/16/19	09/13/19	$0.486	$3.171
Class K	09/16/19	09/13/19	$0.513	$3.171

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2019, $3,087,528,338, or, if subsequently determined to be different, the net capital gain of such year.

Low-Priced Stock designates 55% and 39%; and Class K designates 51% and 38%; of the dividends distributed in September and December, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Low-Priced Stock designates 100% and 83%; and Class K designates 100% and 80%; of the dividends distributed in September and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

LPS-ANN-0919
1.536378.122

Fidelity® Value Discovery Fund Annual Report July 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2019	Past 1 year	Past 5 years	Past 10 years
Fidelity® Value Discovery Fund	2.86%	6.93%	11.62%
Class K	2.93%	7.06%	11.79%

 The initial offering of Class K shares took place on May 9, 2008. Returns prior to May 9, 2008 are those of Fidelity® Value Discovery Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Value Discovery Fund, a class of the fund, on July 31, 2009.

The chart shows how the value of your investment would have changed, and also shows how the Russell 3000® Value Index performed over the same period.

See (above) (previous page) for additional information regarding the performance of Fidelity® Value Discovery Fund.

Period Ending Values
$30,025	Fidelity® Value Discovery Fund
$31,939	Russell 3000® Value Index

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index gained 7.99% for the 12 months ending July 31, 2019, beginning the new year on a high note after enduring a historically volatile final quarter of 2018. Upbeat company earnings/outlooks and signs the Federal Reserve may pause on rates boosted stocks to an all-time high on April 30. In May, however, volatility spiked and stocks returned -6.35% for the month amid the Fed’s decision to hold interest rates steady and signal that it had little appetite to adjust them any time soon, as well as retaliatory tariffs imposed on the U.S. by China. The downtrend was similar to late 2018, when many investors fled from risk assets on elevated concerns about future economic growth, global trade and tighter monetary policy. The bull market roared back in June, with the S&P 500® rising 7.05%, and recorded a series of all-time highs in a productive July (+1.44%). For the full 12 months, growth stocks outpaced value, while large-caps handily bested small-caps. By sector, information technology (+19%) led the way, boosted by continued strength in software & services (+26%), the market’s largest industry segment. Three defensive groups also stood out – real estate (+18%), utilities (+17%) and consumer staples (+15%) – followed by consumer discretionary (+10%) and communication services (+8%). In contrast, energy (-16%) was by far the weakest sector. Other notable laggards included materials (0%), financials (+3%), industrials (+4%) and health care (+4%).

Comments from Portfolio Manager Sean Gavin:  For the fiscal year, the fund's share classes gained 3%, trailing the 4.23% increase in the benchmark Russell 3000® Value Index. The fund's main performance challenge relative to the index was subpar security selection, particularly among health care stocks. Conversely, investment choices in the energy and materials sectors added the most value the past 12 months. The fund's biggest individual detractor was an out-of-benchmark stake in Bayer, a German pharmaceutical and life sciences company whose stock returned -42% in the fund before I fully liquidated the position in May. Bayer struggled due to significant legal liabilities from its Monsanto division. Also in health care, a position in diversified health care and drugstore chain CVS Health (-11%) weighed on the fund's relative result. Other notable detractors included an out-of-index stake in tobacco manufacturer British American Tobacco (-38%) and benchmark component Procter & Gamble (+50%), the latter of which we declined to own because of valuation concerns. On the positive side, chocolate manufacturer Hershey (+58%) was the portfolio's leading contributor after reporting good financial results during the period. An out-of-benchmark position in pharmaceutical company Shire (+11%) also added value. The company's shares rose following its acquisition by Japanese drug manufacturer Takeda Pharmaceutical, which was completed in January. As a result of this transaction, however, we acquired shares of Takeda that we subsequently sold in July. Another key relative contributor was Disney (+33%), whose shares gained partly due to investors' apparent optimism about the media company's forthcoming video-streaming network.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2019

% of fund's net assets
Berkshire Hathaway, Inc. Class B	3.8
Wells Fargo & Co.	3.5
Comcast Corp. Class A	3.4
Exxon Mobil Corp.	3.0
U.S. Bancorp	2.8
Chevron Corp.	2.7
PNC Financial Services Group, Inc.	2.4
The Walt Disney Co.	2.2
Cigna Corp.	1.9
Amgen, Inc.	1.9
27.6

Top Five Market Sectors as of July 31, 2019

% of fund's net assets
Financials	29.2
Health Care	16.2
Communication Services	10.7
Energy	9.2
Industrials	8.4

Asset Allocation (% of fund's net assets)

As of July 31, 2019*
Stocks	96.2%
Short-Term Investments and Net Other Assets (Liabilities)	3.8%

 * Foreign investments - 14.0%

Schedule of Investments July 31, 2019

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
COMMUNICATION SERVICES - 10.7%
Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.	255,118	$14,100,372
Entertainment - 3.5%
Activision Blizzard, Inc.	262,700	12,803,998
Electronic Arts, Inc. (a)	140,400	12,987,000
Lions Gate Entertainment Corp. Class B	595,277	7,256,427
The Walt Disney Co.	377,720	54,017,737
		87,065,162
Interactive Media & Services - 0.7%
Alphabet, Inc. Class A (a)	13,248	16,138,714
Media - 5.1%
Comcast Corp. Class A	1,959,503	84,591,745
Fox Corp. Class A	341,811	12,756,387
Interpublic Group of Companies, Inc.	1,240,745	28,437,875
		125,786,007
Wireless Telecommunication Services - 0.8%
T-Mobile U.S., Inc. (a)	255,800	20,394,934

TOTAL COMMUNICATION SERVICES		263,485,189

CONSUMER DISCRETIONARY - 3.6%
Auto Components - 0.3%
Lear Corp.	63,500	8,050,530
Internet & Direct Marketing Retail - 0.7%
eBay, Inc.	396,869	16,347,034
Multiline Retail - 1.3%
Dollar General Corp.	239,100	32,044,182
Textiles, Apparel & Luxury Goods - 1.3%
PVH Corp.	225,628	20,062,842
Tapestry, Inc.	347,900	10,760,547
		30,823,389

TOTAL CONSUMER DISCRETIONARY		87,265,135

CONSUMER STAPLES - 6.4%
Beverages - 1.9%
C&C Group PLC	3,704,010	16,729,383
Coca-Cola European Partners PLC	74,300	4,107,304
PepsiCo, Inc.	209,635	26,793,449
		47,630,136
Food & Staples Retailing - 1.9%
Sysco Corp.	396,646	27,198,016
Walmart, Inc.	171,700	18,952,246
		46,150,262
Food Products - 2.6%
Danone SA	303,700	26,340,800
Seaboard Corp.	2,256	9,208,180
The Hershey Co.	79,608	12,079,718
The J.M. Smucker Co.	136,561	15,184,218
		62,812,916

TOTAL CONSUMER STAPLES		156,593,314

ENERGY - 9.2%
Energy Equipment & Services - 0.9%
Baker Hughes, a GE Co. Class A	845,534	21,468,108
Oil, Gas & Consumable Fuels - 8.3%
Chevron Corp.	544,937	67,087,194
Exxon Mobil Corp.	1,009,740	75,084,266
FLEX LNG Ltd. (a)	539,980	6,767,431
GasLog Ltd.	256,608	3,654,098
GasLog Partners LP	829,082	17,866,717
Golar LNG Partners LP	1,185,160	14,020,443
Hoegh LNG Partners LP	389,395	6,888,398
Teekay LNG Partners LP	804,099	11,627,272
Teekay Offshore Partners LP	2,310,169	2,679,796
		205,675,615

TOTAL ENERGY		227,143,723

FINANCIALS - 29.2%
Banks - 12.0%
Huntington Bancshares, Inc.	1,086,200	15,478,350
M&T Bank Corp.	176,500	28,990,125
PNC Financial Services Group, Inc.	410,431	58,650,590
SunTrust Banks, Inc.	551,431	36,725,305
U.S. Bancorp	1,198,933	68,519,021
Wells Fargo & Co.	1,774,486	85,902,867
		294,266,258
Capital Markets - 3.0%
Affiliated Managers Group, Inc.	138,100	11,847,599
Goldman Sachs Group, Inc.	177,220	39,011,439
Invesco Ltd. (b)	343,600	6,593,684
State Street Corp.	287,119	16,678,743
		74,131,465
Consumer Finance - 2.2%
Capital One Financial Corp.	224,232	20,723,521
Discover Financial Services	384,322	34,489,056
		55,212,577
Diversified Financial Services - 3.8%
Berkshire Hathaway, Inc. Class B (a)	458,860	94,263,608
Insurance - 4.7%
Allstate Corp.	151,907	16,314,812
Chubb Ltd.	199,047	30,422,343
FNF Group	348,648	14,950,026
Prudential PLC	859,307	17,679,584
The Travelers Companies, Inc.	238,715	35,000,393
		114,367,158
Mortgage Real Estate Investment Trusts - 3.3%
AGNC Investment Corp.	2,022,811	34,670,981
Annaly Capital Management, Inc.	2,199,611	21,006,285
MFA Financial, Inc.	3,421,265	24,564,683
		80,241,949
Thrifts & Mortgage Finance - 0.2%
LIC Housing Finance Ltd.	529,400	3,965,442

TOTAL FINANCIALS		716,448,457

HEALTH CARE - 16.2%
Biotechnology - 4.2%
AbbVie, Inc.	189,400	12,617,828
Amgen, Inc.	246,393	45,972,006
Celgene Corp. (a)	476,800	43,798,848
		102,388,682
Health Care Providers & Services - 8.0%
Anthem, Inc.	106,389	31,343,263
Centene Corp. (a)	368,200	19,179,538
Cigna Corp.	274,864	46,704,891
CVS Health Corp.	393,360	21,977,023
Humana, Inc.	52,100	15,460,675
UnitedHealth Group, Inc.	176,600	43,975,166
Wellcare Health Plans, Inc. (a)	64,900	18,642,525
		197,283,081
Pharmaceuticals - 4.0%
Allergan PLC	213,414	34,252,947
Bristol-Myers Squibb Co.	332,700	14,775,207
Roche Holding AG (participation certificate)	106,624	28,539,535
Sanofi SA sponsored ADR	511,342	21,322,961
		98,890,650

TOTAL HEALTH CARE		398,562,413

INDUSTRIALS - 8.4%
Aerospace & Defense - 3.3%
General Dynamics Corp.	108,500	20,174,490
Harris Corp.	81,784	16,978,358
United Technologies Corp.	329,779	44,058,474
		81,211,322
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	295,600	24,750,588
Electrical Equipment - 0.5%
Siemens Gamesa Renewable Energy SA	441,600	6,196,189
Vestas Wind Systems A/S	81,800	6,727,540
		12,923,729
Machinery - 1.8%
Deere & Co.	131,288	21,747,857
Ingersoll-Rand PLC	172,300	21,306,618
		43,054,475
Road & Rail - 1.2%
J.B. Hunt Transport Services, Inc.	179,900	18,416,363
Union Pacific Corp.	66,672	11,997,626
		30,413,989
Trading Companies & Distributors - 0.6%
HD Supply Holdings, Inc. (a)	368,704	14,936,199

TOTAL INDUSTRIALS		207,290,302

INFORMATION TECHNOLOGY - 4.0%
Electronic Equipment & Components - 1.6%
Arrow Electronics, Inc. (a)	96,400	6,999,604
Avnet, Inc.	79,259	3,599,944
TE Connectivity Ltd.	296,834	27,427,462
		38,027,010
IT Services - 2.4%
Amdocs Ltd.	334,882	21,429,099
Cognizant Technology Solutions Corp. Class A	383,613	24,988,551
The Western Union Co.	602,594	12,654,474
		59,072,124

TOTAL INFORMATION TECHNOLOGY		97,099,134

MATERIALS - 1.2%
Chemicals - 0.4%
The Scotts Miracle-Gro Co. Class A	84,812	9,514,210
Containers & Packaging - 0.8%
Graphic Packaging Holding Co.	1,301,939	19,346,814

TOTAL MATERIALS		28,861,024

REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Simon Property Group, Inc.	137,000	22,221,400
Real Estate Management & Development - 1.4%
CBRE Group, Inc. (a)	640,693	33,963,136

TOTAL REAL ESTATE		56,184,536

UTILITIES - 5.0%
Electric Utilities - 4.7%
Exelon Corp.	975,212	43,943,053
OGE Energy Corp.	307,000	13,185,650
Southern Co.	649,400	36,496,280
Xcel Energy, Inc.	349,552	20,836,795
		114,461,778
Independent Power and Renewable Electricity Producers - 0.2%
NRG Yield, Inc. Class C	307,100	5,533,942
Multi-Utilities - 0.1%
WEC Energy Group, Inc.	42,700	3,649,142

TOTAL UTILITIES		123,644,862

TOTAL COMMON STOCKS
(Cost $2,185,314,034)		2,362,578,089

Money Market Funds - 4.4%
Fidelity Cash Central Fund 2.43% (c)	101,893,856	101,914,235
Fidelity Securities Lending Cash Central Fund 2.43% (c)(d)	6,873,057	6,873,745
TOTAL MONEY MARKET FUNDS
(Cost $108,787,800)		108,787,980
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $2,294,101,834)		2,471,366,069
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(14,902,377)
NET ASSETS - 100%		$2,456,463,692

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,199,546
Fidelity Securities Lending Cash Central Fund	68,229
Total	$2,267,775

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$263,485,189	$263,485,189	$--	$--
Consumer Discretionary	87,265,135	87,265,135	--	--
Consumer Staples	156,593,314	130,252,514	26,340,800	--
Energy	227,143,723	227,143,723	--	--
Financials	716,448,457	694,803,431	21,645,026	--
Health Care	398,562,413	370,022,878	28,539,535	--
Industrials	207,290,302	207,290,302	--	--
Information Technology	97,099,134	97,099,134	--	--
Materials	28,861,024	28,861,024	--	--
Real Estate	56,184,536	56,184,536	--	--
Utilities	123,644,862	123,644,862	--	--
Money Market Funds	108,787,980	108,787,980	--	--
Total Investments in Securities:	$2,471,366,069	$2,394,840,708	$76,525,361	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.0%
Switzerland	3.5%
Ireland	3.0%
Marshall Islands	2.2%
France	2.0%
Others (Individually Less Than 1%)	3.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2019
Assets
Investment in securities, at value (including securities loaned of $6,593,665) — See accompanying schedule: Unaffiliated issuers (cost $2,185,314,034)	$2,362,578,089
Fidelity Central Funds (cost $108,787,800)	108,787,980
Total Investment in Securities (cost $2,294,101,834)		$2,471,366,069
Cash		98,798
Foreign currency held at value (cost $1,320)		1,303
Receivable for investments sold		23,981,158
Receivable for fund shares sold		1,408,694
Dividends receivable		2,171,654
Distributions receivable from Fidelity Central Funds		185,257
Prepaid expenses		6,000
Other receivables		19,658
Total assets		2,499,238,591
Liabilities
Payable for investments purchased	$24,712,974
Payable for fund shares redeemed	9,732,684
Accrued management fee	974,183
Other affiliated payables	354,534
Other payables and accrued expenses	128,544
Collateral on securities loaned	6,871,980
Total liabilities		42,774,899
Net Assets		$2,456,463,692
Net Assets consist of:
Paid in capital		$2,248,991,961
Total distributable earnings (loss)		207,471,731
Net Assets		$2,456,463,692
Net Asset Value and Maximum Offering Price
Value Discovery:
Net Asset Value, offering price and redemption price per share ($2,400,695,431 ÷ 83,227,089 shares)		$28.85
Class K:
Net Asset Value, offering price and redemption price per share ($55,768,261 ÷ 1,932,066 shares)		$28.86

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2019
Investment Income
Dividends		$56,757,584
Income from Fidelity Central Funds (including $68,229 from security lending)		2,267,775
Total income		59,025,359
Expenses
Management fee
Basic fee	$12,481,899
Performance adjustment	(3,160,221)
Transfer agent fees	3,563,498
Accounting and security lending fees	695,835
Custodian fees and expenses	29,234
Independent trustees' fees and expenses	13,103
Registration fees	105,300
Audit	63,568
Legal	9,232
Miscellaneous	15,818
Total expenses before reductions	13,817,266
Expense reductions	(79,636)
Total expenses after reductions		13,737,630
Net investment income (loss)		45,287,729
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	42,095,837
Fidelity Central Funds	(1,920)
Foreign currency transactions	6,580
Futures contracts	3,593,495
Total net realized gain (loss)		45,693,992
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $79,995)	(19,305,809)
Fidelity Central Funds	617
Assets and liabilities in foreign currencies	(13,580)
Total change in net unrealized appreciation (depreciation)		(19,318,772)
Net gain (loss)		26,375,220
Net increase (decrease) in net assets resulting from operations		$71,662,949

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2019	Year ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$45,287,729	$48,440,699
Net realized gain (loss)	45,693,992	261,716,177
Change in net unrealized appreciation (depreciation)	(19,318,772)	(116,467,009)
Net increase (decrease) in net assets resulting from operations	71,662,949	193,689,867
Distributions to shareholders	(94,739,011)	–
Distributions to shareholders from net investment income	–	(38,872,556)
Distributions to shareholders from net realized gain	–	(29,026,203)
Total distributions	(94,739,011)	(67,898,759)
Share transactions - net increase (decrease)	98,392,858	(566,361,059)
Total increase (decrease) in net assets	75,316,796	(440,569,951)
Net Assets
Beginning of period	2,381,146,896	2,821,716,847
End of period	$2,456,463,692	$2,381,146,896
Other Information
Undistributed net investment income end of period		$22,670,477

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Value Discovery Fund

Years ended July 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$29.25	$28.10	$24.16	$24.99	$23.32
Income from Investment Operations
Net investment income (loss)A	.54	.42	.38	.34	.66B
Net realized and unrealized gain (loss)	.22	1.28	3.86	(.38)C	1.35
Total from investment operations	.76	1.70	4.24	(.04)	2.01
Distributions from net investment income	(.57)	(.31)	(.29)	(.47)	(.32)
Distributions from net realized gain	(.59)	(.24)	(.01)	(.32)	(.02)
Total distributions	(1.16)	(.55)	(.30)	(.79)	(.34)
Net asset value, end of period	$28.85	$29.25	$28.10	$24.16	$24.99
Total ReturnD	2.86%	6.19%	17.70%	.05%	8.68%
Ratios to Average Net AssetsE,F
Expenses before reductions	.60%	.69%	.75%	.86%	.84%
Expenses net of fee waivers, if any	.60%	.69%	.75%	.86%	.84%
Expenses net of all reductions	.60%	.69%	.75%	.86%	.84%
Net investment income (loss)	1.95%	1.50%	1.44%	1.46%	2.69%B
Supplemental Data
Net assets, end of period (000 omitted)	$2,400,695	$2,313,811	$2,708,049	$1,712,212	$1,205,423
Portfolio turnover rateG	48%	33%H	32%H	41%	45%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.26 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.62%.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Value Discovery Fund Class K

Years ended July 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$29.28	$28.11	$24.17	$24.99	$23.32
Income from Investment Operations
Net investment income (loss)A	.58	.46	.41	.38	.69B
Net realized and unrealized gain (loss)	.20	1.28	3.86	(.38)C	1.34
Total from investment operations	.78	1.74	4.27	–D	2.03
Distributions from net investment income	(.61)	(.33)	(.32)	(.50)	(.34)
Distributions from net realized gain	(.59)	(.24)	(.01)	(.32)	(.02)
Total distributions	(1.20)	(.57)	(.33)	(.82)	(.36)
Net asset value, end of period	$28.86	$29.28	$28.11	$24.17	$24.99
Total ReturnE	2.93%	6.34%	17.82%	.24%	8.80%
Ratios to Average Net AssetsF,G
Expenses before reductions	.49%	.57%	.63%	.70%	.71%
Expenses net of fee waivers, if any	.49%	.57%	.63%	.70%	.71%
Expenses net of all reductions	.48%	.56%	.63%	.70%	.71%
Net investment income (loss)	2.06%	1.62%	1.56%	1.62%	2.82%B
Supplemental Data
Net assets, end of period (000 omitted)	$55,768	$67,335	$113,668	$222,946	$196,460
Portfolio turnover rateH	48%	33%I	32%I	41%	45%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.26 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.75%.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended July 31, 2019

1. Organization.

Fidelity Value Discovery Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Value Discovery and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$276,067,434
Gross unrealized depreciation	(102,103,569)
Net unrealized appreciation (depreciation)	$173,963,865
Tax Cost	$2,297,402,204

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$23,357,763
Undistributed long-term capital gain	$10,239,114
Net unrealized appreciation (depreciation) on securities and other investments	$173,954,848

The tax character of distributions paid was as follows:

	July 31, 2019	July 31, 2018
Ordinary Income	$46,250,060	$ 54,465,144
Long-term Capital Gains	48,488,952	13,433,615
Total	$94,739,012	$ 67,898,759

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,106,193,657 and $1,078,463,348, respectively.

Prior Fiscal Year Unaffiliated Redemptions In-Kind. During the prior period, 1,238,087 shares of the Fund were redeemed in-kind for investments and cash with a value of $35,289,423. The Fund had a net realized gain of $8,392,283 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Value Discovery as compared to its benchmark index, the Russell 3000 Value Index, over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .40% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Value Discovery, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Value Discovery	$3,534,809.16
Class K	28,689.05
	$3,563,498

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annual rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $18,414 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Redemptions In-Kind. During the prior period, 41,999,841 shares of the Fund were redeemed in-kind for investments and cash with a value of $1,195,735,469. The Fund had a net realized gain of $237,440,352 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6,200 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to $41. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $61,521 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $725.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $17,390.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended July 31, 2019	Year ended July 31, 2018
Distributions to shareholders
Value Discovery	$91,991,501	$–
Class K	2,747,510	–
Total	$94,739,011	$ -
From net investment income
Value Discovery	$–	$37,659,342
Class K	–	1,213,214
Total	$–	$38,872,556
From net realized gain
Value Discovery	$–	$28,024,993
Class K	–	1,001,210
Total	$–	$29,026,203

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2019	Year ended July 31, 2018
Value Discovery
Shares sold	26,907,992	92,576,036	$728,614,220	$2,602,748,985
Reinvestment of distributions	2,791,422	2,218,173	76,426,545	60,950,359
Shares redeemed	(25,569,493)	(112,066,142)	(696,228,144)	(3,180,236,752)
Net increase (decrease)	4,129,921	(17,271,933)	$108,812,621	$(516,537,408)
Class K
Shares sold	327,970	898,035	$9,123,505	$25,342,830
Reinvestment of distributions	100,296	80,757	2,747,510	2,214,424
Shares redeemed	(795,844)	(2,722,401)(a)	(22,290,778)	(77,380,905)(a)
Net increase (decrease)	(367,578)	(1,743,609)	$(10,419,763)	$(49,823,651)

 (a) Amount includes in-kind redemptions (see the Prior Fiscal Year Unaffiliated and Affiliated Redemptions In-Kind notes for additional details).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and Shareholders of Fidelity Value Discovery Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Value Discovery Fund (the "Fund"), a fund of Fidelity Puritan Trust, including the schedule of investments, as of July 31, 2019, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

September 12, 2019

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 298 funds. Mr. Chiel oversees 170 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Chair (2018-present) and Member (2013-present) of the Board of Governors, State University System of Florida and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present) and as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), a Director of Fortune Brands, Inc. (consumer products, 2000-2011), and a member of the Board of Trustees of the University of Florida (2013-2018).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Executive Vice President of Fidelity SelectCo, LLC (2019-present), Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Executive Vice President of Fidelity SelectCo, LLC (2019-present), Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2019 to July 31, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Expenses Paid During Period-B February 1, 2019 to July 31, 2019
Value Discovery	.61%
Actual		$1,000.00	$1,068.90	$3.13
Hypothetical-C		$1,000.00	$1,021.77	$3.06
Class K	.50%
Actual		$1,000.00	$1,069.30	$2.57
Hypothetical-C		$1,000.00	$1,022.32	$2.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Value Discovery Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Value Discovery Fund
Value Discovery	09/09/19	09/06/19	$0.243	$0.146
Class K	09/09/19	09/06/19	$0.243	$0.146

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2019, $46,165,478, or, if subsequently determined to be different, the net capital gain of such year.

Value Discovery designates 100% and 79%; and Class K designates 95% and 75% of the dividends distributed in September and December, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Value Discovery and Class K designate 100% of the dividends distributed in September and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

FVD-ANN-0919
1.788864.116

Fidelity® Series Intrinsic Opportunities Fund Annual Report July 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2019	Past 1 year	Past 5 years	Life of fundA
Fidelity® Series Intrinsic Opportunities Fund	(5.13)%	7.66%	12.25%

 A From December 6, 2012

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series Intrinsic Opportunities Fund on December 6, 2012, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell 3000® Index performed over the same period.

Period Ending Values
$21,570	Fidelity® Series Intrinsic Opportunities Fund
$23,853	Russell 3000® Index

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index gained 7.99% for the 12 months ending July 31, 2019, beginning the new year on a high note after enduring a historically volatile final quarter of 2018. Upbeat company earnings/outlooks and signs the Federal Reserve may pause on rates boosted stocks to an all-time high on April 30. In May, however, volatility spiked and stocks returned -6.35% for the month amid the Fed’s decision to hold interest rates steady and signal that it had little appetite to adjust them any time soon, as well as retaliatory tariffs imposed on the U.S. by China. The downtrend was similar to late 2018, when many investors fled from risk assets on elevated concerns about future economic growth, global trade and tighter monetary policy. The bull market roared back in June, with the S&P 500® rising 7.05%, and recorded a series of all-time highs in a productive July (+1.44%). For the full 12 months, growth stocks outpaced value, while large-caps handily bested small-caps. By sector, information technology (+19%) led the way, boosted by continued strength in software & services (+26%), the market’s largest industry segment. Three defensive groups also stood out – real estate (+18%), utilities (+17%) and consumer staples (+15%) – followed by consumer discretionary (+10%) and communication services (+8%). In contrast, energy (-16%) was by far the weakest sector. Other notable laggards included materials (0%), financials (+3%), industrials (+4%) and health care (+4%).

Comments from Portfolio Manager Joel Tillinghast:  For the fiscal year, the fund returned -5.13%, significantly trailing the 7.05% gain of the benchmark Russell 3000® Index. Versus the benchmark, unfavorable stock selection was the primary detractor the past 12 months, while industry positioning also detracted. Our picks in the consumer discretionary, energy, information technology, consumer staples and health care sectors detracted most. The fund’s cash position – 13% of assets, on average – also hurt in a rising equity market. In addition, the fund's foreign holdings detracted overall, hampered in part by foreign exchange. Conversely, positioning in materials and communication services added modest relative value. A non-benchmark stake in video game and consumer electronics retailer GameStop was the biggest individual detractor. The stock price of GameStop returned about -70% this period, as competition from online retailers hindered earnings. A significant overweighting in United Therapeutics also held back the fund's relative result. Our sizable position in shares of the biotechnology company returned roughly -35%, due at least in part to disappointing first-quarter 2019 financial results. Conversely, overweighting health care insurance providers Anthem (+18%) and Aetna (+13%) contributed most to our relative result. Anthem was the fund's biggest holding the past 12 months and Aetna was acquired by CVS Health during the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2019

% of fund's net assets
Anthem, Inc.	5.6
Amgen, Inc.	2.8
Itochu Corp.	2.7
MetLife, Inc.	2.4
CVS Health Corp.	2.3
The Western Union Co.	2.0
John David Group PLC	2.0
UnitedHealth Group, Inc.	1.8
Best Buy Co., Inc.	1.7
Synchrony Financial	1.6
24.9

Top Five Market Sectors as of July 31, 2019

% of fund's net assets
Health Care	20.6
Consumer Discretionary	16.6
Financials	15.8
Industrials	8.6
Energy	7.3

Asset Allocation (% of fund's net assets)

As of July 31, 2019*
Stocks	88.0%
Short-Term Investments and Net Other Assets (Liabilities)	12.0%

 * Foreign investments - 41.8%

Schedule of Investments July 31, 2019

Showing Percentage of Net Assets

Common Stocks - 87.8%
	Shares	Value
COMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 0.5%
Verizon Communications, Inc.	1,150,200	$63,571,554
Entertainment - 0.4%
Ateam, Inc.	5,000	51,475
GAMEVIL, Inc. (a)	15,000	452,220
Nihon Falcom Corp.	35,000	452,339
Viacom, Inc.:
Class A	800,000	27,968,000
Class B (non-vtg.)	800,000	24,280,000
		53,204,034
Interactive Media & Services - 1.4%
Cars.com, Inc. (a)	50,000	950,000
Kakaku.com, Inc.	500,000	10,460,520
mixi, Inc.	10,000	189,907
Momo, Inc. ADR	5,000	169,850
XLMedia PLC	125,000	111,121
Yahoo! Japan Corp.	46,000,000	134,730,799
YY, Inc. ADR (a)	625,000	40,118,750
Zappallas, Inc. (a)(b)	1,000,000	3,116,095
ZIGExN Co. Ltd.	5,000	36,308
		189,883,350
Media - 2.0%
AMC Networks, Inc. Class A (a)(c)	125,000	6,672,500
Comcast Corp. Class A	3,500,000	151,095,000
Corus Entertainment, Inc. Class B (non-vtg.)	400,000	1,536,596
Criteo SA sponsored ADR (a)	25,000	474,250
Discovery Communications, Inc.:
Class A (a)(c)	2,400,000	72,744,000
Class B (a)	19,308	713,238
DISH Network Corp. Class A (a)	100,000	3,386,000
DMS, Inc.	250,000	4,586,819
F@N Communications, Inc.	525,000	2,668,674
Gendai Agency, Inc. (b)	850,000	3,383,123
Hyundai HCN	2,250,049	6,765,074
Interspace Co. Ltd.	20,000	289,365
Ipsos SA	10,000	273,983
ITE Group PLC	1,800,871	1,605,299
Nippon BS Broadcasting Corp.	200,000	1,976,285
Nippon Television Network Corp.	150,000	2,072,341
Pico Far East Holdings Ltd.	9,600,000	2,938,073
Proto Corp.	100,000	1,046,971
RKB Mainichi Broadcasting Corp.	3,000	165,456
Television Broadcasts Ltd.	1,500,000	2,409,940
WOWOW INC.	250,000	6,043,754
		272,846,741
Wireless Telecommunication Services - 0.1%
Okinawa Cellular Telephone Co.	513,100	17,191,373

TOTAL COMMUNICATION SERVICES		596,697,052

CONSUMER DISCRETIONARY - 16.6%
Auto Components - 3.9%
Adient PLC	1,100,000	26,125,000
ASTI Corp.	30,000	491,681
ATLASBX Co. Ltd.	6,000	277,529
Burelle SA	1,700	1,595,851
Chita Kogyo Co. Ltd.	10,000	69,032
Cooper Tire & Rubber Co.	350,000	9,422,000
Cooper-Standard Holding, Inc. (a)	5,000	247,400
DaikyoNishikawa Corp.	550,000	4,560,162
Dongah Tire & Rubber Co. Ltd.	50,120	1,339,016
Eagle Industry Co. Ltd.	300,000	3,011,306
Exedy Corp.	15,000	307,887
Fukoku Co. Ltd.	270,900	1,825,257
G-Tekt Corp. (b)	2,850,000	41,784,631
Gentex Corp.	250,000	6,855,000
Hi-Lex Corp.	249,937	4,064,147
Hu Lane Associate, Inc.	50,000	124,396
Hyundai Mobis	950,000	191,436,488
IJT Technology Holdings Co. Ltd.	1,600,000	7,691,883
INFAC Corp.	362,529	1,134,898
Lear Corp.	725,000	91,915,500
Linamar Corp.	2,025,000	68,584,255
Murakami Corp.	35,000	761,835
Piolax, Inc.	924,000	16,655,612
Seoyon Co. Ltd.	425,000	1,217,122
Seoyon E-Hwa Co., Ltd.	685,725	2,854,371
SL Corp.	15,000	277,882
Strattec Security Corp.	40,000	831,600
TBK Co. Ltd. (b)	1,800,000	6,601,710
The Furukawa Battery Co. Ltd.	150,000	898,980
TPR Co. Ltd.	825,000	14,385,743
Xinyi Glass Holdings Ltd.	300,000	302,411
Yorozu Corp. (b)	1,852,000	24,428,900
		532,079,485
Automobiles - 0.3%
Audi AG	26,500	23,468,400
Fiat Chrysler Automobiles NV	139,000	1,833,410
Fiat Chrysler Automobiles NV (Italy)	1,264,900	16,853,340
Kabe Husvagnar AB (B Shares)	25,000	412,731
Renault SA	10,000	559,478
Thor Industries, Inc.	50,000	2,980,000
		46,107,359
Distributors - 0.2%
Doshisha Co. Ltd.	350,000	5,469,253
Harima-Kyowa Co. Ltd.	150,000	2,432,209
Headlam Group PLC	50,000	267,846
LKQ Corp. (a)	200,000	5,386,000
Nakayamafuku Co. Ltd.	200,000	972,516
SPK Corp.	15,000	360,557
Uni-Select, Inc.	25,000	227,307
Yagi & Co. Ltd.	450,000	6,874,713
Yamae Hisano Co.	50,000	571,744
		22,562,145
Diversified Consumer Services - 0.4%
Cross-Harbour Holdings Ltd.	300,000	428,722
Estacio Participacoes SA	5,000	44,938
Heian Ceremony Service Co. Ltd.	500,000	4,081,257
Kukbo Design Co. Ltd.	200,000	2,498,117
MegaStudy Co. Ltd. (b)	1,086,945	9,393,601
MegaStudyEdu Co. Ltd. (b)	1,048,420	27,372,320
Multicampus Co. Ltd.	60,000	2,257,390
Step Co. Ltd.	217,000	3,053,838
Tsukada Global Holdings, Inc.	1,100,000	5,581,395
		54,711,578
Hotels, Restaurants & Leisure - 0.4%
Betsson AB (B Shares)	125,000	663,734
Fairwood Holdings Ltd.	50,000	164,850
Hiday Hidaka Corp.	250,000	4,857,983
Kura Sushi, Inc. (c)	100,000	4,118,026
NetEnt AB	175,000	520,766
Playtech Ltd.	100,000	539,705
The Restaurant Group PLC	16,957,111	31,427,231
Wyndham Destinations, Inc.	250,000	11,765,000
ZEAL Network SE	1,000	19,926
		54,077,221
Household Durables - 1.4%
Ace Bed Co. Ltd.	250,145	6,539,573
Cuckoo Holdings Co. Ltd.	35,000	3,502,813
Emak SpA	600,000	654,237
FJ Next Co. Ltd.	1,100,000	10,778,564
Flexsteel Industries, Inc.	10,000	183,700
Fuji Corp. Ltd.	50,000	337,347
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	6,800,581	54,084,502
Hamilton Beach Brands Holding Co.:
Class A	125,000	2,051,250
Class B (a)	125,000	2,051,250
Helen of Troy Ltd. (a)	425,000	63,019,000
Iida Group Holdings Co. Ltd.	100,000	1,649,049
Mohawk Industries, Inc. (a)	5,000	623,450
Nittoh Corp.	25,000	109,615
Q.E.P. Co., Inc. (a)	30,998	728,453
SABAF SpA	400,000	6,491,448
Sanei Architecture Planning Co. Ltd.	660,000	9,239,636
Sanyo Housing Nagoya Co. Ltd. (c)	700,000	6,279,989
Taylor Morrison Home Corp. (a)	500,000	11,260,000
Tupperware Brands Corp.	134,500	2,059,195
Urbi, Desarrollos Urbanos, S.A.B. de CV (a)	329	19
Wellpool Co. Ltd.	200,000	378,983
		182,022,073
Internet & Direct Marketing Retail - 0.0%
Aucnet, Inc.	125,000	1,424,763
CROOZ, Inc. (a)(c)	50,000	583,693
Hyundai Home Shopping Network Corp.	10,000	780,622
N Brown Group PLC	300,000	437,796
NS Shopping Co. Ltd.	75,000	651,585
PetMed Express, Inc. (c)	25,000	434,250
		4,312,709
Leisure Products - 0.1%
Brunswick Corp.	50,000	2,458,000
Mars Group Holdings Corp.	550,000	10,313,448
		12,771,448
Multiline Retail - 0.5%
Big Lots, Inc.	50,000	1,280,000
Grazziotin SA	400,000	2,538,551
Gwangju Shinsegae Co. Ltd. (b)	97,372	14,164,458
Lifestyle China Group Ltd. (a)	12,500,000	3,982,345
Lifestyle International Holdings Ltd.	12,500,000	17,080,387
Macy's, Inc.	700,000	15,911,000
Treasure Factory Co. Ltd. (b)	850,000	9,782,149
Watts Co. Ltd.	150,000	969,299
		65,708,189
Specialty Retail - 8.3%
ABC-MART, Inc.	25,000	1,585,624
Arc Land Sakamoto Co. Ltd.	500,000	6,071,330
AT-Group Co. Ltd.	905,000	16,055,244
AutoNation, Inc. (a)	500,000	24,340,000
Beacon Lighting Group Ltd.	25,891	19,271
Best Buy Co., Inc.	3,000,000	229,590,000
Cash Converters International Ltd. (a)	14,400,000	1,272,486
DCM Japan Holdings Co. Ltd.	25,000	237,154
DongAh Tire & Rubber Co. Ltd.	57,879	593,501
Dunelm Group PLC	300,000	3,372,853
E-Life Mall Corp. Ltd.	100,000	206,973
Fenix Outdoor International AG	3,000	319,834
Formosa Optical Technology Co. Ltd.	751,383	1,595,730
Fuji Corp. (b)	705,790	13,234,779
GameStop Corp. Class A (b)(c)	9,999,167	40,196,651
Genesco, Inc. (a)	150,000	5,907,000
GNC Holdings, Inc. Class A (a)(b)(c)	5,939,600	12,354,368
Goldlion Holdings Ltd.	9,300,000	3,533,311
Guess?, Inc. (b)(c)	5,250,700	88,474,295
Handsman Co. Ltd. (b)	726,900	7,904,428
Hibbett Sports, Inc. (a)(b)(c)	1,150,300	21,165,520
Hour Glass Ltd.	28,600,000	17,481,987
IA Group Corp.	18,200	605,607
International Housewares Retail Co. Ltd.	999,600	273,839
JB Hi-Fi Ltd. (c)	925,000	18,974,662
John David Group PLC	33,500,000	264,724,296
Jumbo SA	1,750,000	34,192,462
K's Holdings Corp.	3,950,000	36,163,250
Ku Holdings Co. Ltd.	600,000	4,798,235
Leon's Furniture Ltd.	225,000	2,625,398
Lookers PLC	1,534,541	777,254
Mandarake, Inc. (c)	180,000	1,047,339
Mitsui & Associates Telepark Corp.	25,000	506,480
Mr. Bricolage SA	311,600	1,190,047
Nafco Co. Ltd.	640,400	8,329,497
Nitori Holdings Co. Ltd.	625,000	84,624,046
Nojima Co. Ltd.	50,000	808,438
Oriental Watch Holdings Ltd.	9,273,000	2,737,695
Padini Holdings Bhd	2,000,000	1,704,531
Sacs Bar Holdings, Inc.	400,000	3,470,907
Sally Beauty Holdings, Inc. (a)(c)	6,000,000	82,440,000
Samse SA	37,000	6,451,042
Silvano Fashion Group A/S	9,800	25,284
SuperGroup PLC	125,000	658,518
The Buckle, Inc.	632,900	12,879,515
Tokatsu Holdings Co. Ltd. (b)	250,000	1,043,294
Truworths International Ltd.	334,900	1,450,094
Urban Outfitters, Inc. (a)	50,000	1,190,500
Vita Group Ltd.	350,000	293,193
Vitamin Shoppe, Inc. (a)(c)	400,000	1,768,000
Williams-Sonoma, Inc. (c)	850,000	56,678,000
		1,127,943,762
Textiles, Apparel & Luxury Goods - 1.1%
Best Pacific International Holdings Ltd.	2,700,000	905,137
Bjorn Borg AB	5,000	13,042
Capri Holdings Ltd. (a)	2,000,000	71,180,000
Embry Holdings Ltd.	3,200,000	775,677
Ff Group (a)(d)	1,180,000	1,567,512
Fossil Group, Inc. (a)(c)	2,338,700	25,819,248
Fujibo Holdings, Inc.	2,000	48,644
Grendene SA	300,000	597,429
Hagihara Industries, Inc.	135,000	1,685,173
Kontoor Brands, Inc.	25,000	733,250
Magni-Tech Industries Bhd	3,200,000	3,752,465
Only Corp.	15,000	123,403
Sakai Ovex Co. Ltd.	180,000	3,052,670
Sitoy Group Holdings Ltd.	11,200,000	1,744,883
Tapestry, Inc.	500,000	15,465,000
Ted Baker PLC	275,000	3,043,290
Texwinca Holdings Ltd.	1,800,000	532,286
Youngone Holdings Co. Ltd.	258,000	11,411,401
Yue Yuen Industrial (Holdings) Ltd.	2,500,000	7,004,839
		149,455,349

TOTAL CONSUMER DISCRETIONARY		2,251,751,318

CONSUMER STAPLES - 4.6%
Beverages - 0.9%
A.G. Barr PLC	500,000	4,171,223
Britvic PLC	6,968,131	77,706,067
C&C Group PLC	412,710	1,864,029
Jinro Distillers Co. Ltd. (b)	523,000	12,952,463
Lucas Bols BV (e)	120,000	1,773,414
Muhak Co. Ltd.	340,000	2,997,058
National Beverage Corp. (c)	1,000	43,530
Olvi PLC (A Shares)	100,000	3,891,105
Spritzer Bhd	1,000,000	541,985
Willamette Valley Vineyards, Inc. (a)	5,000	34,900
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	6,350,762	13,471,846
		119,447,620
Food & Staples Retailing - 1.9%
Amsterdam Commodities NV	625,000	13,242,487
Belc Co. Ltd.	35,000	1,627,907
Create SD Holdings Co. Ltd.	930,000	20,978,215
Daiichi Co. Ltd.	200,000	1,332,843
Dong Suh Companies, Inc.	500,000	7,488,680
Genky DrugStores Co. Ltd. (c)	400,000	7,813,218
Halows Co. Ltd.	100,000	2,077,397
Kroger Co.	1,150,000	24,334,000
Magnit OJSC	5,388	320,414
MARR SpA	750,000	16,189,875
Medical Ikkou Co. Ltd.	3,630	283,953
Nihon Chouzai Co. Ltd.	50,000	1,521,280
OM2 Network Co. Ltd.	220,000	2,289,181
Qol Holdings Co. Ltd.	150,000	2,266,752
Retail Partners Co. Ltd.	550,000	6,172,902
Sapporo Clinical Laboratory	20,000	305,175
Satoh & Co. Ltd. (c)	50,000	651,714
Satsudora Holdings Co. Ltd. (b)	398,500	6,930,435
Shoei Foods Corp. (c)	50,000	1,436,253
Thai President Foods PCL	131,357	780,931
United Natural Foods, Inc. (a)	412,000	4,062,320
Valor Holdings Co. Ltd.	650,000	13,491,130
Walgreens Boots Alliance, Inc.	2,150,100	117,158,949
Yuasa Funashoku Co. Ltd.	10,000	332,751
		253,088,762
Food Products - 1.2%
Ajinomoto Malaysia Bhd	1,650,000	6,960,211
Armanino Foods of Distinction	325,000	1,189,630
Astral Foods Ltd.	10,000	114,076
Axyz Co. Ltd.	1,000	23,256
Bakkavor Group PLC (e)	100,000	128,420
Bell AG	40,500	10,832,035
Binggrea Co. Ltd.	15,000	817,017
Cal-Maine Foods, Inc.	100,000	3,977,000
Carr's Group PLC	4,270,000	7,763,157
Changshouhua Food Co. Ltd.	3,500,000	1,279,210
Cranswick PLC	455,526	14,746,553
Fleury Michon SA	2,000	78,597
Fresh Del Monte Produce, Inc.	1,458,200	44,227,206
High Liner Foods, Inc. (c)	50,000	404,607
Ingredion, Inc.	300,000	23,187,000
JC Comsa Corp.	150,000	503,263
Kaneko Seeds Co. Ltd.	150,000	1,763,489
Kaveri Seed Co. Ltd.	217,323	1,405,182
Lassonde Industries, Inc. Class A (sub. vtg.)	50,000	7,008,638
London Biscuits Bhd (a)	5,000,000	193,364
London Biscuits Bhd warrants 1/26/20 (a)	500,000	1,204
M. Dias Branco SA	10,000	102,533
Nissin Foods Co. Ltd.	500,000	363,704
Nitto Fuji Flour Milling Co. Ltd.	10,000	597,481
Origin Enterprises PLC	50,000	273,706
Pickles Corp.	100,000	2,138,064
President Bakery PCL	16,500	32,276
Prima Meat Packers Ltd.	1,250,000	23,566,045
S Foods, Inc.	300,000	9,265,558
Select Harvests Ltd.	900,687	4,579,502
Shinobu Food Products Co. Ltd. (c)	25,000	159,022
Thai Wah PCL	426,000	99,558
Toyo Sugar Refining Co. Ltd.	210,000	1,976,652
Tyson Foods, Inc. Class A	10,000	795,000
Valsoia SpA	50,000	586,710
		171,138,926
Personal Products - 0.4%
Asaleo Care Ltd. (a)	700,000	461,557
Hengan International Group Co. Ltd.	3,600,000	27,229,076
Jacques Bogart SA	15,000	144,464
Sarantis SA	2,400,000	23,034,456
		50,869,553
Tobacco - 0.2%
KT&G Corp.	315,000	25,472,888
Scandinavian Tobacco Group A/S (e)	400,000	4,215,957
		29,688,845

TOTAL CONSUMER STAPLES		624,233,706

ENERGY - 7.3%
Energy Equipment & Services - 0.7%
AKITA Drilling Ltd. Class A (non-vtg.)	250,000	469,768
Carbo Ceramics, Inc. (a)(b)(c)	2,360,200	3,021,056
Cathedral Energy Services Ltd. (a)	800,000	221,246
Diamond Offshore Drilling, Inc. (a)(c)	1,200,000	10,848,000
Ensco PLC Class A	1,750,000	14,332,500
Geospace Technologies Corp. (a)	450,000	7,024,500
High Arctic Energy Services, Inc.	400,000	966,813
Liberty Oilfield Services, Inc. Class A	600,000	8,490,000
PHX Energy Services Corp. (a)	25,000	48,113
Precision Drilling Corp. (a)	200,000	343,992
Prosafe ASA (a)	600,000	738,416
Raiznext Corp.	1,925,000	20,596,562
Shelf Drilling Ltd. (a)(e)	100,000	292,431
Smart Sand, Inc. (a)(c)	455,000	1,069,250
Solaris Oilfield Infrastructure, Inc. Class A	25,000	357,750
Subsea 7 SA	100,000	1,078,268
Tidewater, Inc. (a)	82,985	1,907,825
Tidewater, Inc. warrants 11/14/24 (a)	4,764	4,812
Transocean Ltd. (United States) (a)(c)	4,204,720	25,564,698
		97,376,000
Oil, Gas & Consumable Fuels - 6.6%
Advantage Oil & Gas Ltd. (a)	300,000	429,611
Alvopetro Energy Ltd. (a)	2,800,000	1,582,006
ARC Resources Ltd.	100,000	511,441
Baytex Energy Corp. (a)(c)	5,300,000	8,071,678
Beach Energy Ltd.	1,392,894	2,007,848
Berry Petroleum Corp.	100,000	980,000
Birchcliff Energy Ltd.	7,030,814	14,010,487
Bonanza Creek Energy, Inc. (a)	60,000	1,308,000
Bonavista Energy Corp. (c)	2,335,000	955,372
Bonterra Energy Corp. (c)	500,000	1,928,322
Cenovus Energy, Inc. (Canada)	150,000	1,394,529
China Petroleum & Chemical Corp.:
(H Shares)	225,000,000	144,452,448
sponsored ADR (H Shares)	50,000	3,208,500
CNOOC Ltd.	450,000	741,944
CNOOC Ltd. sponsored ADR	100,000	16,533,000
ConocoPhillips Co.	2,550,000	150,654,000
Contango Oil & Gas Co. (a)	250,000	332,500
Denbury Resources, Inc. (a)(c)	6,500,000	7,345,000
Encana Corp. (Toronto)	50,000	228,444
EQM Midstream Partners LP	7,500	288,825
Fuji Oil Co. Ltd.	200,000	470,631
Husky Energy, Inc.	5,900,000	45,776,633
Imperial Oil Ltd.	800,000	21,906,349
International Seaways, Inc. (a)	55,000	935,550
Motor Oil (HELLAS) Corinth Refineries SA	300,000	7,439,040
Murphy Oil Corp.	1,600,000	38,464,000
NACCO Industries, Inc. Class A	125,000	6,643,750
NuVista Energy Ltd. (a)	250,000	515,230
Oil & Natural Gas Corp. Ltd.	58,000,616	116,548,151
Oil India Ltd.	75,656	174,805
Peyto Exploration & Development Corp. (b)(c)	12,474,700	37,807,850
S-Oil Corp.	10,000	786,742
San-Ai Oil Co. Ltd.	200,000	1,932,163
Sanrin Co. Ltd. (c)	15,000	97,895
Seven Generations Energy Ltd. (a)	200,000	1,110,774
Sinopec Kantons Holdings Ltd.	6,000,000	2,413,913
Southwestern Energy Co. (a)	14,235,100	31,317,220
Star Petroleum Refining PCL	3,700,000	1,180,106
Thai Oil PCL (For. Reg.)	1,000,000	2,230,933
Total SA sponsored ADR	3,750,083	194,029,294
TransGlobe Energy Corp.	30,000	46,598
Tsakos Energy Navigation Ltd.	500,000	1,525,000
Whiting Petroleum Corp. (a)	800,000	14,144,000
World Fuel Services Corp.	250,000	9,760,000
		894,220,582

TOTAL ENERGY		991,596,582

FINANCIALS - 15.8%
Banks - 3.0%
Banco de Sabadell SA	100,000	87,630
Bar Harbor Bankshares	318,100	8,076,559
Central Valley Community Bancorp	25,000	518,250
Citizens Financial Services, Inc.	15,203	908,379
Community Trust Bancorp, Inc.	25,000	1,057,250
Credit Agricole Atlantique Vendee	7,000	1,212,719
East West Bancorp, Inc.	50,000	2,400,500
Erste Group Bank AG	5,000	179,555
F & M Bank Corp.	131,632	3,725,172
First Hawaiian, Inc.	100,000	2,676,000
First of Long Island Corp.	5,000	110,600
Gunma Bank Ltd.	5,600,000	19,354,720
Hiroshima Bank Ltd.	1,000,000	4,789,043
JPMorgan Chase & Co.	100,000	11,600,000
Mitsubishi UFJ Financial Group, Inc.	17,000,000	83,963,073
NIBC Holding NV (e)	1,100,000	9,790,308
Nordea Bank ABP (Stockholm Stock Exchange)	100,000	641,739
OFG Bancorp	1,861,516	42,126,107
Ogaki Kyoritsu Bank Ltd.	60,000	1,296,075
Regions Financial Corp.	25,000	398,250
San ju San Financial Group, Inc.	300,000	4,461,807
Schweizerische Nationalbank	10	51,078
Shinsei Bank Ltd.	100,000	1,510,497
Skandiabanken ASA (e)	625,000	4,798,573
Sparebank 1 Oestlandet	1,000,000	9,348,749
Sumitomo Mitsui Financial Group, Inc.	4,100,000	143,376,190
Texas Capital Bancshares, Inc. (a)	200,000	12,586,000
The Keiyo Bank Ltd.	600,000	3,662,101
The San-In Godo Bank Ltd.	1,800,000	10,903,576
Unicaja Banco SA (e)	6,000,000	4,749,030
Van Lanschot NV (Bearer)	81,300	1,670,383
Wells Fargo & Co.	25,000	1,210,250
Yamaguchi Financial Group, Inc.	1,700,000	11,891,718
		405,131,881
Capital Markets - 2.0%
ABG Sundal Collier ASA	1,500,000	604,620
BinckBank NV	109,000	765,003
Blue Sky Alternative Investments Ltd. (a)(d)	10,000	1,265
CI Financial Corp.	10,000	155,023
Diamond Hill Investment Group, Inc.	16,000	2,255,200
Donnelley Financial Solutions, Inc. (a)	10,000	136,300
Edify SA (a)	10,068	573,982
Goldman Sachs Group, Inc.	425,000	93,555,250
Lazard Ltd. Class A	50,000	1,935,500
Morgan Stanley	500,000	22,280,000
State Street Corp.	2,600,000	151,034,000
		273,296,143
Consumer Finance - 3.1%
Aeon Credit Service (Asia) Co. Ltd.	10,300,000	8,859,059
Discover Financial Services	1,775,000	159,288,500
Santander Consumer U.S.A. Holdings, Inc.	900,000	24,219,000
Synchrony Financial	6,200,000	222,456,000
		414,822,559
Diversified Financial Services - 1.1%
AXA Equitable Holdings, Inc.	850,000	19,108,000
Fuyo General Lease Co. Ltd.	575,000	34,355,180
IBJ Leasing Co. Ltd.	200,000	5,042,743
NICE Holdings Co. Ltd.	250,000	4,554,095
Ricoh Leasing Co. Ltd.	1,070,000	32,997,978
Tokyo Century Corp.	1,350,000	56,151,760
		152,209,756
Insurance - 6.4%
AFLAC, Inc.	3,750,000	197,400,000
ASR Nederland NV	1,000,000	37,671,210
Brighthouse Financial, Inc. (a)	200,436	7,851,078
Db Insurance Co. Ltd.	1,450,000	68,338,010
Genworth Financial, Inc. Class A	14,710,000	58,692,900
Hyundai Fire & Marine Insurance Co. Ltd.	450,000	10,567,247
Kansas City Life Insurance Co.	2,000	65,040
MetLife, Inc.	6,500,000	321,230,000
National Western Life Group, Inc.	24,000	6,456,000
NN Group NV	2,022,101	76,174,991
Power Corp. of Canada (sub. vtg.)	600,000	12,720,109
Principal Financial Group, Inc.	100,000	5,804,000
Prudential Financial, Inc.	350,000	35,458,500
Shinkong Insurance Co. Ltd.	100,000	121,827
Sony Financial Holdings, Inc.	1,000,000	24,226,933
Sul America SA unit	150,000	1,651,578
Talanx AG	180,000	7,587,821
		872,017,244
Thrifts & Mortgage Finance - 0.2%
ASAX Co. Ltd.	1,035,600	5,597,323
Genworth MI Canada, Inc. (c)	443,200	16,357,230
Genworth Mortgage Insurance Ltd. (c)	3,250,899	7,519,439
Hingham Institution for Savings	10,100	1,947,179
		31,421,171

TOTAL FINANCIALS		2,148,898,754

HEALTH CARE - 20.6%
Biotechnology - 7.1%
AbbVie, Inc.	700,000	46,634,000
Amgen, Inc.	2,000,000	373,160,000
Biogen, Inc. (a)	575,000	136,746,500
Celgene Corp. (a)	1,500,000	137,790,000
Cell Biotech Co. Ltd.	375,000	5,568,630
Essex Bio-Technology Ltd.	2,000,000	1,574,298
Gilead Sciences, Inc.	1,816,600	119,023,632
United Therapeutics Corp. (a)	1,900,000	150,556,000
		971,053,060
Health Care Equipment & Supplies - 0.5%
A&T Corp.	90,000	839,691
Create Medic Co. Ltd.	35,000	297,270
Fukuda Denshi Co. Ltd.	625,000	41,076,845
InBody Co. Ltd.	5,000	102,838
Interojo Co. Ltd.	5,150	97,199
Kawasumi Laboratories, Inc.	100,000	703,190
Medikit Co. Ltd.	35,000	1,959,279
Meridian Bioscience, Inc.	10,000	119,500
Nakanishi, Inc.	300,000	5,504,182
Paramount Bed Holdings Co. Ltd.	75,000	2,878,252
Paul Hartmann AG	1,000	332,100
Riverstone Holdings Ltd.	100,000	65,463
St.Shine Optical Co. Ltd.	900,000	14,993,371
Value Added Technology Co. Ltd.	75,000	1,569,631
Vieworks Co. Ltd.	25,000	571,358
		71,110,169
Health Care Providers & Services - 12.1%
Anthem, Inc.	2,575,000	758,620,759
CVS Health Corp.	5,500,030	307,286,676
EBOS Group Ltd.	487,300	7,969,520
Excelsior Medical Co. Ltd.	200,000	321,678
Hokuyaku Takeyama Holdings, Inc.	15,000	106,168
Humana, Inc.	448,600	133,122,050
Laboratory Corp. of America Holdings (a)	425,000	71,196,000
MEDNAX, Inc. (a)	600,000	14,742,000
Quest Diagnostics, Inc.	375,000	38,280,000
Saint-Care Holding Corp.	375,000	1,761,421
Sigma Healthcare Ltd.	6,500,000	2,644,495
Tokai Corp.	375,000	7,407,620
Uchiyama Holdings Co. Ltd.	775,000	3,718,632
UnitedHealth Group, Inc.	1,000,000	249,010,000
Universal Health Services, Inc. Class B	300,000	45,258,000
Viemed Healthcare, Inc. (a)	25,000	187,150
Yagami, Inc. (d)	5,000	97,022
		1,641,729,191
Health Care Technology - 0.1%
Pharmagest Interactive (c)	150,000	9,547,875
Life Sciences Tools & Services - 0.1%
Cambrex Corp. (a)	5,000	219,000
ICON PLC (a)	50,000	7,808,500
		8,027,500
Pharmaceuticals - 0.7%
Apex Healthcare Bhd	3,000,000	1,528,888
Biofermin Pharmaceutical Co. Ltd.	100,000	2,008,457
Boiron SA	15,000	668,351
Daito Pharmaceutical Co. Ltd.	210,000	5,877,838
Dawnrays Pharmaceutical Holdings Ltd.	22,505,000	4,240,737
Dong E-E-Jiao Co. Ltd. (A Shares)	10,000	48,191
DongKook Pharmaceutical Co. Ltd.	83,000	4,645,404
Genomma Lab Internacional SA de CV (a)	5,000,000	4,560,694
Huons Co. Ltd.	2,904	119,530
Kaken Pharmaceutical Co. Ltd.	10,000	488,096
Korea United Pharm, Inc.	130,000	2,212,103
Kwang Dong Pharmaceutical Co. Ltd.	2,400,000	13,650,288
Kyung Dong Pharmaceutical Co. Ltd.	50,000	353,656
Lee's Pharmaceutical Holdings Ltd.	10,000,000	6,319,097
Luye Pharma Group Ltd. (c)(e)	4,500,000	3,474,805
Nippon Chemiphar Co. Ltd.	75,010	1,957,472
Orient Europharma Co. Ltd.	200,000	388,187
PT Tempo Scan Pacific Tbk	500,000	55,667
Samjin Pharmaceutical Co. Ltd.	2,000	45,431
Sanofi SA sponsored ADR	200,000	8,340,000
Syngen Biotech Co. Ltd.	55,000	266,125
Taro Pharmaceutical Industries Ltd.	350,000	28,269,500
Towa Pharmaceutical Co. Ltd.	450,000	11,350,308
Vetoquinol SA	10,000	664,200
Vivimed Labs Ltd. (a)	100,000	21,575
		101,554,600

TOTAL HEALTH CARE		2,803,022,395

INDUSTRIALS - 8.6%
Aerospace & Defense - 0.0%
Magellan Aerospace Corp.	150,000	1,858,236
SIFCO Industries, Inc. (a)	61,000	169,580
The Lisi Group	10,000	290,034
Vectrus, Inc. (a)	60,000	2,426,400
		4,744,250
Air Freight & Logistics - 0.1%
AIT Corp.	900,000	8,405,184
CTI Logistics Ltd.	456,843	305,880
Hub Group, Inc. Class A (a)	10,000	453,500
Onelogix Group Ltd.	4,600,100	1,043,459
SBS Co. Ltd.	250,000	3,702,087
		13,910,110
Building Products - 0.2%
COVIA Corp. (a)(c)	725,000	1,261,500
InnoTec TSS AG	50,000	586,710
Installux SA	500	192,618
Kondotec, Inc.	25,000	212,795
KVK Corp.	75,000	1,117,520
Miyako, Inc.	20,000	171,339
Nichias Corp.	5,000	90,082
Nihon Dengi Co. Ltd.	350,000	9,114,349
Noda Corp.	400,000	2,775,990
Resideo Technologies, Inc. (a)	50,000	943,000
Sekisui Jushi Corp.	750,000	14,360,235
		30,826,138
Commercial Services & Supplies - 0.3%
Asia File Corp. Bhd	5,300,100	3,112,566
Calian Technologies Ltd.	309,000	7,871,329
Civeo Corp. (a)	2,916,700	4,812,555
CMC Corp.	15,000	341,116
Fursys, Inc.	200,000	5,107,431
Loomis AB (B Shares)	75,000	2,585,069
Matsuda Sangyo Co. Ltd.	150,000	2,119,221
Mitie Group PLC	1,750,898	3,513,291
Nippon Kanzai Co. Ltd.	20,000	337,531
Secom Joshinetsu Co. Ltd.	26,250	851,756
VSE Corp.	330,000	9,886,800
		40,538,665
Construction & Engineering - 0.5%
Arcadis NV	1,028,562	21,007,505
Boustead Projs. Pte Ltd.	2,549,475	1,825,803
Boustead Singapore Ltd.	9,598,200	5,370,915
Daiichi Kensetsu Corp.	275,000	4,479,272
Geumhwa PSC Co. Ltd.	1,000	26,549
Hokuriku Electrical Construction Co. Ltd.	125,000	1,034,102
Joban Kaihatsu Co. Ltd. (c)	5,000	240,371
Kawasaki Setsubi Kogyo Co. Ltd.	175,000	667,571
Meisei Industrial Co. Ltd.	600,000	4,169,501
Mirait Holdings Corp.	47,000	698,584
Nakano Corp.	10,000	39,342
Nippon Rietec Co. Ltd.	1,041,046	12,947,286
Seikitokyu Kogyo Co. Ltd.	550,000	3,387,260
Shinnihon Corp.	75,000	592,196
Sinopec Engineering Group Co. Ltd. (H Shares)	100,000	78,341
Sumiken Mitsui Road Co. Ltd.	60,000	419,708
Sumitomo Densetsu Co. Ltd.	175,000	3,122,300
Toshiba Plant Systems & Services Corp.	400,000	6,724,883
Watanabe Sato Co. Ltd.	60,000	1,077,121
		67,908,610
Electrical Equipment - 0.5%
Acuity Brands, Inc.	30,000	4,026,600
Aichi Electric Co. Ltd.	142,700	3,607,179
Aros Quality Group AB	853,205	16,920,593
BizLink Holding, Inc.	25,000	189,244
Canare Electric Co. Ltd.	95,000	1,625,103
Dewhurst PLC	25,000	334,428
Eaton Corp. PLC	350,000	28,766,500
Hammond Power Solutions, Inc. Class A	530,000	3,646,310
Holding Co. ADMIE IPTO SA	25,000	62,684
Iwabuchi Corp.	10,000	457,763
Regal Beloit Corp.	75,000	5,971,500
Terasaki Electric Co. Ltd.	110,000	1,038,423
		66,646,327
Industrial Conglomerates - 0.2%
Lifco AB	100,018	5,130,694
Mytilineos Holdings SA	875,000	10,674,247
Nolato AB Series B	65,000	3,720,533
Reunert Ltd.	300,000	1,356,842
		20,882,316
Machinery - 0.7%
Aalberts Industries NV	5,000	201,806
Conrad Industries, Inc.(a)	22,800	304,380
Cummins, Inc.	1,000	164,000
Daihatsu Diesel Manufacturing Co. Ltd. (b)	3,184,000	18,936,005
Daiwa Industries Ltd.	1,100,000	10,940,344
Estic Corp. (c)	50,000	2,987,407
Fuji Latex Co. Ltd.	35,000	768,913
Fujimak Corp. (b)	820,000	6,082,728
Fukushima Industries Corp.	75,000	2,337,071
Haitian International Holdings Ltd.	4,501,000	9,092,874
Hosokawa Micron Corp.	10,000	407,207
Hy-Lok Corp.	150,000	2,291,051
Ihara Science Corp.	200,000	2,340,289
Koike Sanso Kogyo Co. Ltd.	35,000	766,661
Krones AG	15,000	861,800
Mitsuboshi Belting Ltd.	12,500	230,490
Momentum Group AB Class B	525,000	5,934,015
Nakanishi Manufacturing Co. Ltd.	250,000	2,782,884
Nansin Co. Ltd.	250,000	1,240,923
Sakura Rubber Co. Ltd.	39,900	2,185,899
Sansei Co. Ltd. (b)	850,000	3,148,727
Semperit AG Holding (a)(c)	300,000	4,197,744
SIMPAC, Inc.	2,325,000	5,166,724
Snap-On, Inc.	2,000	305,220
Suzumo Machinery Co. Ltd.	10,000	129,332
Teikoku Sen-I Co. Ltd.	550,000	10,091,001
The Hanshin Diesel Works Ltd.	30,000	579,097
Tocalo Co. Ltd.	400,000	3,014,983
Yamada Corp.	80,000	1,763,397
		99,252,972
Marine - 0.1%
Freight Management Holdings Bhd	1,500,000	218,381
Japan Transcity Corp.	1,400,000	6,434,415
SITC International Holdings Co. Ltd.	8,000,000	8,817,933
		15,470,729
Professional Services - 0.7%
ABIST Co. Ltd. (b)	250,000	6,220,700
Akka Technologies SA	600,000	42,508,800
Bertrandt AG	200,000	13,438,980
Career Design Center Co. Ltd.	110,000	1,610,718
Cpl Resources PLC	50,000	359,775
McMillan Shakespeare Ltd.	2,504,113	23,710,213
SHL-JAPAN Ltd.	137,500	2,450,708
WDB Holdings Co. Ltd.	100,000	2,548,948
		92,848,842
Road & Rail - 0.8%
Autohellas SA (b)	2,600,000	16,981,380
Daqin Railway Co. Ltd. (A Shares)	42,000,622	48,061,646
Hamakyorex Co. Ltd.	212,000	7,599,963
Higashi Twenty One Co. Ltd.	200,000	845,666
Knight-Swift Transportation Holdings, Inc. Class A	5,000	179,200
Kyushu Railway Co.	200,000	5,717,437
NANSO Transport Co. Ltd.	125,000	1,302,969
Nikkon Holdings Co. Ltd.	100,000	2,350,400
SENKO Co. Ltd.	200,000	1,571,836
Shin-Keisei Electric Railway Co. Ltd.	29,200	549,429
STEF-TFE Group	90,000	7,990,326
The Hokkaido Chuo Bus Co. Ltd.	1,000	38,101
Tohbu Network Co. Ltd.	175,000	1,594,126
Utoc Corp.	1,600,000	7,133,009
		101,915,488
Trading Companies & Distributors - 4.4%
AerCap Holdings NV (a)	1,000,000	54,530,000
Alconix Corp.	18,000	216,251
Bergman & Beving AB (B Shares)	625,000	6,197,438
Canox Corp.	417,500	3,096,999
Chori Co. Ltd. (b)	1,566,400	24,549,242
Daiichi Jitsugyo Co. Ltd.	25,000	689,402
Green Cross Co. Ltd. (b)	610,000	5,887,490
HERIGE	60,000	1,726,920
Houston Wire & Cable Co. (a)(b)	1,348,500	6,270,525
Howden Joinery Group PLC	225,000	1,518,605
iMarketKorea, Inc.	35,000	344,883
Itochu Corp.	19,300,000	367,486,147
Kamei Corp. (b)	2,100,000	21,523,118
Latham James PLC	10,000	98,808
Lumax International Corp. Ltd.	1,588,740	4,458,561
Maruka Machinery Co. Ltd.	5,000	88,519
Meiwa Corp.	1,425,000	4,964,381
Mitani Shoji Co. Ltd.	665,000	32,886,295
Mitsubishi Corp.	1,400,000	37,593,207
Narasaki Sangyo Co. Ltd.	70,000	1,134,387
Nishikawa Keisoku Co. Ltd.	20,000	748,231
Okaya & Co. Ltd.	100	8,824
Pla Matels Corp.	300,000	1,461,531
Rasa Corp.	235,000	1,782,103
Sakai Trading Co. Ltd.	30,000	430,187
Sanyo Trading Co. Ltd.	10,000	224,929
Shinsho Corp.	100,000	2,099,458
Yamazen Co. Ltd.	100,000	956,889
Yuasa Trading Co. Ltd.	650,000	18,432,301
		601,405,631
Transportation Infrastructure - 0.1%
Anhui Expressway Co. Ltd. (H Shares)	2,500,000	1,518,886
Isewan Terminal Service Co. Ltd.	300,000	2,167,479
Meiko Transportation Co. Ltd.	89,600	1,015,505
Qingdao Port International Co. Ltd. (H Shares) (e)	16,000,000	11,403,583
		16,105,453

TOTAL INDUSTRIALS		1,172,455,531

INFORMATION TECHNOLOGY - 6.0%
Communications Equipment - 0.0%
F5 Networks, Inc. (a)	5,000	733,600
HF Co. (b)	225,000	1,320,098
		2,053,698
Electronic Equipment & Components - 0.8%
AAC Technology Holdings, Inc.	5,000	26,868
Casa Systems, Inc. (a)	105,000	691,950
Daido Signal Co. Ltd.	400,000	1,842,081
Elematec Corp.	800,000	7,537,457
FLEXium Interconnect, Inc.	25,000	75,994
HAGIAWARA ELECTRIC Co. Ltd.	329,900	8,694,028
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,000,000	5,007,503
ITC Networks Corp.	5,000	67,837
Kingboard Chemical Holdings Ltd.	5,675,000	13,970,756
Kyosha Co. Ltd.	50,000	144,774
Lacroix SA (b)	376,493	7,856,261
Lagercrantz Group AB (B Shares)	10,000	125,036
Makus, Inc.	300,000	1,028,407
New Cosmos Electric Co. Ltd.	35,000	551,751
Nihon Denkei Co. Ltd.	50,000	651,255
PAX Global Technology Ltd.	8,500,000	3,408,232
Redington India Ltd.	5,172,013	8,042,359
Riken Kieki Co. Ltd.	550,000	9,782,609
Shibaura Electronics Co. Ltd.	225,000	6,111,545
Simplo Technology Co. Ltd.	1,400,000	10,866,156
SYNNEX Corp.	55,000	5,419,700
TE Connectivity Ltd.	1,000	92,400
Thinking Electronic Industries Co. Ltd.	1,500,000	3,785,021
VST Holdings Ltd.	20,335,700	11,121,988
		106,901,968
Internet Software & Services - 0.0%
Danawa Co. Ltd.	10,000	184,306
IT Services - 3.6%
All for One Steeb AG	10,000	464,940
Amdocs Ltd.	1,200,000	76,788,000
Avant Corp.	150,000	2,696,939
Bouvet ASA	5,000	174,442
Cielo SA	3,400,000	6,450,142
Computer Services, Inc.	10,000	400,300
Data Applications Co. Ltd.	6,600	114,843
Data#3 Ltd.	800,001	1,384,928
Dimerco Data System Corp.	500,000	612,819
E-Credible Co. Ltd.	240,000	3,591,002
eClerx Services Ltd.	118,050	1,016,422
Enea Data AB (a)	210,000	3,575,624
Estore Corp. (b)	302,600	2,419,910
Future Corp.	739,200	13,270,131
IFIS Japan Ltd.	175,000	1,002,160
Korea Information & Communication Co. Ltd. (a)	325,000	2,415,909
Neurones	12,000	302,875
NIC, Inc.	200,000	3,628,000
Nice Information & Telecom, Inc.	132,413	3,465,156
Persistent Systems Ltd.	400,000	3,014,483
Societe Pour L'Informatique Industrielle SA	174,000	5,393,304
Softcreate Co. Ltd.	50,000	808,898
Sonata Software Ltd.	100,000	464,411
Sopra Steria Group	480,000	61,956,576
Tessi SA (b)(c)	199,798	26,983,519
The Western Union Co. (c)	13,000,000	273,000,000
TravelSky Technology Ltd. (H Shares)	350,000	685,077
		496,080,810
Semiconductors & Semiconductor Equipment - 0.1%
e-LITECOM Co. Ltd.	50,000	199,940
KLA-Tencor Corp.	18,750	2,556,000
Miraial Co. Ltd. (b)	600,000	7,770,935
Phison Electronics Corp.	750,000	7,334,104
Protec Co. Ltd.	5,352	83,610
		17,944,589
Software - 0.3%
8K Miles Software Services Ltd. (a)	5,000	4,109
Cyient Ltd.	50,000	334,529
eBase Co. Ltd.	200,000	2,187,701
Ebix, Inc. (c)	300,000	13,809,000
InfoVine Co. Ltd.	63,600	1,091,491
Integrated Research Ltd.	15,000	28,181
Jastec Co. Ltd.	110,000	1,100,101
KPIT Cummins Infosystems Ltd.	1,800,000	1,941,761
KPIT Engineering Ltd.	1,000,000	1,146,618
KSK Co., Ltd.	121,900	2,120,000
Linedata Services	10,000	317,709
Micro Focus International PLC sponsored ADR	414,869	8,654,167
Sinosoft Tech Group Ltd.	3,000,000	807,320
System Research Co. Ltd.	25,000	941,033
Toho System Science Co. Ltd.	100,000	908,172
Uchida Esco Co. Ltd. (b)	315,400	5,247,486
Zensar Technologies Ltd.	500,000	1,523,442
		42,162,820
Technology Hardware, Storage & Peripherals - 1.2%
Bluecom Co. Ltd. (a)	55,000	159,138
Elecom Co. Ltd.	40,000	1,454,178
HP, Inc.	7,000,000	147,280,000
TPV Technology Ltd.	24,900,000	7,799,949
		156,693,265

TOTAL INFORMATION TECHNOLOGY		822,021,456

MATERIALS - 1.8%
Chemicals - 0.9%
Air Water, Inc.	100,000	1,642,614
C. Uyemura & Co. Ltd.	185,000	10,135,123
Celanese Corp. Class A	5,000	560,850
CF Industries Holdings, Inc.	200,400	9,931,824
Chokwang Paint Ltd.	50,000	242,638
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	10,000	277,139
Daishin-Chemical Co. Ltd. (b)	411,495	4,520,053
Dow, Inc. (a)	16,666	807,301
Eastman Chemical Co.	50,000	3,767,500
Fuso Chemical Co. Ltd.	200,000	4,215,461
Green Seal Holding Ltd.	55,000	69,002
Hannong Chemicals, Inc. (b)	1,288,000	4,247,540
Insecticides (India) Ltd.	50,000	480,038
Isamu Paint Co. Ltd. (c)	20,000	615,865
Koatsu Gas Kogyo Co. Ltd.	200,000	1,538,744
KPC Holdings Corp.	12,000	565,772
KPX Green Chemical Co. Ltd.	50,000	145,295
Kukdong Oil & Chemicals Co. Ltd.	100,000	284,252
Kunsul Chemical Industrial Co. Ltd.	5,000	103,007
Kuriyama Holdings Corp.	200,000	1,625,149
Nippon Soda Co. Ltd.	160,000	4,047,431
NOF Corp.	260,000	9,344,609
Nutrien Ltd.	120,000	6,579,179
Okamoto Industries, Inc.	2,000	93,207
Scientex Bhd	4,051,200	8,270,138
T&K Toka Co. Ltd.	350,000	3,130,343
Tae Kyung Industrial Co. Ltd.	675,000	3,201,993
Thai Carbon Black PCL (For. Reg.)	50,000	77,189
Thai Rayon PCL NVDR	250,000	302,186
Toho Acetylene Co. Ltd.	225,000	2,686,598
Westlake Chemical Corp.	25,000	1,689,250
Yara International ASA	850,000	39,981,709
Yip's Chemical Holdings Ltd.	3,500,000	1,066,497
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	2,200,000	5,232,395
		131,477,891
Construction Materials - 0.1%
Brampton Brick Ltd. Class A (sub. vtg.) (a)	5,000	24,436
Ibstock PLC (e)	500,000	1,403,379
Imerys SA	10,000	418,889
Mitani Sekisan Co. Ltd.	250,000	6,861,844
Yamau Co. Ltd.	5,000	17,373
Yotai Refractories Co. Ltd.	225,000	1,187,150
		9,913,071
Containers & Packaging - 0.2%
AMVIG Holdings Ltd.	12,014,000	2,780,448
Chuoh Pack Industry Co. Ltd.	12,000	132,365
Groupe Guillin SA	10,000	207,895
Mayr-Melnhof Karton AG	120,000	15,143,760
Packaging Corp. of America	50,000	5,048,500
Showa Paxxs Corp.	1,000	14,753
The Pack Corp.	75,000	2,275,025
WestRock Co.	10,000	360,500
		25,963,246
Metals & Mining - 0.6%
ArcelorMittal SA Class A unit (c)	100,000	1,572,000
Ausdrill Ltd.	21,000,770	28,140,530
Castings PLC	75,000	378,511
Chubu Steel Plate Co. Ltd.	458,800	2,694,854
CI Resources Ltd.	400,000	394,253
CK-SAN-ETSU Co. Ltd.	110,000	2,884,732
Compania de Minas Buenaventura SA sponsored ADR	350,000	5,334,000
Impro Precision Industries Ltd. (e)	250,000	135,003
Mount Gibson Iron Ltd.	25,400,603	15,089,913
Orvana Minerals Corp. (a)	50,000	14,207
Pacific Metals Co. Ltd.	700,999	13,290,048
Rio Tinto PLC sponsored ADR	100,000	5,708,000
Teck Resources Ltd. Class B (sub. vtg.)	50,000	1,022,882
Warrior Metropolitan Coal, Inc.	50,000	1,237,000
		77,895,933
Paper & Forest Products - 0.0%
Miquel y Costas & Miquel SA	5,000	86,346

TOTAL MATERIALS		245,336,487

REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Arealink Co. Ltd.	50,000	593,345
Century21 Real Estate Japan Ltd.	10,000	111,040
Housecom Corp.	25,000	307,014
Japan Corporate Housing Service, Inc.	25,000	245,887
Jones Lang LaSalle, Inc.	752	109,559
Lai Sun Garment (International) Ltd.	205,117	246,434
LSL Property Services PLC	50,000	124,042
Nisshin Fudosan Co. Ltd. (b)	2,850,000	12,260,318
		13,997,639
UTILITIES - 2.0%
Electric Utilities - 1.3%
EVN AG	50,000	795,933
Fjordkraft Holding ASA (e)	650,000	3,408,963
PG&E Corp. (a)	2,150,000	38,979,500
PPL Corp.	4,500,134	133,338,970
Public Power Corp. of Greece (a)	25,000	78,044
		176,601,410
Gas Utilities - 0.7%
Busan City Gas Co. Ltd.	110,000	3,376,474
China Resource Gas Group Ltd.	2,000,000	10,123,191
Enagas SA	1,700,000	37,026,382
GAIL India Ltd. (a)	10,833,332	20,198,551
Hokuriku Gas Co.	75,000	2,088,887
Keiyo Gas Co. Ltd.	15,000	415,709
Seoul City Gas Co. Ltd.	100,000	6,199,793
YESCO Co. Ltd.	240,000	8,142,562
		87,571,549
Water Utilities - 0.0%
Manila Water Co., Inc.	500,000	230,303
Thessaloniki Water & Sewage SA (a)	100,000	622,134
		852,437

TOTAL UTILITIES		265,025,396

TOTAL COMMON STOCKS
(Cost $10,312,610,722)		11,935,036,316

Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Porsche Automobil Holding SE (Germany)	15,000	983,192
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Steel Partners Holdings LP Series A, 6.00%	148,400	3,242,540
Machinery - 0.0%
Danieli & C. Officine Meccaniche SpA	10,000	112,914
Jungheinrich AG	1,000	22,295
		135,209

TOTAL INDUSTRIALS		3,377,749

MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	550,000	7,781,103
UTILITIES - 0.1%
Electric Utilities - 0.1%
Companhia Paranaense de Energia-Copel (PN-B)	500,000	6,439,399
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $11,769,820)		18,581,443

Money Market Funds - 16.7%
Fidelity Cash Central Fund 2.43% (f)	1,807,527,185	1,807,888,690
Fidelity Securities Lending Cash Central Fund 2.43% (f)(g)	461,860,366	461,906,552
TOTAL MONEY MARKET FUNDS
(Cost $2,269,779,633)		2,269,795,242
TOTAL INVESTMENT IN SECURITIES - 104.7%
(Cost $12,594,160,175)		14,223,413,001
NET OTHER ASSETS (LIABILITIES) - (4.7)%		(634,321,313)
NET ASSETS - 100%		$13,589,091,688

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security or a portion of the security is on loan at period end.

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $45,573,866 or 0.3% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$42,070,919
Fidelity Securities Lending Cash Central Fund	3,540,791
Total	$45,611,710

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
ABIST Co. Ltd.	$7,230,694	$2,156,038	$--	$131,264	$--	$(3,166,032)	$6,220,700
Autohellas SA	17,937,829	--	--	979,773	--	(956,449)	16,981,380
Bed Bath & Beyond, Inc.	204,157,000	5,462,313	142,506,072	1,792,000	(70,907,527)	3,794,286	--
Carbo Ceramics, Inc.	22,020,666	--	--	--	--	(18,999,610)	3,021,056
Chori Co. Ltd.	29,068,372	--	--	757,989	--	(4,519,130)	24,549,242
Daihatsu Diesel Manufacturing Co. Ltd.	21,071,949	--	--	388,907	--	(2,135,944)	18,936,005
Daishin-Chemical Co. Ltd.	4,575,671	830,065	--	100,524	--	(885,683)	4,520,053
Estore Corp.	4,319,635	--	1,512,769	71,484	427,369	(814,325)	2,419,910
Fuji Corp.	16,821,807	--	--	197,604	--	(3,587,028)	13,234,779
Fujimak Corp.	7,377,543	--	--	133,544	--	(1,294,815)	6,082,728
G-Tekt Corp.	46,772,794	2,374,006	--	1,040,328	--	(7,362,169)	41,784,631
GameStop Corp. Class A	144,087,996	--	--	11,399,050	--	(103,891,345)	40,196,651
Gendai Agency, Inc.	4,074,587	--	--	171,428	--	(691,464)	3,383,123
GNC Holdings, Inc. Class A	18,887,928	--	--	--	--	(6,533,560)	12,354,368
Green Cross Co. Ltd.	5,010,956	885,758	--	121,675	--	(9,224)	5,887,490
Guess?, Inc.	130,557,856	--	8,283,110	4,474,811	(7,204,393)	(26,596,058)	88,474,295
Gwangju Shinsegae Co. Ltd.	18,101,973	--	--	218,611	--	(3,937,515)	14,164,458
Handsman Co. Ltd.	8,125,922	280,913	--	151,308	--	(502,407)	7,904,428
Hannong Chemicals, Inc.	5,112,810	--	--	115,231	--	(865,270)	4,247,540
HF Co.	1,873,299	--	--	--	--	(553,201)	1,320,098
Hibbett Sports, Inc.	26,399,385	--	--	--	--	(5,233,865)	21,165,520
Houston Wire & Cable Co.	10,788,000	--	--	--	--	(4,517,475)	6,270,525
Jinro Distillers Co. Ltd.	14,372,906	--	--	467,705	--	(1,420,443)	12,952,463
Kamei Corp.	29,354,738	--	--	466,469	--	(7,831,620)	21,523,118
Lacroix SA	11,886,806	--	--	259,548	--	(4,030,545)	7,856,261
MegaStudy Co. Ltd.	14,593,862	--	--	320,637	--	(5,200,261)	9,393,601
MegaStudyEdu Co. Ltd.	31,166,266	--	--	657,910	--	(3,793,946)	27,372,320
Miraial Co. Ltd.	6,111,881	--	--	147,949	--	1,659,054	7,770,935
Nisshin Fudosan Co. Ltd.	17,561,597	--	--	371,319	--	(5,301,279)	12,260,318
Peyto Exploration & Development Corp.	102,801,079	--	--	3,525,962	--	(64,993,229)	37,807,850
Sansei Co. Ltd.	2,888,700	--	--	83,208	--	260,027	3,148,727
Satsudora Holdings Co. Ltd.	7,630,461	--	26,232	92,190	4,179	(677,973)	6,930,435
TBK Co. Ltd.	8,242,186	--	--	291,509	--	(1,640,476)	6,601,710
Tessi SA	42,638,167	--	--	8,242,288	--	(15,654,648)	26,983,519
Tokatsu Holdings Co. Ltd.	1,202,880	--	--	20,357	--	(159,586)	1,043,294
Treasure Factory Co. Ltd.	6,322,944	--	159,284	111,748	(102,523)	3,721,012	9,782,149
Uchida Esco Co. Ltd.	4,831,912	--	--	92,613	--	415,574	5,247,486
Yorozu Corp.	29,416,018	--	--	687,817	--	(4,987,118)	24,428,900
Zappallas, Inc.	3,698,967	--	335,330	--	(759,177)	511,635	3,116,095
Total	$1,089,096,042	$11,989,093	$152,822,797	$38,084,760	$(78,542,072)	$(302,382,105)	$567,338,161

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$596,697,052	$449,400,946	$147,296,106	$--
Consumer Discretionary	2,252,734,510	1,831,675,464	419,491,534	1,567,512
Consumer Staples	624,233,706	516,991,918	107,241,788	--
Energy	991,596,582	721,059,692	270,536,890	--
Financials	2,148,898,754	1,795,861,119	353,036,370	1,265
Health Care	2,803,022,395	2,730,077,208	72,848,165	97,022
Industrials	1,175,833,280	637,252,161	538,581,119	--
Information Technology	822,021,456	725,399,467	96,621,989	--
Materials	253,117,590	168,999,453	84,118,137	--
Real Estate	13,997,639	13,751,205	246,434	--
Utilities	271,464,795	223,193,921	48,270,874	--
Money Market Funds	2,269,795,242	2,269,795,242	--	--
Total Investments in Securities:	$14,223,413,001	$12,083,457,796	$2,138,289,406	$1,665,799

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	58.2%
Japan	15.5%
Korea (South)	3.4%
United Kingdom	3.4%
France	3.0%
China	2.1%
Canada	2.0%
Netherlands	1.8%
Cayman Islands	1.5%
India	1.2%
Others (Individually Less Than 1%)	7.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2019
Assets
Investment in securities, at value (including securities loaned of $442,468,324) — See accompanying schedule: Unaffiliated issuers (cost $9,486,957,094)	$11,386,279,598
Fidelity Central Funds (cost $2,269,779,633)	2,269,795,242
Other affiliated issuers (cost $837,423,448)	567,338,161
Total Investment in Securities (cost $12,594,160,175)		$14,223,413,001
Cash		356,537
Receivable for investments sold		442,754
Receivable for fund shares sold		7,034
Dividends receivable		10,563,929
Distributions receivable from Fidelity Central Funds		4,051,994
Total assets		14,238,835,249
Liabilities
Payable for investments purchased	$1,089,264
Payable for fund shares redeemed	185,457,698
Other payables and accrued expenses	1,296,903
Collateral on securities loaned	461,899,696
Total liabilities		649,743,561
Net Assets		$13,589,091,688
Net Assets consist of:
Paid in capital		$11,460,415,507
Total distributable earnings (loss)		2,128,676,181
Net Assets		$13,589,091,688
Net Asset Value and Maximum Offering Price
Net Asset Value, offering price and redemption price per share ($13,589,091,688 ÷ 827,479,132 shares)		$16.42

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2019
Investment Income
Dividends (including $38,084,760 earned from other affiliated issuers)		$324,128,495
Income from Fidelity Central Funds (including $3,540,791 from security lending)		45,611,710
Total income		369,740,205
Expenses
Custodian fees and expenses	$751,542
Independent trustees' fees and expenses	78,920
Legal	2,015
Commitment fees	38,102
Total expenses before reductions	870,579
Expense reductions	(6,150)
Total expenses after reductions		864,429
Net investment income (loss)		368,875,776
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	731,345,145
Fidelity Central Funds	(953)
Other affiliated issuers	(78,542,072)
Foreign currency transactions	804,526
Total net realized gain (loss)		653,606,646
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $473,008)	(1,467,540,723)
Fidelity Central Funds	1,844
Other affiliated issuers	(302,382,105)
Assets and liabilities in foreign currencies	(70,564)
Total change in net unrealized appreciation (depreciation)		(1,769,991,548)
Net gain (loss)		(1,116,384,902)
Net increase (decrease) in net assets resulting from operations		$(747,509,126)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2019	Year ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$368,875,776	$305,110,590
Net realized gain (loss)	653,606,646	535,939,853
Change in net unrealized appreciation (depreciation)	(1,769,991,548)	915,826,608
Net increase (decrease) in net assets resulting from operations	(747,509,126)	1,756,877,051
Distributions to shareholders	(1,141,976,315)	–
Distributions to shareholders from net investment income	–	(210,862,362)
Distributions to shareholders from net realized gain	–	(390,636,600)
Total distributions	(1,141,976,315)	(601,498,962)
Share transactions - net increase (decrease)	958,531,940	954,341,403
Total increase (decrease) in net assets	(930,953,501)	2,109,719,492
Net Assets
Beginning of period	14,520,045,189	12,410,325,697
End of period	$13,589,091,688	$14,520,045,189
Other Information
Undistributed net investment income end of period		$183,602,555

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Intrinsic Opportunities Fund

Years ended July 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$18.79	$17.30	$14.80	$15.58	$14.47
Income from Investment Operations
Net investment income (loss)A	.44	.40	.23	.18	.24B
Net realized and unrealized gain (loss)	(1.37)	1.91	2.50	(.16)	1.49
Total from investment operations	(.93)	2.31	2.73	.02	1.73
Distributions from net investment income	(.42)	(.28)	(.19)	(.23)	(.21)
Distributions from net realized gain	(1.02)	(.54)	(.04)	(.58)	(.42)
Total distributions	(1.44)	(.82)	(.23)	(.80)C	(.62)D
Net asset value, end of period	$16.42	$18.79	$17.30	$14.80	$15.58
Total ReturnE	(5.13)%	13.82%	18.69%	.43%	12.35%
Ratios to Average Net AssetsF,G
Expenses before reductions	.01%	.01%	.52%	.79%	.82%
Expenses net of fee waivers, if any	.01%	.01%	.52%	.79%	.82%
Expenses net of all reductions	.01%	- %H	.52%	.79%	.82%
Net investment income (loss)	2.61%	2.19%	1.48%	1.28%	1.60%B
Supplemental Data
Net assets, end of period (000 omitted)	$13,589,092	$14,520,045	$4,948,389	$2,776,843	$2,619,363
Portfolio turnover rateI	27%	13%	35%J	14%	10%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.18%.

 C Total distributions of $.80 per share is comprised of distributions from net investment income of $.228 and distributions from net realized gain of $.576 per share.

 D Total distributions of $.62 per share is comprised of distributions from net investment income of $.206 and distributions from net realized gain of $.416 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended July 31, 2019

1. Organization.

Fidelity Series Intrinsic Opportunities Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective August 28, 2017, the Fund no longer offered Class F, and all outstanding shares of Class F were exchanged for shares of Series Intrinsic Opportunities.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, certain deemed distributions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,960,084,725
Gross unrealized depreciation	(1,369,676,525)
Net unrealized appreciation (depreciation)	$1,590,408,200
Tax Cost	$12,633,004,801

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$227,836,375
Undistributed long-term capital gain	$311,550,078
Net unrealized appreciation (depreciation) on securities and other investments	$1,590,323,364

The tax character of distributions paid was as follows:

	July 31, 2019	July 31, 2018
Ordinary Income	$397,898,729	$231,899,093
Long-term Capital Gains	744,077,586	369,599,869
Total	$1,141,976,315	$601,498,962

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,347,592,472 and $3,365,219,281, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $55,693 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $18,809.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $38,102 and is reflected in commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to NFS, as affiliated borrower, at period end was $4,316,256. Total fees paid by the Fund to NFS, as lending agent, amounted to $36,437. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $124,545 from securities loaned to NFS, as affiliated borrower.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6,150.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended July 31, 2019	Year ended July 31, 2018
Distributions to shareholders
Series Intrinsic Opportunities	$1,141,976,315	$–
Total	$1,141,976,315	$–
From net investment income
Series Intrinsic Opportunities	$–	$210,862,362
Total	$–	$210,862,362
From net realized gain
Series Intrinsic Opportunities	$–	$390,636,600
Total	$–	$390,636,600

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2019	Year ended July 31, 2018
Series Intrinsic Opportunities
Shares sold	60,662,086	511,169,556	$1,028,461,371	$8,888,451,603
Reinvestment of distributions	66,767,287	34,832,594	1,141,976,315	601,498,962
Shares redeemed	(72,582,611)	(59,400,406)	(1,211,905,746)	(1,080,697,919)
Net increase (decrease)	54,846,762	486,601,744	$958,531,940	$8,409,252,646
Class F
Shares sold	–	2,035,662	$–	$35,190,119
Reinvestment of distributions	–	–	–	–
Shares redeemed	–	(432,801,551)	–	(7,490,101,362)
Net increase (decrease)	–	(430,765,889)	$–	$(7,454,911,243)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and Shareholders of Fidelity Series Intrinsic Opportunities Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Series Intrinsic Opportunities Fund (the "Fund"), a fund of Fidelity Puritan Trust, including the schedule of investments, as of July 31, 2019, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

September 17, 2019

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 274 funds. Mr. Chiel oversees 170 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Chair (2018-present) and Member (2013-present) of the Board of Governors, State University System of Florida and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present) and as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), a Director of Fortune Brands, Inc. (consumer products, 2000-2011), and a member of the Board of Trustees of the University of Florida (2013-2018).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a Director of Andeavor Logistics LP (natural resources logistics, 2015-2018), a Director of Post Oak Bank (privately-held bank, 2004-2018), a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), an Advisory Director of Riverstone Holdings (private investment), a Director of Spinnaker Exploration Company (exploration and production, 2001-2005) and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Executive Vice President of Fidelity SelectCo, LLC (2019-present), Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Executive Vice President of Fidelity SelectCo, LLC (2019-present), Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2019 to July 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Expenses Paid During Period-B February 1, 2019 to July 31, 2019
Series Intrinsic Opportunities	- %
Actual		$1,000.00	$995.20	$-
Hypothetical-C		$1,000.00	$1,024.74	$-

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Series Intrinsic Opportunities Fund voted to pay on September 16, 2019, to shareholders of record at the opening of business on September 13, 2019, a distribution of $0.398 per share derived from capital gains realized from sales of portfolio securities and a dividend of $0.266 per share from net investment income.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2019, $640,722,947, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 30% and 42% of the dividends distributed in September and December, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The fund designates 57% and 81% of the dividends distributed in September and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

O2T-ANN-0919
1.951012.106

Fidelity Flex℠ Funds Fidelity Flex℠ Intrinsic Opportunities Fund Annual Report July 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2019	Past 1 year	Life of fundA
Fidelity Flex℠ Intrinsic Opportunities Fund	(5.84)%	6.86%

 A From March 8, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex℠ Intrinsic Opportunities Fund on March 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell 3000® Index performed over the same period.

Period Ending Values
$11,723	Fidelity Flex℠ Intrinsic Opportunities Fund
$13,111	Russell 3000® Index

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index gained 7.99% for the 12 months ending July 31, 2019, beginning the new year on a high note after enduring a historically volatile final quarter of 2018. Upbeat company earnings/outlooks and signs the Federal Reserve may pause on rates boosted stocks to an all-time high on April 30. In May, however, volatility spiked and stocks returned -6.35% for the month amid the Fed’s decision to hold interest rates steady and signal that it had little appetite to adjust them any time soon, as well as retaliatory tariffs imposed on the U.S. by China. The downtrend was similar to late 2018, when many investors fled from risk assets on elevated concerns about future economic growth, global trade and tighter monetary policy. The bull market roared back in June, with the S&P 500® rising 7.05%, and recorded a series of all-time highs in a productive July (+1.44%). For the full 12 months, growth stocks outpaced value, while large-caps handily bested small-caps. By sector, information technology (+19%) led the way, boosted by continued strength in software & services (+26%), the market’s largest industry segment. Three defensive groups also stood out – real estate (+18%), utilities (+17%) and consumer staples (+15%) – followed by consumer discretionary (+10%) and communication services (+8%). In contrast, energy (-16%) was by far the weakest sector. Other notable laggards included materials (0%), financials (+3%), industrials (+4%) and health care (+4%).

Comments from Portfolio Manager Joel Tillinghast:  For the fiscal year, the fund returned -5.84%, significantly trailing the 7.05% gain of the benchmark Russell 3000® Index. Versus the benchmark, stock selection was the primary detractor the past year, while industry positioning hurt to a lesser extent. Our picks in 9 of 11 equity sectors trailed those in the benchmark. Choices in the consumer discretionary, health care, energy, consumer staples and information technology sectors hurt our relative result most. The fund’s cash position – at 9% of assets, on average – also hurt in a rising equity market. In addition, the fund's foreign holdings detracted overall, hampered in part by foreign exchange. Conversely, our picks in communication services and materials modestly contributed versus the benchmark. An out-of-index position in video game and consumer electronics retailer GameStop (-69%) was the fund's biggest individual detractor the past 12 months, as competition from online retailers hindered its earnings. A sizable overweighting in United Therapeutics (-35%) also held back the fund's relative result, as shares of the biotechnology company fell on disappointing first-quarter 2019 financial results. Conversely, overweighting health care insurance providers Anthem (+17%) and Aetna (+13%) contributed. Anthem was our largest holding, and Aetna was acquired by CVS Health during the period. A sizable out-of-index position in JD Sports Fashion also helped, gaining 29%.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2019

% of fund's net assets
Anthem, Inc.	6.1
Amgen, Inc.	3.0
Itochu Corp.	3.0
MetLife, Inc.	2.7
CVS Health Corp.	2.5
The Western Union Co.	2.2
John David Group PLC	2.1
UnitedHealth Group, Inc.	2.0
Best Buy Co., Inc.	1.9
Synchrony Financial	1.7
27.2

Top Five Market Sectors as of July 31, 2019

% of fund's net assets
Health Care	22.6
Financials	17.4
Consumer Discretionary	17.2
Industrials	9.1
Energy	7.9

Asset Allocation (% of fund's net assets)

As of July 31, 2019*
Stocks	94.1%
Short-Term Investments and Net Other Assets (Liabilities)	5.9%

 * Foreign investments - 44.2%

Schedule of Investments July 31, 2019

Showing Percentage of Net Assets

Common Stocks - 93.9%
	Shares	Value
COMMUNICATION SERVICES - 4.6%
Diversified Telecommunication Services - 0.5%
Verizon Communications, Inc.	1,532	$84,674
Entertainment - 0.5%
GAMEVIL, Inc. (a)	7	211
Viacom, Inc.:
Class A	1,123	39,260
Class B (non-vtg.)	1,128	34,235
		73,706
Interactive Media & Services - 1.3%
Kakaku.com, Inc.	711	14,875
Yahoo! Japan Corp.	47,000	137,660
YY, Inc. ADR (a)	878	56,359
Zappallas, Inc. (a)	1,500	4,674
		213,568
Media - 2.2%
AMC Networks, Inc. Class A (a)	197	10,516
Comcast Corp. Class A	4,661	201,215
Corus Entertainment, Inc. Class B (non-vtg.)	273	1,049
Discovery Communications, Inc. Class A (a)	3,196	96,871
DISH Network Corp. Class A (a)	188	6,366
DMS, Inc.	500	9,174
F@N Communications, Inc.	400	2,033
Gendai Agency, Inc.	1,500	5,970
Hyundai HCN	4,802	14,438
Ipsos SA	7	192
Nippon BS Broadcasting Corp.	200	1,976
Nippon Television Network Corp.	147	2,031
Pico Far East Holdings Ltd.	6,000	1,836
Proto Corp.	200	2,094
Television Broadcasts Ltd.	2,700	4,338
WOWOW INC.	400	9,670
		369,769
Wireless Telecommunication Services - 0.1%
Okinawa Cellular Telephone Co.	600	20,103

TOTAL COMMUNICATION SERVICES		761,820

CONSUMER DISCRETIONARY - 17.2%
Auto Components - 3.8%
Adient PLC	1,465	34,794
Cooper Tire & Rubber Co.	551	14,833
Dongah Tire & Rubber Co. Ltd.	29	775
Eagle Industry Co. Ltd.	395	3,965
Fukoku Co. Ltd.	200	1,348
G-Tekt Corp.	4,000	58,645
Gentex Corp.	325	8,912
Hi-Lex Corp.	463	7,529
Hyundai Mobis	1,221	246,046
IJT Technology Holdings Co. Ltd.	1,800	8,653
INFAC Corp.	71	222
Lear Corp.	632	80,125
Linamar Corp.	2,106	71,328
Piolax, Inc.	1,100	19,828
Seoyon Co. Ltd.	345	988
Seoyon E-Hwa Co., Ltd.	946	3,938
TBK Co. Ltd.	400	1,467
TPR Co. Ltd.	1,200	20,925
Yorozu Corp.	3,500	46,167
		630,488
Automobiles - 0.4%
Audi AG	37	32,767
Fiat Chrysler Automobiles NV	96	1,266
Fiat Chrysler Automobiles NV (Italy)	1,685	22,451
Thor Industries, Inc.	79	4,708
		61,192
Distributors - 0.2%
Doshisha Co. Ltd.	500	7,813
Harima-Kyowa Co. Ltd.	100	1,621
LKQ Corp. (a)	315	8,483
Nakayamafuku Co. Ltd.	100	486
Yagi & Co. Ltd.	700	10,694
		29,097
Diversified Consumer Services - 0.7%
Heian Ceremony Service Co. Ltd.	700	5,714
Kukbo Design Co. Ltd.	314	3,922
MegaStudy Co. Ltd.	2,610	22,556
MegaStudyEdu Co. Ltd.	2,515	65,662
Multicampus Co. Ltd.	135	5,079
Tsukada Global Holdings, Inc.	1,700	8,626
		111,559
Hotels, Restaurants & Leisure - 0.4%
Hiday Hidaka Corp.	396	7,695
Kura Sushi, Inc.	100	4,118
The Restaurant Group PLC	23,808	44,124
Wyndham Destinations, Inc.	377	17,742
		73,679
Household Durables - 1.1%
Ace Bed Co. Ltd.	400	10,457
Cuckoo Holdings Co. Ltd.	100	10,008
Emak SpA	409	446
FJ Next Co. Ltd.	1,500	14,698
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	2,400	19,087
Hamilton Beach Brands Holding Co.:
Class A	104	1,707
Class B (a)	104	1,707
Helen of Troy Ltd. (a)	566	83,926
Q.E.P. Co., Inc. (a)	24	564
Sanyo Housing Nagoya Co. Ltd.	1,100	9,869
Taylor Morrison Home Corp. (a)	753	16,958
Tupperware Brands Corp.	323	4,945
		174,372
Internet & Direct Marketing Retail - 0.0%
Aucnet, Inc.	100	1,140
CROOZ, Inc. (a)	100	1,167
Hyundai Home Shopping Network Corp.	7	546
NS Shopping Co. Ltd.	30	261
		3,114
Leisure Products - 0.1%
Brunswick Corp.	79	3,884
Mars Group Holdings Corp.	800	15,001
		18,885
Multiline Retail - 0.4%
Grazziotin SA	200	1,269
Lifestyle China Group Ltd. (a)	19,000	6,053
Lifestyle International Holdings Ltd.	16,500	22,546
Macy's, Inc.	940	21,366
Treasure Factory Co. Ltd.	1,300	14,961
Watts Co. Ltd.	600	3,877
		70,072
Specialty Retail - 9.0%
ABC-MART, Inc.	100	6,342
Arc Land Sakamoto Co. Ltd.	900	10,928
AT-Group Co. Ltd.	1,337	23,719
AutoNation, Inc. (a)	658	32,031
Beacon Lighting Group Ltd.	17	13
Best Buy Co., Inc.	3,995	305,737
DongAh Tire & Rubber Co. Ltd.	39	400
Dunelm Group PLC	244	2,743
Fuji Corp.	1,699	31,859
GameStop Corp. Class A (b)	13,316	53,530
Genesco, Inc. (a)	275	10,830
GNC Holdings, Inc. Class A (a)(b)	9,355	19,458
Goldlion Holdings Ltd.	13,000	4,939
Guess?, Inc.	8,256	139,114
Handsman Co. Ltd.	1,100	11,962
Hibbett Sports, Inc. (a)	1,615	29,716
Hour Glass Ltd.	38,100	23,289
JB Hi-Fi Ltd.	1,281	26,277
John David Group PLC	44,614	352,550
K's Holdings Corp.	5,500	50,354
Ku Holdings Co. Ltd.	900	7,197
Lookers PLC	764	387
Mandarake, Inc.	100	582
Nafco Co. Ltd.	200	2,601
Nitori Holdings Co. Ltd.	800	108,319
Oriental Watch Holdings Ltd.	4,000	1,181
Padini Holdings Bhd	1,800	1,534
Sacs Bar Holdings, Inc.	800	6,942
Sally Beauty Holdings, Inc. (a)	7,991	109,796
Samse SA	65	11,333
Silvano Fashion Group A/S	7	18
The Buckle, Inc.	514	10,460
Tokatsu Holdings Co. Ltd.	100	417
Truworths International Ltd.	228	987
Vita Group Ltd.	18	15
Vitamin Shoppe, Inc. (a)	752	3,324
Williams-Sonoma, Inc.	1,132	75,482
		1,476,366
Textiles, Apparel & Luxury Goods - 1.1%
Best Pacific International Holdings Ltd.	2,000	670
Capri Holdings Ltd. (a)	2,664	94,812
Embry Holdings Ltd.	1,000	242
Ff Group (a)(c)	2,761	3,668
Fossil Group, Inc. (a)	3,523	38,894
Grendene SA	300	597
Magni-Tech Industries Bhd	4,500	5,277
Sitoy Group Holdings Ltd.	6,000	935
Tapestry, Inc.	551	17,042
Ted Baker PLC	394	4,360
Texwinca Holdings Ltd.	2,000	591
Youngone Holdings Co. Ltd.	176	7,785
Yue Yuen Industrial (Holdings) Ltd.	3,500	9,807
		184,680

TOTAL CONSUMER DISCRETIONARY		2,833,504

CONSUMER STAPLES - 4.4%
Beverages - 1.0%
A.G. Barr PLC	968	8,075
Britvic PLC	9,280	103,487
C&C Group PLC	309	1,396
Jinro Distillers Co. Ltd.	1,256	31,106
Lucas Bols BV (d)	82	1,212
Olvi PLC (A Shares)	68	2,646
Spritzer Bhd	200	108
Willamette Valley Vineyards, Inc. (a)	3	21
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	11,500	24,395
		172,446
Food & Staples Retailing - 1.7%
Amsterdam Commodities NV	984	20,849
Belc Co. Ltd.	100	4,651
Dong Suh Companies, Inc.	600	8,986
Genky DrugStores Co. Ltd.	800	15,626
Halows Co. Ltd.	100	2,077
J Sainsbury PLC	136	325
Kroger Co.	1,474	31,190
MARR SpA	999	21,565
OM2 Network Co. Ltd.	200	2,081
Retail Partners Co. Ltd.	800	8,979
Satsudora Holdings Co. Ltd.	800	13,913
Shoei Foods Corp.	100	2,873
Thai President Foods PCL	43	256
United Natural Foods, Inc. (a)	761	7,503
Valor Holdings Co. Ltd.	1,000	20,756
Walgreens Boots Alliance, Inc.	2,106	114,756
		276,386
Food Products - 1.2%
Ajinomoto Malaysia Bhd	2,200	9,280
Bell AG	76	20,327
Binggrea Co. Ltd.	10	545
Cal-Maine Foods, Inc.	158	6,284
Carr's Group PLC	4,948	8,996
Changshouhua Food Co. Ltd.	1,000	365
Cranswick PLC	607	19,650
Fresh Del Monte Produce, Inc.	1,405	42,614
Ingredion, Inc.	331	25,583
Kaneko Seeds Co. Ltd.	100	1,176
Kaveri Seed Co. Ltd.	400	2,586
Lassonde Industries, Inc. Class A (sub. vtg.)	120	16,821
London Biscuits Bhd (a)	3,375	131
Pickles Corp.	100	2,138
Prima Meat Packers Ltd.	228	4,298
S Foods, Inc.	600	18,531
Select Harvests Ltd.	1,651	8,394
Thai Wah PCL	300	70
Toyo Sugar Refining Co. Ltd.	200	1,883
Valsoia SpA	42	493
		190,165
Personal Products - 0.2%
Asaleo Care Ltd. (a)	682	450
Hengan International Group Co. Ltd.	4,633	35,042
		35,492
Tobacco - 0.3%
KT&G Corp.	456	36,875
Scandinavian Tobacco Group A/S (d)	630	6,640
		43,515

TOTAL CONSUMER STAPLES		718,004

ENERGY - 7.9%
Energy Equipment & Services - 0.8%
AKITA Drilling Ltd. Class A (non-vtg.)	170	319
Carbo Ceramics, Inc. (a)	4,436	5,678
Diamond Offshore Drilling, Inc. (a)(b)	1,685	15,232
Ensco PLC Class A (b)	2,331	19,091
Geospace Technologies Corp. (a)	788	12,301
Liberty Oilfield Services, Inc. Class A	842	11,914
National Oilwell Varco, Inc.	315	7,503
Prosafe ASA (a)	68	84
Raiznext Corp.	2,500	26,749
Tidewater, Inc. (a)	4	92
Tidewater, Inc. warrants 11/14/24 (a)	50	51
Transocean Ltd. (United States) (a)	5,903	35,890
		134,904
Oil, Gas & Consumable Fuels - 7.1%
Alvopetro Energy Ltd. (a)	1,900	1,074
Baytex Energy Corp. (a)	7,058	10,749
Birchcliff Energy Ltd.	7,203	14,354
Bonavista Energy Corp.	34	14
Bonterra Energy Corp.	617	2,380
China Petroleum & Chemical Corp.:
(H Shares)	298,667	191,747
sponsored ADR (H Shares)	94	6,032
CNOOC Ltd. sponsored ADR	133	21,989
ConocoPhillips Co.	3,396	200,636
Contango Oil & Gas Co. (a)	170	226
Denbury Resources, Inc. (a)	8,656	9,781
Husky Energy, Inc.	8,143	63,180
Imperial Oil Ltd.	1,123	30,751
International Seaways, Inc. (a)	7	119
Motor Oil (HELLAS) Corinth Refineries SA	421	10,439
Murphy Oil Corp.	2,246	53,994
NACCO Industries, Inc. Class A	219	11,640
Oil & Natural Gas Corp. Ltd.	70,745	142,157
Oil India Ltd.	12	28
Peyto Exploration & Development Corp.	21,608	65,489
San-Ai Oil Co. Ltd.	200	1,932
Sinopec Kantons Holdings Ltd.	10,000	4,023
Southwestern Energy Co. (a)	12,392	27,262
Thai Oil PCL (For. Reg.)	400	892
Total SA sponsored ADR	4,994	258,390
Tsakos Energy Navigation Ltd.	307	936
Whiting Petroleum Corp. (a)	1,142	20,191
World Fuel Services Corp.	333	13,000
		1,163,405

TOTAL ENERGY		1,298,309

FINANCIALS - 17.4%
Banks - 3.3%
Bar Harbor Bankshares	282	7,160
Central Valley Community Bancorp	17	352
Citizens Financial Services, Inc.	8	478
Erste Group Bank AG	3	108
F & M Bank Corp.	214	6,056
First Hawaiian, Inc.	158	4,228
Gunma Bank Ltd.	7,415	25,628
Hiroshima Bank Ltd.	1,916	9,176
JPMorgan Chase & Co.	158	18,328
Mitsubishi UFJ Financial Group, Inc.	22,683	112,031
NIBC Holding NV (d)	1,544	13,742
Nordea Bank ABP (Stockholm Stock Exchange)	69	443
OFG Bancorp	2,614	59,155
Ogaki Kyoritsu Bank Ltd.	100	2,160
San ju San Financial Group, Inc.	332	4,938
Skandiabanken ASA (d)	984	7,555
Sparebank 1 Oestlandet	1,507	14,089
Sumitomo Mitsui Financial Group, Inc.	5,467	191,180
Texas Capital Bancshares, Inc. (a)	236	14,851
The Keiyo Bank Ltd.	658	4,016
The San-In Godo Bank Ltd.	2,775	16,810
Unicaja Banco SA (d)	9,450	7,480
Van Lanschot NV (Bearer)	55	1,130
Yamaguchi Financial Group, Inc.	2,538	17,754
		538,848
Capital Markets - 2.0%
ABG Sundal Collier ASA	1,023	412
Edify SA (a)	7	399
Goldman Sachs Group, Inc.	576	126,795
Morgan Stanley	702	31,281
State Street Corp.	3,089	179,440
		338,327
Consumer Finance - 3.3%
Aeon Credit Service (Asia) Co. Ltd.	16,000	13,762
Credit Corp. Group Ltd.	36	616
Discover Financial Services	2,331	209,184
Santander Consumer U.S.A. Holdings, Inc.	1,199	32,265
Synchrony Financial	7,924	284,313
		540,140
Diversified Financial Services - 1.2%
AXA Equitable Holdings, Inc.	1,132	25,447
Fuyo General Lease Co. Ltd.	700	41,824
IBJ Leasing Co. Ltd.	363	9,153
NICE Holdings Co. Ltd.	456	8,307
Ricoh Leasing Co. Ltd.	1,400	43,175
Tokyo Century Corp.	1,800	74,869
		202,775
Insurance - 7.2%
AFLAC, Inc.	5,194	273,412
ASR Nederland NV	1,404	52,890
Brighthouse Financial, Inc. (a)	457	17,901
Db Insurance Co. Ltd.	1,861	87,708
Genworth Financial, Inc. Class A	19,590	78,164
Hyundai Fire & Marine Insurance Co. Ltd.	700	16,438
Kansas City Life Insurance Co.	1	33
MetLife, Inc.	9,056	447,548
National Western Life Group, Inc.	31	8,339
NN Group NV	2,693	101,449
Power Corp. of Canada (sub. vtg.)	945	20,034
Principal Financial Group, Inc.	158	9,170
Prudential Financial, Inc.	312	31,609
Sony Financial Holdings, Inc.	1,300	31,495
Talanx AG	284	11,972
		1,188,162
Mortgage Real Estate Investment Trusts - 0.0%
Two Harbors Investment Corp.	51	686
Thrifts & Mortgage Finance - 0.4%
ASAX Co. Ltd.	1,500	8,107
Genworth MI Canada, Inc.	1,080	39,860
Genworth Mortgage Insurance Ltd.	5,105	11,808
Hingham Institution for Savings	7	1,350
		61,125

TOTAL FINANCIALS		2,870,063

HEALTH CARE - 22.6%
Biotechnology - 7.9%
AbbVie, Inc.	932	62,090
Amgen, Inc.	2,664	497,049
Biogen, Inc. (a)	766	182,170
Celgene Corp. (a)	1,998	183,536
Cell Biotech Co. Ltd.	560	8,316
Essex Bio-Technology Ltd.	6,000	4,723
Gilead Sciences, Inc.	2,419	158,493
United Therapeutics Corp. (a)	2,530	200,477
		1,296,854
Health Care Equipment & Supplies - 0.5%
Fukuda Denshi Co. Ltd.	800	52,578
Medikit Co. Ltd.	100	5,598
Nakanishi, Inc.	500	9,174
Paramount Bed Holdings Co. Ltd.	100	3,838
Riverstone Holdings Ltd.	100	65
St.Shine Optical Co. Ltd.	1,000	16,659
Value Added Technology Co. Ltd.	52	1,088
		89,000
Health Care Providers & Services - 13.3%
Anthem, Inc.	3,429	1,010,220
CVS Health Corp.	7,325	409,248
EBOS Group Ltd.	800	13,084
Humana, Inc.	597	177,160
Laboratory Corp. of America Holdings (a)	566	94,816
MEDNAX, Inc. (a)	832	20,442
Quest Diagnostics, Inc.	562	57,369
Saint-Care Holding Corp.	300	1,409
Sigma Healthcare Ltd.	11,412	4,643
Tokai Corp.	500	9,877
Uchiyama Holdings Co. Ltd.	1,400	6,718
UnitedHealth Group, Inc.	1,332	331,681
Universal Health Services, Inc. Class B	351	52,952
		2,189,619
Health Care Technology - 0.1%
Pharmagest Interactive	236	15,022
Life Sciences Tools & Services - 0.1%
ICON PLC (a)	79	12,337
Pharmaceuticals - 0.7%
Apex Healthcare Bhd	2,000	1,019
Biofermin Pharmaceutical Co. Ltd.	100	2,008
Dawnrays Pharmaceutical Holdings Ltd.	28,534	5,377
DongKook Pharmaceutical Co. Ltd.	114	6,380
Genomma Lab Internacional SA de CV (a)	6,900	6,294
Korea United Pharm, Inc.	90	1,531
Lee's Pharmaceutical Holdings Ltd.	16,000	10,111
Luye Pharma Group Ltd. (d)	7,000	5,405
Nippon Chemiphar Co. Ltd.	100	2,610
PT Tempo Scan Pacific Tbk	300	33
Sanofi SA sponsored ADR	266	11,092
Taro Pharmaceutical Industries Ltd.	491	39,658
Towa Pharmaceutical Co. Ltd.	700	17,656
Vetoquinol SA	7	465
Vivimed Labs Ltd. (a)	200	43
		109,682

TOTAL HEALTH CARE		3,712,514

INDUSTRIALS - 9.1%
Aerospace & Defense - 0.0%
Austal Ltd.	205	566
SIFCO Industries, Inc. (a)	25	70
The Lisi Group	3	87
		723
Air Freight & Logistics - 0.1%
AIT Corp.	1,400	13,075
CTI Logistics Ltd.	304	204
Onelogix Group Ltd.	2,727	619
SBS Co. Ltd.	300	4,443
		18,341
Building Products - 0.2%
COVIA Corp. (a)	1,142	1,987
InnoTec TSS AG	33	387
Nihon Dengi Co. Ltd.	500	13,021
Noda Corp.	700	4,858
Sekisui Jushi Corp.	1,100	21,062
		41,315
Commercial Services & Supplies - 0.3%
Asia File Corp. Bhd	2,400	1,409
Calian Technologies Ltd.	543	13,832
Civeo Corp. (a)	6,970	11,501
Loomis AB (B Shares)	118	4,067
Matsuda Sangyo Co. Ltd.	100	1,413
Mitie Group PLC	2,793	5,604
VSE Corp.	439	13,152
		50,978
Construction & Engineering - 0.5%
Arcadis NV	1,200	24,509
Boustead Projs. Pte Ltd.	1,700	1,217
Boustead Singapore Ltd.	15,500	8,673
Geumhwa PSC Co. Ltd.	1	27
Meisei Industrial Co. Ltd.	1,100	7,644
Nippon Rietec Co. Ltd.	1,300	16,168
Seikitokyu Kogyo Co. Ltd.	500	3,079
Shinnihon Corp.	100	790
Sumitomo Densetsu Co. Ltd.	155	2,765
Toshiba Plant Systems & Services Corp.	590	9,919
		74,791
Electrical Equipment - 0.6%
Aichi Electric Co. Ltd.	100	2,528
Aros Quality Group AB	2,048	40,616
Canare Electric Co. Ltd.	130	2,224
Eaton Corp. PLC	491	40,355
Hammond Power Solutions, Inc. Class A	771	5,304
Holding Co. ADMIE IPTO SA	17	43
Regal Beloit Corp.	94	7,484
Somfy SA	35	3,165
		101,719
Industrial Conglomerates - 0.2%
Lifco AB	191	9,798
Mytilineos Holdings SA	1,339	16,335
Nolato AB Series B	24	1,374
Reunert Ltd.	205	927
		28,434
Machinery - 0.7%
Conrad Industries, Inc. (a)	1	13
Daihatsu Diesel Manufacturing Co. Ltd.	900	5,353
Daiwa Industries Ltd.	1,600	15,913
Estic Corp.	100	5,975
Fujimak Corp.	1,100	8,160
Fukushima Industries Corp.	100	3,116
Haitian International Holdings Ltd.	7,000	14,141
Hy-Lok Corp.	68	1,039
Ihara Science Corp.	463	5,418
Momentum Group AB Class B	922	10,421
Nansin Co. Ltd.	200	993
Sakura Rubber Co. Ltd.	100	5,478
Sansei Co. Ltd.	1,000	3,704
Semperit AG Holding (a)	614	8,591
SIMPAC, Inc.	2,900	6,445
Teikoku Sen-I Co. Ltd.	800	14,678
		109,438
Marine - 0.1%
Japan Transcity Corp.	2,443	11,228
SITC International Holdings Co. Ltd.	10,000	11,022
		22,250
Professional Services - 0.7%
ABIST Co. Ltd.	332	8,261
Akka Technologies SA	799	56,608
Bertrandt AG	266	17,874
Career Design Center Co. Ltd.	100	1,464
McMillan Shakespeare Ltd.	3,642	34,484
WDB Holdings Co. Ltd.	200	5,098
		123,789
Road & Rail - 0.8%
Autohellas SA	3,463	22,618
Daqin Railway Co. Ltd. (A Shares)	55,900	63,967
Hamakyorex Co. Ltd.	200	7,170
Higashi Twenty One Co. Ltd.	100	423
Kyushu Railway Co.	300	8,576
Nikkon Holdings Co. Ltd.	132	3,103
SENKO Co. Ltd.	200	1,572
STEF-TFE Group	142	12,607
Tohbu Network Co. Ltd.	100	911
Utoc Corp.	2,200	9,808
		130,755
Trading Companies & Distributors - 4.8%
AerCap Holdings NV (a)	1,265	68,980
Bergman & Beving AB (B Shares)	984	9,757
Canox Corp.	800	5,934
Chori Co. Ltd.	1,000	15,672
Green Cross Co. Ltd.	1,000	9,652
HERIGE	41	1,180
Houston Wire & Cable Co. (a)	1,796	8,351
Howden Joinery Group PLC	102	688
iMarketKorea, Inc.	7	69
Itochu Corp.	25,654	488,471
Kamei Corp.	2,807	28,769
Meiwa Corp.	1,600	5,574
Mitani Shoji Co. Ltd.	900	44,508
Mitsubishi Corp.	1,800	48,334
Pla Matels Corp.	200	974
Rasa Corp.	100	758
Shinsho Corp.	132	2,771
Yuasa Trading Co. Ltd.	1,600	45,372
		785,814
Transportation Infrastructure - 0.1%
Isewan Terminal Service Co. Ltd.	200	1,445
Qingdao Port International Co. Ltd. (H Shares) (d)	22,583	16,095
		17,540

TOTAL INDUSTRIALS		1,505,887

INFORMATION TECHNOLOGY - 6.5%
Communications Equipment - 0.0%
HF Co.	153	898
Electronic Equipment & Components - 0.7%
Daido Signal Co. Ltd.	1,000	4,605
Dell Technologies, Inc. (a)	306	17,668
Elematec Corp.	1,600	15,075
HAGIAWARA ELECTRIC Co. Ltd.	300	7,906
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,000	5,008
Kingboard Chemical Holdings Ltd.	7,500	18,464
Lacroix SA	163	3,401
Makus, Inc.	205	703
PAX Global Technology Ltd.	13,000	5,213
Riken Kieki Co. Ltd.	800	14,229
Simplo Technology Co. Ltd.	2,000	15,523
Thinking Electronic Industries Co. Ltd.	2,000	5,047
		112,842
IT Services - 4.0%
Amdocs Ltd.	1,665	106,543
Avant Corp.	200	3,596
Cielo SA	5,400	10,244
Computer Services, Inc.	6	240
Data#3 Ltd.	341	590
E-Credible Co. Ltd.	404	6,045
eClerx Services Ltd.	287	2,471
Enea Data AB (a)	331	5,636
Estore Corp.	200	1,599
Future Corp.	1,100	19,747
Korea Information & Communication Co. Ltd. (a)	780	5,798
Neurones	7	177
NIC, Inc.	315	5,714
Persistent Systems Ltd.	300	2,261
Sopra Steria Group	639	82,480
Tessi SA	375	50,645
The Western Union Co.	17,313	363,573
		667,359
Semiconductors & Semiconductor Equipment - 0.2%
e-LITECOM Co. Ltd.	34	136
KLA-Tencor Corp.	35	4,771
Miraial Co. Ltd.	900	11,656
Phison Electronics Corp.	1,000	9,779
		26,342
Software - 0.3%
eBase Co. Ltd.	400	4,375
Ebix, Inc.	400	18,412
InfoVine Co. Ltd.	43	738
Jastec Co. Ltd.	100	1,000
KPIT Cummins Infosystems Ltd.	3,700	3,991
KPIT Engineering Ltd.	3,700	4,242
KSK Co., Ltd.	100	1,739
Micro Focus International PLC sponsored ADR	653	13,622
Uchida Esco Co. Ltd.	96	1,597
Zensar Technologies Ltd.	1,000	3,047
		52,763
Technology Hardware, Storage & Peripherals - 1.3%
HP, Inc.	9,322	196,135
TPV Technology Ltd.	40,000	12,530
		208,665

TOTAL INFORMATION TECHNOLOGY		1,068,869

MATERIALS - 1.9%
Chemicals - 1.0%
C. Uyemura & Co. Ltd.	200	10,957
CF Industries Holdings, Inc.	400	19,824
Chokwang Paint Ltd.	34	165
Daishin-Chemical Co. Ltd.	603	6,624
Eastman Chemical Co.	79	5,953
Fuso Chemical Co. Ltd.	400	8,431
KPX Green Chemical Co. Ltd.	34	99
Kuriyama Holdings Corp.	200	1,625
Nippon Soda Co. Ltd.	250	6,324
NOF Corp.	300	10,782
Nutrien Ltd.	189	10,362
Scientex Bhd	5,400	11,024
T&K Toka Co. Ltd.	600	5,366
Tae Kyung Industrial Co. Ltd.	614	2,913
Toho Acetylene Co. Ltd.	200	2,388
Yara International ASA	1,193	56,116
Yip's Chemical Holdings Ltd.	2,000	609
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	3,000	7,135
		166,697
Construction Materials - 0.1%
Ibstock PLC (d)	334	937
Mitani Sekisan Co. Ltd.	400	10,979
		11,916
Containers & Packaging - 0.2%
AMVIG Holdings Ltd.	18,000	4,166
Mayr-Melnhof Karton AG	168	21,201
The Pack Corp.	200	6,067
		31,434
Metals & Mining - 0.6%
Ausdrill Ltd.	29,508	39,540
Castings PLC	51	257
Chubu Steel Plate Co. Ltd.	300	1,762
CI Resources Ltd.	16	16
CK-SAN-ETSU Co. Ltd.	200	5,245
Compania de Minas Buenaventura SA sponsored ADR	481	7,330
Mount Gibson Iron Ltd.	33,838	20,102
Orvana Minerals Corp. (a)	34	10
Pacific Metals Co. Ltd.	900	17,063
Rio Tinto PLC sponsored ADR	123	7,021
Teck Resources Ltd. Class B (sub. vtg.)	7	143
		98,489

TOTAL MATERIALS		308,536

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Sabra Health Care REIT, Inc.	70	1,445
Real Estate Management & Development - 0.1%
Nisshin Fudosan Co. Ltd.	4,300	18,498

TOTAL REAL ESTATE		19,943

UTILITIES - 2.2%
Electric Utilities - 1.5%
EVN AG	7	111
Fjordkraft Holding ASA (d)	913	4,788
PG&E Corp. (a)	3,019	54,734
PPL Corp.	5,993	177,573
Public Power Corp. of Greece (a)	17	53
		237,259
Gas Utilities - 0.7%
Busan City Gas Co. Ltd.	210	6,446
China Resource Gas Group Ltd.	2,000	10,123
Enagas SA	2,387	51,989
GAIL India Ltd. (a)	15,200	28,340
Seoul City Gas Co. Ltd.	176	10,912
YESCO Co. Ltd.	276	9,364
		117,174
Water Utilities - 0.0%
Manila Water Co., Inc.	300	138

TOTAL UTILITIES		354,571

TOTAL COMMON STOCKS
(Cost $15,526,750)		15,452,020

Nonconvertible Preferred Stocks - 0.2%
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Steel Partners Holdings LP Series A, 6.00%	100	2,185
Machinery - 0.0%
Danieli & C. Officine Meccaniche SpA	7	79

TOTAL INDUSTRIALS		2,264

MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	732	10,356
UTILITIES - 0.1%
Electric Utilities - 0.1%
Companhia Paranaense de Energia-Copel (PN-B)	800	10,303
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $18,510)		22,923

Money Market Funds - 6.4%
Fidelity Cash Central Fund 2.43% (e)	948,590	948,780
Fidelity Securities Lending Cash Central Fund 2.43% (e)(f)	106,523	106,534
TOTAL MONEY MARKET FUNDS
(Cost $1,055,314)		1,055,314
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $16,600,574)		16,530,257
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(76,060)
NET ASSETS - 100%		$16,454,197

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $63,854 or 0.4% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$49,846
Fidelity Securities Lending Cash Central Fund	2,596
Total	$52,442

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$761,820	$603,337	$158,483	$--
Consumer Discretionary	2,833,504	2,327,748	502,088	3,668
Consumer Staples	718,004	559,090	158,914	--
Energy	1,298,309	959,462	338,847	--
Financials	2,870,063	2,396,718	473,345	--
Health Care	3,712,514	3,634,037	78,477	--
Industrials	1,508,151	810,442	697,709	--
Information Technology	1,068,869	967,283	101,586	--
Materials	318,892	216,060	102,832	--
Real Estate	19,943	19,943	--	--
Utilities	364,874	299,551	65,323	--
Money Market Funds	1,055,314	1,055,314	--	--
Total Investments in Securities:	$16,530,257	$13,848,985	$2,677,604	$3,668

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	55.8%
Japan	16.2%
Korea (South)	4.1%
United Kingdom	3.6%
France	3.1%
Canada	2.3%
China	1.9%
Netherlands	1.9%
Cayman Islands	1.4%
India	1.1%
Others (Individually Less Than 1%)	8.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2019
Assets
Investment in securities, at value (including securities loaned of $102,407) — See accompanying schedule: Unaffiliated issuers (cost $15,545,260)	$15,474,943
Fidelity Central Funds (cost $1,055,314)	1,055,314
Total Investment in Securities (cost $16,600,574)		$16,530,257
Cash		12,458
Foreign currency held at value (cost $422)		417
Receivable for fund shares sold		3,500
Dividends receivable		12,817
Distributions receivable from Fidelity Central Funds		1,842
Total assets		16,561,291
Liabilities
Payable for fund shares redeemed	$571
Collateral on securities loaned	106,523
Total liabilities		107,094
Net Assets		$16,454,197
Net Assets consist of:
Paid in capital		$16,313,984
Total distributable earnings (loss)		140,213
Net Assets, for 1,466,818 shares outstanding		$16,454,197
Net Asset Value, offering price and redemption price per share ($16,454,197 ÷ 1,466,818 shares)		$11.22

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2019
Investment Income
Dividends		$555,860
Income from Fidelity Central Funds (including $2,596 from security lending)		52,442
Total income		608,302
Expenses
Independent trustees' fees and expenses	$142
Commitment fees	67
Total expenses		209
Net investment income (loss)		608,093
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $805)	208,771
Fidelity Central Funds	27
Foreign currency transactions	2,634
Total net realized gain (loss)		211,432
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(2,492,040)
Fidelity Central Funds	3
Assets and liabilities in foreign currencies	(64)
Total change in net unrealized appreciation (depreciation)		(2,492,101)
Net gain (loss)		(2,280,669)
Net increase (decrease) in net assets resulting from operations		$(1,672,576)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2019	Year ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$608,093	$464,592
Net realized gain (loss)	211,432	123,976
Change in net unrealized appreciation (depreciation)	(2,492,101)	2,022,133
Net increase (decrease) in net assets resulting from operations	(1,672,576)	2,610,701
Distributions to shareholders	(762,655)	–
Distributions to shareholders from net investment income	–	(160,531)
Distributions to shareholders from net realized gain	–	(66,106)
Total distributions	(762,655)	(226,637)
Share transactions
Proceeds from sales of shares	5,505,397	29,809,685
Reinvestment of distributions	762,655	226,637
Cost of shares redeemed	(18,015,690)	(9,808,434)
Net increase (decrease) in net assets resulting from share transactions	(11,747,638)	20,227,888
Total increase (decrease) in net assets	(14,182,869)	22,611,952
Net Assets
Beginning of period	30,637,066	8,025,114
End of period	$16,454,197	$30,637,066
Other Information
Undistributed net investment income end of period		$294,258
Shares
Sold	474,926	2,563,049
Issued in reinvestment of distributions	66,096	19,832
Redeemed	(1,573,091)	(823,981)
Net increase (decrease)	(1,032,069)	1,758,900

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Intrinsic Opportunities Fund

Years ended July 31,	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$12.26	$10.84	$10.00
Income from Investment Operations
Net investment income (loss)B	.30	.26	.08
Net realized and unrealized gain (loss)	(1.01)	1.34	.76
Total from investment operations	(.71)	1.60	.84
Distributions from net investment income	(.28)	(.13)	–
Distributions from net realized gain	(.05)	(.05)	–
Total distributions	(.33)	(.18)	–
Net asset value, end of period	$11.22	$12.26	$10.84
Total ReturnC,D	(5.84)%	14.86%	8.40%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	-%	-%	- %H
Expenses net of fee waivers, if anyG	-%	-%	- %H
Expenses net of all reductionsG	-%	-%	- %H
Net investment income (loss)	2.56%	2.21%	1.97%H
Supplemental Data
Net assets, end of period (000 omitted)	$16,454	$30,637	$8,025
Portfolio turnover rateI	27%	6%	9%J

 A For the period March 8, 2017 (commencement of operations) to July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended July 31, 2019

1. Organization.

Fidelity Flex Intrinsic Opportunities Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,803,774
Gross unrealized depreciation	(1,896,487)
Net unrealized appreciation (depreciation)	$(92,713)
Tax Cost	$16,622,970

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$170,024
Undistributed long-term capital gain	$142,778
Net unrealized appreciation (depreciation) on securities and other investments	$(92,817)

The Fund intends to elect to defer to its next fiscal year $79,773 of capital losses recognized during the period November 1, 2018 to July 31, 2019.

The tax character of distributions paid was as follows:

	July 31, 2019	July 31, 2018
Ordinary Income	$742,159	$ 226,637
Long-term Capital Gains	20,496	–
Total	$762,655	$ 226,637

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,804,819 and $15,203,621, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $283 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $67 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 36% of the total outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and Shareholders of Fidelity Flex Intrinsic Opportunities Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Flex Intrinsic Opportunities Fund (the "Fund"), a fund of Fidelity Puritan Trust, including the schedule of investments, as of July 31, 2019, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and for the period from March 8, 2017 (commencement of operations) to July 31, 2017, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from March 8, 2017 (commencement of operations) to July 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

September 17, 2019

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 298 funds. Mr. Chiel oversees 170 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants).

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee [Include if document contains trusts for which the individual serves as Trustee and trusts for which he/she does not serve as Trustee: of Name(s) of Trust(s)]

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Chair (2018-present) and Member (2013-present) of the Board of Governors, State University System of Florida and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present) and as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), a Director of Fortune Brands, Inc. (consumer products, 2000-2011), and a member of the Board of Trustees of the University of Florida (2013-2018).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Member of the Advisory Board [Include if document contains trusts for which the individual serves as Advisory Board Member and trusts for which he/she does not serve as Advisory Board Member:of Name(s) of Trust(s)]

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a Director of Andeavor Logistics LP (natural resources logistics, 2015-2018), a Director of Post Oak Bank (privately-held bank, 2004-2018), a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), an Advisory Director of Riverstone Holdings (private investment), a Director of Spinnaker Exploration Company (exploration and production, 2001-2005) and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Executive Vice President of Fidelity SelectCo, LLC (2019-present), Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Executive Vice President of Fidelity SelectCo, LLC (2019-present), Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2019 to July 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Expenses Paid During Period-B February 1, 2019 to July 31, 2019
Actual	- %C	$1,000.00	$985.10	$-D
Hypothetical-E		$1,000.00	$1,024.79	$-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Flex Intrinsic Opportunities Fund voted to pay on September 16, 2019, to shareholders of record at the opening of business on September 13, 2019, a distribution of $0.111 per share derived from capital gains realized from sales of portfolio securities and a dividend of $0.132 per share from net investment income.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2019, $276,838, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 32% and 40% of the dividends distributed in September and December, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The fund designates 68% and 81% of the dividends distributed in September and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

ZTO-ANN-0919
1.9881591.102

Fidelity® Low-Priced Stock K6 Fund Annual Report July 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2019	Past 1 year	Life of fundA
Fidelity® Low-Priced Stock K6 Fund	(0.73)%	6.66%

 A From May 26, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Low-Priced Stock K6 Fund on May 26, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period.

Period Ending Values
$11,510	Fidelity® Low-Priced Stock K6 Fund
$11,728	Russell 2000® Index

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index gained 7.99% for the 12 months ending July 31, 2019, beginning the new year on a high note after enduring a historically volatile final quarter of 2018. Upbeat company earnings/outlooks and signs the Federal Reserve may pause on rates boosted stocks to an all-time high on April 30. In May, however, volatility spiked and stocks returned -6.35% for the month amid the Fed’s decision to hold interest rates steady and signal that it had little appetite to adjust them any time soon, as well as retaliatory tariffs imposed on the U.S. by China. The downtrend was similar to late 2018, when many investors fled from risk assets on elevated concerns about future economic growth, global trade and tighter monetary policy. The bull market roared back in June, with the S&P 500® rising 7.05%, and recorded a series of all-time highs in a productive July (+1.44%). For the full 12 months, growth stocks outpaced value, while large-caps handily bested small-caps. By sector, information technology (+19%) led the way, boosted by continued strength in software & services (+26%), the market’s largest industry segment. Three defensive groups also stood out – real estate (+18%), utilities (+17%) and consumer staples (+15%) – followed by consumer discretionary (+10%) and communication services (+8%). In contrast, energy (-16%) was by far the weakest sector. Other notable laggards included materials (0%), financials (+3%), industrials (+4%) and health care (+4%).

Comments from Lead Portfolio Manager Joel Tillinghast:  For the fiscal year, the fund returned -0.73%, ahead of the -4.42% result of the benchmark Russell 2000® Index. Versus the benchmark, favorable stock selection was the primary contributor the past 12 months, whereas industry positioning detracted. Our picks in the consumer discretionary and health care sectors contributed most. The fund’s cash position – 9% of assets, on average – also added value in a declining small-cap equity market. Conversely, choices in information technology and positioning in utilities detracted. In addition, the fund's foreign holdings detracted overall, hampered in part by foreign exchange. The top-3 contributors the past year were non-benchmark stakes in auto-parts retailer AutoZone (+59%), apparel retailer Ross Stores (+23%) and insurance firm Aetna (+13%), the latter of which was bought out by CVS Health during the period. AutoZone and Ross Stores were among the fund's largest holdings. Conversely, an untimely overweighting in oil & gas exploration & production company Southwestern Energy, established this period, was the largest detractor. Our holdings returned about -58% due to the company's operational challenges. Not owning index constituent Array BioPharma was the fund’s second-largest relative detractor, as shares of the company gained 212% but we missed out. An overweighting in oil & gas drilling company Unit returned -74% and also hurt.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2019

% of fund's net assets
UnitedHealth Group, Inc.	6.2
Ross Stores, Inc.	3.7
Best Buy Co., Inc.	3.2
Seagate Technology LLC	2.9
AutoZone, Inc.	2.7
Metro, Inc. Class A (sub. vtg.)	2.6
Next PLC	2.5
MetLife, Inc.	2.3
Barratt Developments PLC	1.9
ANSYS, Inc.	1.9
29.9

Top Five Market Sectors as of July 31, 2019

% of fund's net assets
Consumer Discretionary	23.0
Information Technology	14.8
Financials	13.2
Health Care	12.3
Consumer Staples	9.1

Asset Allocation (% of fund's net assets)

As of July 31, 2019 *
Stocks	91.5%
Short-Term Investments and Net Other Assets (Liabilities)	8.5%

 * Foreign investments - 39.9%

Schedule of Investments July 31, 2019

Showing Percentage of Net Assets

Common Stocks - 91.4%
	Shares	Value
COMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.0%
AT&T, Inc.	2,429	$82,707
Iridium Communications, Inc. (a)	18,619	473,667
		556,374
Entertainment - 0.2%
Cinemark Holdings, Inc.	7,682	306,665
Viacom, Inc. Class B (non-vtg.)	84,208	2,555,713
		2,862,378
Interactive Media & Services - 0.5%
Cars.com, Inc. (a)	32,183	611,477
Yahoo! Japan Corp.	3,197,500	9,365,255
		9,976,732
Media - 1.1%
Comcast Corp. Class A	170,942	7,379,566
Corus Entertainment, Inc. Class B (non-vtg.)	38,304	147,144
Discovery Communications, Inc.:
Class A (a)(b)	151,253	4,584,478
Class C (non-vtg.) (a)	32,641	921,782
Gannett Co., Inc.	33,365	341,991
Hyundai HCN	153,655	461,984
Intage Holdings, Inc.	216,100	1,837,416
MSG Network, Inc. Class A (a)	18,900	358,911
Nexstar Broadcasting Group, Inc. Class A	5,453	554,952
Pico Far East Holdings Ltd.	1,128,000	345,224
Proto Corp.	26,600	278,494
RKB Mainichi Broadcasting Corp.	2,700	148,911
Saga Communications, Inc. Class A	25,793	805,257
Sky Network Television Ltd.	382,085	318,003
STW Group Ltd.	267,898	118,574
Tegna, Inc.	68,889	1,046,424
The New York Times Co. Class A	14,914	532,132
TOW Co. Ltd.	119,600	859,704
TVA Group, Inc. Class B (non-vtg.) (a)	183,826	250,710
WOWOW INC.	11,900	287,683
		21,579,340

TOTAL COMMUNICATION SERVICES		34,974,824

CONSUMER DISCRETIONARY - 23.0%
Auto Components - 1.2%
Adient PLC	8,869	210,639
ASTI Corp.	11,700	191,756
DaikyoNishikawa Corp.	17,400	144,267
ElringKlinger AG (a)(b)	45,611	260,031
G-Tekt Corp.	10,200	149,545
Gentex Corp.	171,092	4,691,343
GUD Holdings Ltd.	21,166	137,115
Hi-Lex Corp.	89,300	1,452,079
Lear Corp.	47,757	6,054,632
Linamar Corp.	12,556	425,256
Murakami Corp.	53,800	1,171,049
Nippon Seiki Co. Ltd.	172,500	3,031,712
Piolax, Inc.	130,300	2,348,730
S&T Holdings Co. Ltd.	53,202	678,974
Samsung Climate Control Co. Ltd.	28,201	231,134
SJM Co. Ltd.	50	130
Strattec Security Corp.	24,074	500,498
Sungwoo Hitech Co. Ltd.	149,030	473,817
TBK Co. Ltd.	48,400	177,513
Yachiyo Industry Co. Ltd.	58,600	342,583
Yutaka Giken Co. Ltd.	64,500	1,025,692
		23,698,495
Automobiles - 0.0%
Isuzu Motors Ltd.	11,700	129,466
Kabe Husvagnar AB (B Shares)	18,065	298,240
Thor Industries, Inc.	296	17,642
		445,348
Distributors - 0.1%
Arata Corp.	5,900	191,713
Central Automotive Products Ltd.	3,900	71,483
Nakayamafuku Co. Ltd.	41,900	203,742
PALTAC Corp.	2,900	142,881
SPK Corp.	16,600	399,016
Uni-Select, Inc.	85,615	778,436
		1,787,271
Diversified Consumer Services - 0.1%
Clip Corp.	14,300	102,002
Collectors Universe, Inc.	5,122	121,443
Cross-Harbour Holdings Ltd.	149,000	212,932
Estacio Participacoes SA	24,500	220,197
Shingakukai Holdings Co. Ltd.	3,000	15,829
Step Co. Ltd.	56,200	790,902
		1,463,305
Hotels, Restaurants & Leisure - 0.3%
Ark Restaurants Corp.	6,475	124,773
Flanigans Enterprises, Inc.	5,821	131,147
Hiday Hidaka Corp.	100,192	1,946,924
Ibersol SGPS SA	59,637	540,029
Koshidaka Holdings Co. Ltd.	17,900	255,362
Kura Sushi, Inc.	600	24,708
Sportscene Group, Inc. Class A	34,650	144,397
Texas Roadhouse, Inc. Class A	7,084	391,249
The Monogatari Corp.	3,300	281,496
The Restaurant Group PLC	1,022,086	1,894,269
Wyndham Destinations, Inc.	6,800	320,008
		6,054,362
Household Durables - 4.0%
Abbey PLC	99,047	1,535,030
Barratt Developments PLC	4,680,373	36,723,504
Bellway PLC	255,807	9,239,281
D.R. Horton, Inc.	181,949	8,356,918
Dorel Industries, Inc. Class B (sub. vtg.)	108,302	765,614
Emak SpA	286,745	312,665
First Juken Co. Ltd.	73,400	848,091
Flexsteel Industries, Inc.	1,678	30,825
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	72,000	572,611
Hamilton Beach Brands Holding Co.:
Class A	11,336	186,024
Class B (a)	3,511	57,616
Helen of Troy Ltd. (a)	75,131	11,140,425
Henry Boot PLC	192,734	578,928
Iida Group Holdings Co. Ltd.	7,000	115,433
Lennar Corp. Class A	3,936	187,236
M.D.C. Holdings, Inc.	6,212	224,502
M/I Homes, Inc. (a)	19,549	691,448
Meritage Homes Corp. (a)	32,457	2,038,624
Mohawk Industries, Inc. (a)	661	82,420
PulteGroup, Inc.	5,574	175,637
Q.E.P. Co., Inc. (a)	1,616	37,976
Sanei Architecture Planning Co. Ltd.	63,200	884,765
Taylor Morrison Home Corp. (a)	18,577	418,354
Token Corp.	40,700	2,341,962
Toll Brothers, Inc.	6,639	238,805
		77,784,694
Internet & Direct Marketing Retail - 0.2%
Aucnet, Inc.	11,000	125,379
Belluna Co. Ltd.	431,900	2,810,784
Moneysupermarket.com Group PLC	27,736	124,429
		3,060,592
Leisure Products - 0.1%
Brunswick Corp.	6,101	299,925
Mars Group Holdings Corp.	30,400	570,052
Miroku Corp.	9,200	151,290
		1,021,267
Multiline Retail - 2.7%
Big Lots, Inc.	91,156	2,333,594
Lifestyle China Group Ltd. (a)	1,193,000	380,075
Lifestyle International Holdings Ltd.	1,445,500	1,975,176
Next PLC	636,170	46,913,914
Watts Co. Ltd.	10,900	70,436
		51,673,195
Specialty Retail - 12.9%
Aaron's, Inc. Class A	2,757	173,829
AT-Group Co. Ltd.	71,600	1,270,227
AutoNation, Inc. (a)	12,163	592,095
AutoZone, Inc. (a)	46,168	51,848,511
Bed Bath & Beyond, Inc. (b)	759,910	7,378,726
Best Buy Co., Inc.	808,942	61,908,331
BMTC Group, Inc.	211,523	1,734,110
Bonia Corp. Bhd (a)	200	14
Buffalo Co. Ltd.	5,000	63,747
Burlington Stores, Inc. (a)	2,477	447,718
Cash Converters International Ltd. (a)	1,442,490	127,469
Delek Automotive Systems Ltd.	48,255	205,721
Dick's Sporting Goods, Inc.	5,412	201,164
Dunelm Group PLC	1,610	18,101
GameStop Corp. Class A (b)	216,651	870,937
Genesco, Inc. (a)	16,277	640,988
GNC Holdings, Inc. Class A (a)(b)	58,485	121,649
Goldlion Holdings Ltd.	1,433,000	544,434
Guess?, Inc.	285,305	4,807,389
Hour Glass Ltd.	1,076,300	657,897
IA Group Corp.	6,100	202,978
JB Hi-Fi Ltd. (b)	16,689	342,344
John David Group PLC	516,640	4,082,602
Jumbo SA	525,357	10,264,714
K's Holdings Corp.	313,100	2,866,510
Ku Holdings Co. Ltd.	58,800	470,227
Leon's Furniture Ltd.	16,026	186,998
Mr. Bricolage SA	45,161	172,477
Murphy U.S.A., Inc. (a)	5,224	461,593
Nafco Co. Ltd.	101,600	1,321,482
Ross Stores, Inc.	664,560	70,463,297
Sally Beauty Holdings, Inc. (a)	204,719	2,812,839
Second Chance Properties Ltd. warrants 1/23/20 (a)(c)	100	0
The Buckle, Inc.	237,405	4,831,192
The Children's Place Retail Stores, Inc. (b)	2,311	225,715
Urban Outfitters, Inc. (a)	212,027	5,048,363
USS Co. Ltd.	323,800	6,449,808
Vitamin Shoppe, Inc. (a)(b)	57,064	252,223
Williams-Sonoma, Inc. (b)	46,345	3,090,285
		247,158,704
Textiles, Apparel & Luxury Goods - 1.4%
Best Pacific International Holdings Ltd.	326,000	109,287
Capri Holdings Ltd. (a)	6,279	223,470
CRG, Inc. BHD (c)	200	4
Deckers Outdoor Corp. (a)	2,411	376,791
Embry Holdings Ltd.	112,000	27,149
Ff Group (a)(c)	259,528	344,757
Fossil Group, Inc. (a)	228,981	2,527,950
Gildan Activewear, Inc.	443,376	17,462,255
Handsome Co. Ltd.	87,000	2,715,000
JLM Couture, Inc. (a)(c)	8,421	60,631
Kontoor Brands, Inc.	3,150	92,390
McRae Industries, Inc.	1,515	39,920
Steven Madden Ltd.	13,255	457,430
Sun Hing Vision Group Holdings Ltd.	1,040,000	383,023
Tapestry, Inc.	16,260	502,922
Ted Baker PLC	6,273	69,420
Texwinca Holdings Ltd.	3,198,000	945,695
Victory City International Holdings Ltd.	956,861	59,735
Youngone Corp.	25,454	718,614
Youngone Holdings Co. Ltd.	19	840
Yue Yuen Industrial (Holdings) Ltd.	167,500	469,324
		27,586,607

TOTAL CONSUMER DISCRETIONARY		441,733,840

CONSUMER STAPLES - 9.1%
Beverages - 1.9%
A.G. Barr PLC	174,218	1,453,404
Baron de Ley SA (a)	7,310	853,724
Britvic PLC	415,467	4,633,137
C&C Group PLC	36,047	162,808
Jinro Distillers Co. Ltd.	2,262	56,020
Monster Beverage Corp. (a)	438,578	28,275,124
Olvi PLC (A Shares)	6,542	254,556
Spritzer Bhd	288,800	156,525
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	168,255	356,919
		36,202,217
Food & Staples Retailing - 5.5%
Amsterdam Commodities NV	9,338	197,853
Aoki Super Co. Ltd.	7,000	169,225
Belc Co. Ltd.	107,800	5,013,953
Casey's General Stores, Inc.	1,407	227,807
Cosmos Pharmaceutical Corp.	63,000	11,680,393
Create SD Holdings Co. Ltd.	281,200	6,343,090
Daikokutenbussan Co. Ltd.	29,535	889,118
Dong Suh Companies, Inc.	63,125	945,446
Genky DrugStores Co. Ltd.	47,900	935,633
Halows Co. Ltd.	85,500	1,776,174
Kirindo Holdings Co. Ltd.	8,800	144,065
Kroger Co.	3,117	65,956
Kusuri No Aoki Holdings Co. Ltd.	33,400	2,225,848
Majestic Wine PLC (b)	60,464	188,237
McColl's Retail Group PLC	96,103	80,290
Metro, Inc. Class A (sub. vtg.)	1,292,237	50,541,956
North West Co., Inc.	6,851	156,818
Performance Food Group Co. (a)	10,523	461,434
Qol Holdings Co. Ltd.	121,100	1,830,025
Sundrug Co. Ltd.	198,400	5,516,684
Thai President Foods PCL	33,380	198,448
Total Produce PLC	583,105	903,696
United Natural Foods, Inc. (a)	39,283	387,330
Valor Holdings Co. Ltd.	16,600	344,543
Walgreens Boots Alliance, Inc.	221,728	12,081,959
Walmart, Inc.	2,047	225,948
Yaoko Co. Ltd.	55,600	2,560,493
		106,092,422
Food Products - 1.5%
Carr's Group PLC	116,974	212,667
Cranswick PLC	29,548	956,545
Dean Foods Co. (b)	11,843	17,172
Devro PLC	57,374	143,034
Food Empire Holdings Ltd.	2,551,900	959,920
Fresh Del Monte Produce, Inc.	272,929	8,277,937
Hilton Food Group PLC	34,527	393,010
Inghams Group Ltd.	65,397	181,198
Ingredion, Inc.	29,735	2,298,218
Japan Meat Co. Ltd.	7,900	131,364
Kaveri Seed Co. Ltd.	4,501	29,103
Lassonde Industries, Inc. Class A (sub. vtg.)	998	139,892
Mitsui Sugar Co. Ltd.	22,900	490,038
Nam Yang Dairy Products	631	284,508
Origin Enterprises PLC	487,754	2,670,021
Pacific Andes International Holdings Ltd. (a)(c)	3,104,000	28,946
Pickles Corp.	6,600	141,112
Rocky Mountain Chocolate Factory, Inc.	27,402	246,618
S Foods, Inc.	25,700	793,749
Seaboard Corp.	2,496	10,187,773
Select Harvests Ltd.	79,650	404,977
		28,987,802
Personal Products - 0.1%
Grape King Bio Ltd.	89,000	550,705
Hengan International Group Co. Ltd.	31,500	238,254
Natural Alternatives International, Inc. (a)	7,937	80,084
Sarantis SA	209,777	2,013,375
		2,882,418
Tobacco - 0.1%
Karelia Tobacco Co., Inc.	85	25,594
Scandinavian Tobacco Group A/S (d)	111,106	1,171,045
Universal Corp.	2,000	119,000
		1,315,639

TOTAL CONSUMER STAPLES		175,480,498

ENERGY - 4.7%
Energy Equipment & Services - 0.7%
AKITA Drilling Ltd. Class A (non-vtg.)	87,602	164,611
Carbo Ceramics, Inc. (a)	63,419	81,176
Cathedral Energy Services Ltd. (a)(b)	69,678	19,270
Diamond Offshore Drilling, Inc. (a)(b)	302,689	2,736,309
Dril-Quip, Inc. (a)	10,854	571,137
Ensco PLC Class A (b)	202,908	1,661,817
Fugro NV (Certificaten Van Aandelen) (a)(b)	10,631	87,111
Geospace Technologies Corp. (a)	56,347	879,577
Gulf Island Fabrication, Inc. (a)	3,422	24,502
John Wood Group PLC	52,730	340,504
KLX Energy Services Holdings, Inc. (a)	49	770
Liberty Oilfield Services, Inc. Class A	108,879	1,540,638
Oceaneering International, Inc. (a)	25,636	396,076
Oil States International, Inc. (a)	150,655	2,247,773
PHX Energy Services Corp. (a)	84,536	162,692
Raiznext Corp.	76,900	822,793
Tidewater, Inc. warrants 11/14/24 (a)	2,316	2,339
Total Energy Services, Inc.	108,714	573,306
Transocean Ltd. (United States) (a)(b)	231,398	1,406,900
		13,719,301
Oil, Gas & Consumable Fuels - 4.0%
Adams Resources & Energy, Inc.	7,992	260,779
Beach Energy Ltd.	1,031,283	1,486,588
Berry Petroleum Corp.	51,460	504,308
Bonanza Creek Energy, Inc. (a)	3,054	66,577
China Petroleum & Chemical Corp.:
(H Shares)	156,000	100,154
sponsored ADR (H Shares)	6,296	404,014
CNX Resources Corp. (a)	32,399	266,320
ConocoPhillips Co.	59,986	3,543,973
CONSOL Energy, Inc. (a)	9,113	195,838
Contango Oil & Gas Co. (a)	169,866	225,922
Delek U.S. Holdings, Inc.	3,658	157,587
Denbury Resources, Inc. (a)(b)	436,354	493,080
Encana Corp.	81,003	370,184
Eni SpA	476,069	7,436,816
Fuji Kosan Co. Ltd.	33,300	272,118
Great Eastern Shipping Co. Ltd.	288,552	986,000
Hankook Shell Oil Co. Ltd.	2,800	748,493
Kyungdong Invest Co. Ltd.	4,756	140,815
Marathon Oil Corp.	185,724	2,613,137
Marathon Petroleum Corp.	130,704	7,370,399
Murphy Oil Corp.	702,553	16,889,374
NACCO Industries, Inc. Class A	13,040	693,076
Oil & Natural Gas Corp. Ltd.	2,129,369	4,278,817
QEP Resources, Inc. (a)	116,646	577,398
Reliance Industries Ltd.	9,000	151,521
Southwestern Energy Co. (a)(b)	3,278,472	7,212,638
Star Petroleum Refining PCL	608,000	193,920
Thai Oil PCL (For. Reg.)	32,000	71,390
Total SA sponsored ADR	119,644	6,190,381
Unit Corp. (a)	352,042	2,288,273
Whitecap Resources, Inc.	27,966	89,844
Whiting Petroleum Corp. (a)(b)	295,265	5,220,285
World Fuel Services Corp.	94,624	3,694,121
WPX Energy, Inc. (a)	61,683	643,971
		75,838,111

TOTAL ENERGY		89,557,412

FINANCIALS - 13.2%
Banks - 1.0%
ACNB Corp.	5,906	220,294
Associated Banc-Corp.	10,571	229,074
BancFirst Corp.	4,026	234,877
Bank Ireland Group PLC	733,941	3,249,891
Bank of America Corp.	7,615	233,628
Camden National Corp.	6,977	311,942
Cathay General Bancorp	42,919	1,597,445
Central Pacific Financial Corp.	5,576	164,325
Codorus Valley Bancorp, Inc.	43,343	1,014,226
Cullen/Frost Bankers, Inc.	2,639	250,547
Dah Sing Banking Group Ltd.	105,600	183,627
Dimeco, Inc.	1,992	86,652
East West Bancorp, Inc.	38,633	1,854,770
First Bancorp, Puerto Rico	128,822	1,386,125
First Citizens Bancshares, Inc.	538	251,257
First Hawaiian, Inc.	34,771	930,472
Hanmi Financial Corp.	32,462	697,608
Hope Bancorp, Inc.	79,965	1,179,484
Huntington Bancshares, Inc.	5,153	73,430
KeyCorp	5,904	108,456
LCNB Corp.	2,316	41,711
Meridian Bank/Malvern, PA (a)	9,237	157,491
NIBC Holding NV (d)	16,123	143,499
OFG Bancorp	26,347	596,233
Peoples Bancorp, Inc.	2,846	92,239
PNC Financial Services Group, Inc.	1,654	236,357
Popular, Inc.	2,111	121,509
Signature Bank	856	109,106
SpareBank 1 SR-Bank ASA (primary capital certificate)	80,610	869,647
Sparebanken More (primary capital certificate)	13,648	483,862
Sparebanken Nord-Norge	151,313	1,112,194
Umpqua Holdings Corp.	5,162	90,129
United Community Bank, Inc.	6,518	187,067
Van Lanschot NV (Bearer)	65,127	1,338,094
Wells Fargo & Co.	2,884	139,614
		19,976,882
Capital Markets - 1.0%
AllianceBernstein Holding LP	44,164	1,332,428
Ameriprise Financial, Inc.	823	119,755
Ares Capital Corp.	12,869	238,977
Banca Generali SpA	8,514	248,443
GAMCO Investors, Inc. Class A	8,168	165,810
Hamilton Lane, Inc. Class A	4,215	247,421
Lazard Ltd. Class A	134,950	5,223,915
State Street Corp.	158,851	9,227,655
Tullett Prebon PLC	45,962	175,341
Waddell & Reed Financial, Inc. Class A (b)	160,372	2,806,510
		19,786,255
Consumer Finance - 2.8%
Aeon Credit Service (Asia) Co. Ltd.	832,000	715,606
American Express Co.	1,553	193,147
Discover Financial Services	83,791	7,519,404
H&T Group PLC	32,052	126,485
Navient Corp.	87,116	1,232,691
Nicholas Financial, Inc. (a)	22,167	185,759
Santander Consumer U.S.A. Holdings, Inc.	657,233	17,686,140
Synchrony Financial	705,454	25,311,690
		52,970,922
Diversified Financial Services - 0.4%
AXA Equitable Holdings, Inc.	229,149	5,151,270
Far East Horizon Ltd.	98,000	91,150
Ricoh Leasing Co. Ltd.	50,000	1,541,962
		6,784,382
Insurance - 7.0%
AEGON NV	2,827,445	13,933,438
AFLAC, Inc.	36,470	1,919,781
Allstate Corp.	2,423	260,230
Amerisafe, Inc.	2,151	139,944
ASR Nederland NV	36,370	1,370,102
Aub Group Ltd.	13,165	106,980
FBD Holdings PLC	7,627	80,547
First American Financial Corp.	7,940	459,091
FNF Group	2,363	101,325
Great-West Lifeco, Inc.	6,348	139,389
Hartford Financial Services Group, Inc.	3,809	219,513
Hiscox Ltd.	5,731	118,481
Hyundai Fire & Marine Insurance Co. Ltd.	8,197	192,488
Lincoln National Corp.	287,398	18,778,585
MetLife, Inc.	891,059	44,036,136
National Western Life Group, Inc.	8,537	2,296,453
NN Group NV	77,038	2,902,115
Old Republic International Corp.	3,397	77,486
Primerica, Inc.	4,379	537,260
Principal Financial Group, Inc.	4,068	236,107
RenaissanceRe Holdings Ltd.	83,460	15,118,779
The Travelers Companies, Inc.	1,713	251,160
Torchmark Corp.	3,959	361,536
Universal Insurance Holdings, Inc.	2,664	66,094
Unum Group	981,203	31,349,436
		135,052,456
Mortgage Real Estate Investment Trusts - 0.5%
Annaly Capital Management, Inc.	959,219	9,160,541
Redwood Trust, Inc.	26,524	448,786
		9,609,327
Thrifts & Mortgage Finance - 0.5%
ASAX Co. Ltd.	24,300	131,339
Genworth MI Canada, Inc.	234,472	8,653,683
Genworth Mortgage Insurance Ltd.	403,610	933,563
		9,718,585

TOTAL FINANCIALS		253,898,809

HEALTH CARE - 12.3%
Biotechnology - 2.4%
Amgen, Inc.	187,733	35,027,223
Biogen, Inc. (a)	10,584	2,517,087
Celgene Corp. (a)	91,936	8,445,241
Cell Biotech Co. Ltd.	3,100	46,034
Essex Bio-Technology Ltd.	91,900	72,339
Gilead Sciences, Inc.	12,508	819,524
		46,927,448
Health Care Equipment & Supplies - 0.3%
Apex Biotechnology Corp.	60,000	57,450
Arts Optical International Holdings Ltd.	1,313,400	292,303
Boston Scientific Corp. (a)	12,519	531,557
Hoshiiryou Sanki Co. Ltd.	14,800	516,279
Nakanishi, Inc.	33,000	605,460
Prim SA	75,307	925,350
ResMed, Inc.	4,703	605,276
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	44,000	41,948
St.Shine Optical Co. Ltd.	6,000	99,956
Techno Medica Co. Ltd.	1,800	36,169
Utah Medical Products, Inc.	17,198	1,564,846
Vieworks Co. Ltd.	300	6,856
		5,283,450
Health Care Providers & Services - 9.1%
Anthem, Inc.	121,456	35,782,152
CVS Health Corp.	924	51,624
DVx, Inc.	36,600	267,124
Humana, Inc.	573	170,038
Laboratory Corp. of America Holdings (a)	16,444	2,754,699
Medica Sur SA de CV	17,525	19,561
MEDNAX, Inc. (a)	40,777	1,001,891
Patterson Companies, Inc.	5,500	108,900
Premier, Inc. (a)	8,813	341,504
Quest Diagnostics, Inc.	4,750	484,880
Ship Healthcare Holdings, Inc.	3,500	158,287
Tokai Corp.	20,000	395,073
Triple-S Management Corp.	99,095	2,376,298
United Drug PLC (United Kingdom)	126,798	1,233,592
UnitedHealth Group, Inc.	479,377	119,369,658
Universal Health Services, Inc. Class B	56,988	8,597,210
WIN-Partners Co. Ltd.	131,500	1,455,336
		174,567,827
Pharmaceuticals - 0.5%
Bliss Gvs Pharma Ltd. (a)	228,398	488,195
Corteva, Inc.	1,952	57,584
Daewoong Co. Ltd.	21,038	273,301
Daito Pharmaceutical Co. Ltd.	9,400	263,103
Dawnrays Pharmaceutical Holdings Ltd.	2,337,200	440,411
DongKook Pharmaceutical Co. Ltd.	796	44,551
FDC Ltd. (a)	169,511	379,799
Fuji Pharma Co. Ltd.	42,200	567,503
Genomma Lab Internacional SA de CV (a)	306,021	279,134
Jazz Pharmaceuticals PLC (a)	1,250	174,225
Korea United Pharm, Inc.	14,404	245,101
Kyung Dong Pharmaceutical Co. Ltd.	57,704	408,147
Lee's Pharmaceutical Holdings Ltd.	521,000	329,225
Recordati SpA	104,005	4,666,362
Taro Pharmaceutical Industries Ltd.	3,688	297,880
Vivimed Labs Ltd. (a)	17,923	3,867
Whanin Pharmaceutical Co. Ltd.	652	8,962
		8,927,350

TOTAL HEALTH CARE		235,706,075

INDUSTRIALS - 6.8%
Aerospace & Defense - 0.0%
Ultra Electronics Holdings PLC	6,780	161,852
Vectrus, Inc. (a)	5,218	211,016
		372,868
Air Freight & Logistics - 0.0%
Air T Funding warrants 6/7/20 (a)	8,866	532
Air T, Inc.	3,163	55,574
Echo Global Logistics, Inc. (a)	6,420	135,205
United Parcel Service, Inc. Class B	3,877	463,185
		654,496
Airlines - 0.1%
Air New Zealand Ltd.	72,873	129,730
American Airlines Group, Inc.	15,166	462,715
JetBlue Airways Corp. (a)	21,301	409,618
		1,002,063
Building Products - 0.1%
Apogee Enterprises, Inc.	1,201	48,713
Builders FirstSource, Inc. (a)	26,629	457,486
Continental Building Products, Inc. (a)	9,600	235,968
Gibraltar Industries, Inc. (a)	5,055	209,479
Jeld-Wen Holding, Inc. (a)	33,081	724,805
Kondotec, Inc.	107,500	915,020
Owens Corning	2,530	146,740
		2,738,211
Commercial Services & Supplies - 0.4%
Aeon Delight Co. Ltd.	6,000	179,520
AJIS Co. Ltd.	46,900	1,487,315
Asia File Corp. Bhd	252,700	148,402
Calian Technologies Ltd.	36,344	925,811
Civeo Corp. (a)	702,856	1,159,712
Lion Rock Group Ltd.	1,192,000	208,280
Mears Group PLC	51,328	170,407
Mitie Group PLC	858,060	1,721,753
NICE Total Cash Management Co., Ltd.	61,611	422,017
VICOM Ltd.	117,400	609,762
VSE Corp.	47,700	1,429,092
		8,462,071
Construction & Engineering - 1.2%
AECOM (a)	337,692	12,140,027
Arcadis NV (b)	133,484	2,726,297
Boustead Projs. Pte Ltd.	117,600	84,219
Boustead Singapore Ltd.	248,500	139,054
Daiichi Kensetsu Corp.	90,500	1,474,088
EMCOR Group, Inc.	9,270	782,295
Geumhwa PSC Co. Ltd.	21,639	574,489
Jacobs Engineering Group, Inc.	4,578	377,731
Kyeryong Construction Industrial Co. Ltd.	27,197	581,711
Meisei Industrial Co. Ltd.	72,200	501,730
Mirait Holdings Corp.	26,600	395,369
Nippon Rietec Co. Ltd.	61,400	763,620
Severfield PLC	180,457	147,034
Shinnihon Corp.	102,800	811,703
Toshiba Plant Systems & Services Corp.	10,100	169,803
United Integrated Services Co.	243,200	1,228,967
		22,898,137
Electrical Equipment - 0.5%
Aichi Electric Co. Ltd.	22,300	563,701
Aros Quality Group AB	47,399	940,008
AZZ, Inc.	37,688	1,755,507
Bharat Heavy Electricals Ltd.	157,030	133,766
Chiyoda Integre Co. Ltd.	21,500	412,253
Eaton Corp. PLC	2,921	240,077
Generac Holdings, Inc. (a)	5,634	407,338
Hammond Power Solutions, Inc. Class A	25,721	176,956
I-Sheng Electric Wire & Cable Co. Ltd.	738,000	978,607
Korea Electric Terminal Co. Ltd.	43,576	2,436,547
Regal Beloit Corp.	2,817	224,290
Sensata Technologies, Inc. PLC (a)	10,425	494,458
Servotronics, Inc.	7,441	77,163
TKH Group NV (depositary receipt)	13,110	780,787
		9,621,458
Industrial Conglomerates - 0.9%
DCC PLC (United Kingdom)	143,796	12,174,471
General Electric Co.	97,202	1,015,761
ITT, Inc.	5,601	349,614
Lifco AB	30,305	1,554,577
Mytilineos Holdings SA	53,985	658,571
Reunert Ltd.	111,046	502,240
		16,255,234
Machinery - 1.5%
Aalberts Industries NV	434,538	17,538,484
Allison Transmission Holdings, Inc.	12,424	570,883
ASL Marine Holdings Ltd. (a)	2,952,600	100,385
Cummins, Inc.	2,005	328,820
Daiwa Industries Ltd.	12,100	120,344
Haitian International Holdings Ltd.	623,000	1,258,578
Hurco Companies, Inc.	3,520	120,349
Hyster-Yale Materials Handling Class A	32,927	2,036,206
Ihara Science Corp.	64,200	751,233
Kyowakogyosyo Co. Ltd.	2,700	100,142
Luxfer Holdings PLC sponsored	12,288	243,548
Maruzen Co. Ltd.	83,700	1,615,682
Miller Industries, Inc.	3,512	109,645
Mincon Group PLC	132,354	171,424
Nadex Co. Ltd.	41,900	337,002
Nitchitsu Co. Ltd.	2,900	43,984
Rexnord Corp. (a)	6,840	200,344
Semperit AG Holding (a)	24,834	347,489
SIMPAC, Inc.	80,000	177,780
Takamatsu Machinery Co. Ltd.	21,200	166,225
The Weir Group PLC	6,670	121,427
Tocalo Co. Ltd.	162,200	1,222,576
Trinity Industrial Corp.	52,300	344,212
Welbilt, Inc. (a)	13,120	215,430
		28,242,192
Marine - 0.0%
SITC International Holdings Co. Ltd.	295,000	325,161
Tokyo Kisen Co. Ltd.	43,500	289,094
		614,255
Professional Services - 0.2%
Asiakastieto Group Oyj (d)	5,067	158,179
Kelly Services, Inc. Class A (non-vtg.)	4,622	128,630
McMillan Shakespeare Ltd.	111,405	1,054,839
Nielsen Holdings PLC	51,840	1,200,614
Persol Holdings Co., Ltd.	7,600	185,616
SHL-JAPAN Ltd.	6,700	119,416
Sporton International, Inc.	30,000	199,432
Synergie SA	8,380	267,632
TrueBlue, Inc. (a)	6,304	124,630
		3,438,988
Road & Rail - 0.8%
Alps Logistics Co. Ltd.	149,700	1,030,658
Chilled & Frozen Logistics Holdings Co. Ltd.	62,600	764,158
Daqin Railway Co. Ltd. (A Shares)	1,942,807	2,223,170
Hamakyorex Co. Ltd.	83,200	2,982,627
Higashi Twenty One Co. Ltd.	13,200	55,814
Knight-Swift Transportation Holdings, Inc. Class A	13,100	469,504
Norfolk Southern Corp.	3,251	621,331
Sakai Moving Service Co. Ltd.	70,600	4,218,219
Trancom Co. Ltd.	44,800	2,594,356
		14,959,837
Trading Companies & Distributors - 1.0%
AddTech AB (B Shares)	69,351	1,816,101
AerCap Holdings NV (a)	15,196	828,638
Alconix Corp.	120,754	1,450,735
Chori Co. Ltd.	22,400	351,062
Goodfellow, Inc.	40,382	162,164
HD Supply Holdings, Inc. (a)	35,817	1,450,947
HERIGE	4,030	115,991
Houston Wire & Cable Co. (a)	5,819	27,058
Itochu Corp.	263,100	5,009,617
KS Energy Services Ltd. (a)	691,200	8,500
Lumax International Corp. Ltd.	29,000	81,384
Meiwa Corp.	89,800	312,843
Mitani Shoji Co. Ltd.	47,700	2,358,912
MRC Global, Inc. (a)	38,472	601,702
Otec Corp.	6,500	146,502
Parker Corp.	116,800	531,446
Richelieu Hardware Ltd.	51,570	1,018,271
Senshu Electric Co. Ltd.	46,900	1,167,866
Strongco Corp. (a)	44,417	52,164
Tanaka Co. Ltd.	1,700	9,798
TECHNO ASSOCIE Co. Ltd. (b)	16,800	197,511
Totech Corp.	58,900	1,289,097
		18,988,309
Transportation Infrastructure - 0.1%
Anhui Expressway Co. Ltd. (H Shares)	626,000	380,329
Isewan Terminal Service Co. Ltd.	84,500	610,506
Meiko Transportation Co. Ltd.	54,100	613,157
Qingdao Port International Co. Ltd. (H Shares) (d)	735,000	523,852
Winas Ltd.	1,259,700	37,534
		2,165,378

TOTAL INDUSTRIALS		130,413,497

INFORMATION TECHNOLOGY - 14.8%
Communications Equipment - 0.1%
F5 Networks, Inc. (a)	3,656	536,408
InterDigital, Inc.	8,686	559,639
		1,096,047
Electronic Equipment & Components - 4.3%
A&D Co. Ltd.	39,300	286,468
Amphenol Corp. Class A	3,958	369,361
AVX Corp.	9,900	150,777
Cardtronics PLC (a)	3,408	97,060
CDW Corp.	10,369	1,225,201
CTS Corp.	13,389	422,021
Daido Signal Co. Ltd.	4,100	18,881
Dynapack International Technology Corp.	189,000	289,582
Elec & Eltek International Co. Ltd.	88,700	126,665
Elematec Corp.	154,400	1,454,729
ePlus, Inc. (a)	5,571	422,839
Excel Co. Ltd.	39,100	546,300
Fabrinet (a)	5,415	290,677
Hi-P International Ltd.	779,800	778,145
Hon Hai Precision Industry Co. Ltd. (Foxconn)	10,773,000	26,972,914
IDIS Holdings Co. Ltd.	48,087	464,662
Image Sensing Systems, Inc. (a)	3,358	16,790
Insight Enterprises, Inc. (a)	16,366	900,457
Jabil, Inc.	7,016	216,654
Keysight Technologies, Inc. (a)	42,934	3,843,452
Kingboard Chemical Holdings Ltd.	4,696,500	11,561,878
Kingboard Laminates Holdings Ltd.	244,000	201,210
Muramoto Electronic Thailand PCL (For. Reg.)	80,400	462,846
Nippo Ltd. (a)	45,600	208,321
PAX Global Technology Ltd.	266,000	106,658
Philips Lighting NV (d)	4,187	113,789
Pinnacle Technology Holdings Ltd.	453,054	510,721
Redington India Ltd.	326,661	507,950
ScanSource, Inc. (a)	93,708	3,181,387
Shibaura Electronics Co. Ltd.	32,800	890,927
Sigmatron International, Inc. (a)(b)	10,708	45,295
Simplo Technology Co. Ltd.	372,000	2,887,293
SYNNEX Corp.	178,808	17,619,740
Tomen Devices Corp.	35,200	750,010
Tripod Technology Corp.	84,000	278,901
TTM Technologies, Inc. (a)	43,669	456,778
UKC Holdings Corp.	64,900	983,134
VST Holdings Ltd.	6,201,600	3,391,775
Wayside Technology Group, Inc.	19,301	217,715
Wireless Telecom Group, Inc. (a)	14,009	21,574
		83,291,537
IT Services - 3.9%
ALTEN	38,325	4,755,929
Amdocs Ltd.	378,383	24,212,728
Argo Graphics, Inc.	51,500	1,176,845
CACI International, Inc. Class A (a)	3,491	751,089
Computer Services, Inc.	33,687	1,348,491
CSE Global Ltd.	2,131,400	712,975
Data#3 Ltd.	173,115	299,689
Dimerco Data System Corp.	30,000	36,769
E-Credible Co. Ltd.	7,775	116,334
eClerx Services Ltd.	96,731	832,863
EOH Holdings Ltd. (a)	417,683	515,156
Estore Corp.	9,400	75,172
ExlService Holdings, Inc. (a)	4,944	340,098
Fiserv, Inc. (a)	4,835	509,754
Gabia, Inc.	58,606	411,042
Indra Sistemas SA (a)	816,500	7,023,035
Know IT AB	90,962	1,796,408
Leidos Holdings, Inc.	37,834	3,106,171
Maximus, Inc.	11,000	808,610
Net 1 UEPS Technologies, Inc. (a)	28,444	115,198
NIC, Inc.	18,645	338,220
Nice Information & Telecom, Inc.	4,280	112,005
Presidio, Inc.	19,126	267,764
Science Applications International Corp.	20,043	1,711,071
Societe Pour L'Informatique Industrielle SA	86,804	2,690,577
Softcreate Co. Ltd.	39,500	639,029
The Western Union Co.	913,609	19,185,789
Total System Services, Inc.	6,040	819,749
TravelSky Technology Ltd. (H Shares)	67,300	131,731
WNS Holdings Ltd. sponsored ADR (a)	4,475	282,015
		75,122,306
Semiconductors & Semiconductor Equipment - 0.6%
Amkor Technology, Inc. (a)	11,695	107,945
Axell Corp. (a)	15,900	96,315
Boe Varitronix Ltd.	329,000	107,057
Brooks Automation, Inc.	10,434	404,839
Cabot Microelectronics Corp.	3,375	410,569
Entegris, Inc.	17,233	749,808
Leeno Industrial, Inc.	34,562	1,604,952
Melexis NV (b)	66,480	4,570,148
Miraial Co. Ltd.	8,600	111,383
Nanometrics, Inc. (a)	9,782	306,959
ON Semiconductor Corp. (a)	16,262	349,796
Phison Electronics Corp.	112,000	1,095,226
Powertech Technology, Inc.	591,000	1,611,697
Renesas Electronics Corp. (a)	35,400	211,183
Semtech Corp. (a)	3,116	164,743
Trio-Tech International (a)	12,137	40,538
United Microelectronics Corp.	240,000	106,431
		12,049,589
Software - 2.3%
AdaptIT Holdings Ltd.	164,287	66,098
ANSYS, Inc. (a)	177,206	35,994,083
Aspen Technology, Inc. (a)	4,911	647,614
Ebix, Inc. (b)	94,837	4,365,347
ICT Automatisering NV	32,034	496,463
InfoVine Co. Ltd.	2,756	47,298
KSK Co., Ltd.	27,600	480,000
LivePerson, Inc. (a)	14,094	467,780
Micro Focus International PLC	6,087	128,217
NetGem SA	50,501	58,979
Nucleus Software Exports Ltd.	35,047	148,783
Pegasystems, Inc.	5,238	395,993
Pro-Ship, Inc.	29,400	338,077
RealPage, Inc. (a)	8,138	508,462
Vitec Software Group AB	36,139	486,280
Zensar Technologies Ltd.	210,635	641,780
		45,271,254
Technology Hardware, Storage & Peripherals - 3.6%
Compal Electronics, Inc.	3,985,000	2,431,771
HP, Inc.	402,773	8,474,344
Seagate Technology LLC	1,189,554	55,088,246
Super Micro Computer, Inc. (a)	75,451	1,381,508
TPV Technology Ltd.	4,548,000	1,424,665
		68,800,534

TOTAL INFORMATION TECHNOLOGY		285,631,267

MATERIALS - 3.8%
Chemicals - 2.4%
Axalta Coating Systems Ltd. (a)	29,517	874,589
C. Uyemura & Co. Ltd.	25,000	1,369,611
Chase Corp.	39,387	4,079,705
Core Molding Technologies, Inc. (a)	45,386	301,817
Deepak Fertilisers and Petrochemicals Corp. Ltd.	69,617	86,817
Dow, Inc. (a)	1,952	94,555
DowDuPont, Inc.	1,952	140,856
EcoGreen International Group Ltd.	3,276,000	625,252
FMC Corp.	77,937	6,735,316
Fujikura Kasei Co., Ltd.	142,000	776,634
Fuso Chemical Co. Ltd.	37,800	796,722
Gujarat Narmada Valley Fertilizers Co.	288,542	879,595
Gujarat State Fertilizers & Chemicals Ltd.	1,713,087	1,994,439
Honshu Chemical Industry Co. Ltd.	49,700	540,446
Huntsman Corp.	18,111	372,181
Innospec, Inc.	51,029	4,765,088
JSR Corp.	16,300	271,042
KPC Holdings Corp.	3,573	168,458
Miwon Chemicals Co. Ltd.	3,108	102,326
Miwon Commercial Co. Ltd. (c)	5,067	193,633
Muto Seiko Co. Ltd.	13,700	59,061
Nihon Parkerizing Co. Ltd.	18,700	209,535
Nippon Soda Co. Ltd.	20,700	523,636
SK Kaken Co. Ltd.	3,700	1,683,519
Soken Chemical & Engineer Co. Ltd.	34,900	522,586
T&K Toka Co. Ltd.	88,100	787,952
Thai Carbon Black PCL (For. Reg.)	749,700	1,157,371
Thai Rayon PCL:
(For. Reg.)	142,500	172,246
NVDR	93,900	113,501
The Chemours Co. LLC	15,524	296,043
The Mosaic Co.	205,953	5,187,956
Westlake Chemical Corp.	6,559	443,192
Yara International ASA	216,377	10,177,791
Yip's Chemical Holdings Ltd.	1,682,000	512,528
		47,015,999
Construction Materials - 0.1%
Brampton Brick Ltd. Class A (sub. vtg.) (a)	37,509	183,310
Mitani Sekisan Co. Ltd.	97,400	2,673,374
RHI Magnesita NV	2,690	148,892
		3,005,576
Containers & Packaging - 0.3%
AMVIG Holdings Ltd.	311,000	71,976
Chuoh Pack Industry Co. Ltd.	22,000	242,669
Kohsoku Corp.	91,200	1,048,729
Mayr-Melnhof Karton AG	1,366	172,386
Packaging Corp. of America	393	39,681
Samhwa Crown & Closure Co. Ltd.	2,820	110,481
Silgan Holdings, Inc.	15,970	480,058
The Pack Corp.	102,000	3,094,034
		5,260,014
Metals & Mining - 0.9%
Ausdrill Ltd.	603,209	808,286
Chubu Steel Plate Co. Ltd.	27,100	159,177
Cleveland-Cliffs, Inc. (b)	835,926	8,910,971
Compania de Minas Buenaventura SA sponsored ADR	147,435	2,246,909
Granges AB	16,078	160,593
Hill & Smith Holdings PLC	52,639	722,721
Livent Corp.	72,895	469,444
Nucor Corp.	1,733	94,241
Orvana Minerals Corp. (a)	37,222	10,576
Pacific Metals Co. Ltd.	22,700	430,363
Steel Dynamics, Inc.	3,446	108,583
Tohoku Steel Co. Ltd.	32,800	435,967
Tokyo Tekko Co. Ltd.	39,900	510,899
Universal Stainless & Alloy Products, Inc. (a)	4,774	77,243
Warrior Metropolitan Coal, Inc.	69,514	1,719,776
Webco Industries, Inc. (a)	428	54,784
		16,920,533
Paper & Forest Products - 0.1%
Stella-Jones, Inc.	33,118	1,033,087
Western Forest Products, Inc.	119,517	128,591
		1,161,678

TOTAL MATERIALS		73,363,800

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Colony Capital, Inc.	119,245	673,734
Corrections Corp. of America	89,400	1,517,118
Four Corners Property Trust, Inc.	9,816	264,443
National Health Investors, Inc.	1,713	135,978
NSI NV	461	19,648
NSI NV rights (a)(e)	461	531
Public Storage	491	119,195
Store Capital Corp.	9,377	320,787
Ventas, Inc.	3,337	224,547
VEREIT, Inc.	20,526	187,197
		3,463,178
Real Estate Management & Development - 0.2%
Anabuki Kosan, Inc.	2,200	57,715
Century21 Real Estate Japan Ltd.	6,800	75,507
IMMOFINANZ Immobilien Anlagen AG	6,279	168,072
Jones Lang LaSalle, Inc.	1,356	197,556
LSL Property Services PLC	89,337	221,631
Relo Group, Inc.	91,000	2,426,611
Selvaag Bolig ASA	57,976	304,386
Servcorp Ltd.	51,830	142,687
Sino Land Ltd.	110,206	178,465
Tejon Ranch Co. (a)	28,193	522,416
Wing Tai Holdings Ltd.	105,730	162,111
		4,457,157

TOTAL REAL ESTATE		7,920,335

UTILITIES - 1.5%
Electric Utilities - 1.3%
Exelon Corp.	21,452	966,627
PG&E Corp. (a)	292,787	5,308,228
PPL Corp.	654,885	19,404,243
Vistra Energy Corp.	3,397	72,900
		25,751,998
Gas Utilities - 0.1%
Busan City Gas Co. Ltd.	3,130	96,076
China Resource Gas Group Ltd.	38,000	192,341
Hokuriku Gas Co.	10,000	278,518
K&O Energy Group, Inc.	21,600	292,659
Keiyo Gas Co. Ltd.	7,400	205,083
Star Gas Partners LP	13,037	125,416
		1,190,093
Independent Power and Renewable Electricity Producers - 0.1%
Mega First Corp. Bhd	1,250,800	1,148,154
Mega First Corp. Bhd warrants 4/8/20 (a)	124,502	48,584
		1,196,738
Multi-Utilities - 0.0%
CMS Energy Corp.	16,769	976,291
Water Utilities - 0.0%
Manila Water Co., Inc.	367,200	169,134

TOTAL UTILITIES		29,284,254

TOTAL COMMON STOCKS
(Cost $1,747,900,768)		1,757,964,611

Nonconvertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Nam Yang Dairy Products	277	45,889
INDUSTRIALS - 0.0%
Air Freight & Logistics - 0.0%
Air T Funding 8.00% (a)	1,669	3,989
Industrial Conglomerates - 0.0%
Steel Partners Holdings LP Series A, 6.00%	10,340	225,929

TOTAL INDUSTRIALS		229,918

MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	100,122	1,416,472
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $1,743,188)		1,692,279
	Principal Amount	Value

Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Bristow Group, Inc. 6.25% 10/15/22 (f)	377,405	71,707
Oil, Gas & Consumable Fuels - 0.0%
Centrus Energy Corp. 8.25% 2/28/27 (d)	261,728	202,185
TOTAL NONCONVERTIBLE BONDS
(Cost $327,040)		273,892
	Shares	Value

Money Market Funds - 10.6%
Fidelity Cash Central Fund 2.43% (g)	159,750,063	159,782,013
Fidelity Securities Lending Cash Central Fund 2.43% (g)(h)	43,432,593	43,436,936
TOTAL MONEY MARKET FUNDS
(Cost $203,218,512)		203,218,949
TOTAL INVESTMENT IN SECURITIES - 102.1%
(Cost $1,953,189,508)		1,963,149,731
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(39,832,434)
NET ASSETS - 100%		$1,923,317,297

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,312,549 or 0.1% of net assets.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Non-income producing - Security is in default.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,013,963
Fidelity Securities Lending Cash Central Fund	246,111
Total	$4,260,074

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$34,974,824	$24,365,784	$10,609,040	$--
Consumer Discretionary	441,733,840	429,436,193	11,892,255	405,392
Consumer Staples	175,526,387	171,089,529	4,407,912	28,946
Energy	89,557,412	73,962,898	15,594,514	--
Financials	253,898,809	237,741,957	16,156,852	--
Health Care	235,706,075	232,467,630	3,238,445	--
Industrials	130,643,415	111,085,063	19,558,352	--
Information Technology	285,631,267	224,507,528	61,123,739	--
Materials	74,780,272	67,353,000	7,233,639	193,633
Real Estate	7,920,335	7,437,072	483,263	--
Utilities	29,284,254	27,629,965	1,654,289	--
Corporate Bonds	273,892	--	273,892	--
Money Market Funds	203,218,949	203,218,949	--	--
Total Investments in Securities:	$1,963,149,731	$1,810,295,568	$152,226,192	$627,971

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	60.1%
Japan	9.0%
United Kingdom	6.0%
Canada	4.6%
Ireland	4.2%
Netherlands	2.3%
Taiwan	2.1%
Bermuda	2.0%
Cayman Islands	1.4%
Bailiwick of Guernsey	1.3%
Others (Individually Less Than 1%)	7.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2019
Assets
Investment in securities, at value (including securities loaned of $41,872,580) — See accompanying schedule: Unaffiliated issuers (cost $1,749,970,996)	$1,759,930,782
Fidelity Central Funds (cost $203,218,512)	203,218,949
Total Investment in Securities (cost $1,953,189,508)		$1,963,149,731
Cash		4,841
Foreign currency held at value (cost $454,521)		447,871
Receivable for investments sold		2,579,974
Receivable for fund shares sold		821,863
Dividends receivable		3,269,759
Interest receivable		22,251
Distributions receivable from Fidelity Central Funds		348,443
Other receivables		67,447
Total assets		1,970,712,180
Liabilities
Payable for investments purchased
Regular delivery	$376,260
Delayed delivery	479
Payable for fund shares redeemed	2,759,137
Accrued management fee	821,303
Other payables and accrued expenses	4
Collateral on securities loaned	43,437,700
Total liabilities		47,394,883
Net Assets		$1,923,317,297
Net Assets consist of:
Paid in capital		$1,881,515,031
Total distributable earnings (loss)		41,802,266
Net Assets, for 171,864,661 shares outstanding		$1,923,317,297
Net Asset Value, offering price and redemption price per share ($1,923,317,297 ÷ 171,864,661 shares)		$11.19

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2019
Investment Income
Dividends		$42,022,122
Interest		34,451
Income from Fidelity Central Funds (including $246,111 from security lending)		4,260,074
Total income		46,316,647
Expenses
Management fee	$9,857,995
Independent trustees' fees and expenses	10,929
Commitment fees	5,318
Total expenses before reductions	9,874,242
Expense reductions	(45,420)
Total expenses after reductions		9,828,822
Net investment income (loss)		36,487,825
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $35,403)	33,878,503
Fidelity Central Funds	(1,667)
Foreign currency transactions	(56,154)
Total net realized gain (loss)		33,820,682
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(85,487,024)
Fidelity Central Funds	436
Assets and liabilities in foreign currencies	(33,906)
Total change in net unrealized appreciation (depreciation)		(85,520,494)
Net gain (loss)		(51,699,812)
Net increase (decrease) in net assets resulting from operations		$(15,211,987)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2019	Year ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$36,487,825	$20,390,731
Net realized gain (loss)	33,820,682	857,583
Change in net unrealized appreciation (depreciation)	(85,520,494)	94,329,193
Net increase (decrease) in net assets resulting from operations	(15,211,987)	115,577,507
Distributions to shareholders	(42,521,469)	–
Distributions to shareholders from net investment income	–	(4,957,186)
Distributions to shareholders from net realized gain	–	(908,817)
Total distributions	(42,521,469)	(5,866,003)
Share transactions
Proceeds from sales of shares	479,262,838	1,772,742,021
Reinvestment of distributions	42,521,469	5,866,003
Cost of shares redeemed	(633,492,375)	(255,030,778)
Net increase (decrease) in net assets resulting from share transactions	(111,708,068)	1,523,577,246
Total increase (decrease) in net assets	(169,441,524)	1,633,288,750
Net Assets
Beginning of period	2,092,758,821	459,470,071
End of period	$1,923,317,297	$2,092,758,821
Other Information
Undistributed net investment income end of period		$15,458,700
Shares
Sold	44,077,943	158,977,052
Issued in reinvestment of distributions	3,927,749	531,341
Redeemed	(57,839,109)	(22,708,193)
Net increase (decrease)	(9,833,417)	136,800,200

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Low-Priced Stock K6 Fund

Years ended July 31,	2019	2018	2017A
Selected Per–Share Data
Net asset value, beginning of period	$11.52	$10.23	$10.00
Income from Investment Operations
Net investment income (loss)B	.20	.17	–C
Net realized and unrealized gain (loss)	(.29)	1.19	.23
Total from investment operations	(.09)	1.36	.23
Distributions from net investment income	(.17)	(.06)	–
Distributions from net realized gain	(.06)	(.01)	–
Total distributions	(.24)D	(.07)	–
Net asset value, end of period	$11.19	$11.52	$10.23
Total ReturnE,F	(.73)%	13.33%	2.30%
Ratios to Average Net AssetsG,H
Expenses before reductions	.50%	.50%	.50%I
Expenses net of fee waivers, if any	.50%	.50%	.50%I
Expenses net of all reductions	.50%	.50%	.50%I
Net investment income (loss)	1.85%	1.54%	(.14)%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,923,317	$2,092,759	$459,470
Portfolio turnover rateJ	20%K	23%K	3%K,L

 A For the period May 26, 2017 (commencement of operations) to July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.24 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.063 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended July 31, 2019

1. Organization.

Fidelity Low-Priced Stock K6 Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, equity-debt classifications, redemptions in kind, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$211,070,115
Gross unrealized depreciation	(202,904,286)
Net unrealized appreciation (depreciation)	$8,165,829
Tax Cost	$1,954,983,902

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$23,266,618
Undistributed long-term capital gain	$10,412,918
Net unrealized appreciation (depreciation) on securities and other investments	$8,122,776

The tax character of distributions paid was as follows:

	July 31, 2019	July 31, 2018
Ordinary Income	$36,433,800	$ 5,783,383
Long-term Capital Gains	6,087,669	82,620
Total	$42,521,469	$ 5,866,003

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $364,515,495 and $534,914,436, respectively.

Unaffiliated Redemptions In-Kind. During the period, 5,184,986 shares of the Fund were redeemed in-kind for investments, including accrued interest, and cash with a value of $57,916,297. The net realized gain of $11,385,447 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

Unaffiliated Exchanges In-Kind. During the period, the Fund received investments, including accrued interest, and cash valued at $188,761,186 in exchange for 17,660,676 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

Prior Fiscal Year Unaffiliated Exchanges In-Kind. During the prior period, the Fund received investments, including accrued interest and cash valued at $1,195,778,687 in exchange for 107,583,509 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .50% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $9,889 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,318 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to NFS, as affiliated borrower, at period end was $88,192. Total fees paid by the Fund to NFS, as lending agent, amounted to $409. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $2,155 from securities loaned to NFS, as affiliated borrower.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $42,245 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $3,175.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Puritan Trust and Shareholders of Fidelity Low-Priced Stock K6 Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Low-Priced Stock K6 Fund (one of the funds constituting Fidelity Puritan Trust, referred to hereafter as the “Fund”) as of July 31, 2019, the related statement of operations for the year ended July 31, 2019, the statement of changes in net assets for each of the two years in the period ended July 31, 2019, including the related notes, and the financial highlights for each of the two years in the period ended July 31, 2019 and for the period May 26, 2017 (commencement of operations) through July 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2019 and the financial highlights for each of the two years in the period ended July 31, 2019 and for the period May 26, 2017 (commencement of operations) through July 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 13, 2019

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 298 funds. Mr. Chiel oversees 170 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Chair (2018-present) and Member (2013-present) of the Board of Governors, State University System of Florida and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present) and as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), a Director of Fortune Brands, Inc. (consumer products, 2000-2011), and a member of the Board of Trustees of the University of Florida (2013-2018).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a Director of Andeavor Logistics LP (natural resources logistics, 2015-2018), a Director of Post Oak Bank (privately-held bank, 2004-2018), a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), an Advisory Director of Riverstone Holdings (private investment), a Director of Spinnaker Exploration Company (exploration and production, 2001-2005) and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Executive Vice President of Fidelity SelectCo, LLC (2019-present), Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Executive Vice President of Fidelity SelectCo, LLC (2019-present), Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2019 to July 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Expenses Paid During Period-B February 1, 2019 to July 31, 2019
Actual	.50%	$1,000.00	$1,043.80	$2.53
Hypothetical-C		$1,000.00	$1,022.32	$2.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Low-Priced Stock K6 Fund voted to pay on September 16, 2019, to shareholders of record at the opening of business on September 13, 2019, a distribution of $0.076 per share derived from capital gains realized from sales of portfolio securities and a dividend of $0.121 per share from net investment income.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2019, $16,173,500, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 44% and 41% of the dividends distributed in September and December, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The fund designates 92% and 84% of the dividends distributed in September and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

LPSK6-ANN-0919
1.9883999.102

Fidelity® Value Discovery K6 Fund Annual Report July 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2019	Past 1 year	Life of fundA
Fidelity® Value Discovery K6 Fund	2.98%	6.15%

 A From May 25, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Value Discovery K6 Fund on May 25, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell 3000® Value Index performed over the same period.

Period Ending Values
$11,393	Fidelity® Value Discovery K6 Fund
$11,755	Russell 3000® Value Index

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index gained 7.99% for the 12 months ending July 31, 2019, beginning the new year on a high note after enduring a historically volatile final quarter of 2018. Upbeat company earnings/outlooks and signs the Federal Reserve may pause on rates boosted stocks to an all-time high on April 30. In May, however, volatility spiked and stocks returned -6.35% for the month amid the Fed’s decision to hold interest rates steady and signal that it had little appetite to adjust them any time soon, as well as retaliatory tariffs imposed on the U.S. by China. The downtrend was similar to late 2018, when many investors fled from risk assets on elevated concerns about future economic growth, global trade and tighter monetary policy. The bull market roared back in June, with the S&P 500® rising 7.05%, and recorded a series of all-time highs in a productive July (+1.44%). For the full 12 months, growth stocks outpaced value, while large-caps handily bested small-caps. By sector, information technology (+19%) led the way, boosted by continued strength in software & services (+26%), the market’s largest industry segment. Three defensive groups also stood out – real estate (+18%), utilities (+17%) and consumer staples (+15%) – followed by consumer discretionary (+10%) and communication services (+8%). In contrast, energy (-16%) was by far the weakest sector. Other notable laggards included materials (0%), financials (+3%), industrials (+4%) and health care (+4%).

Comments from Portfolio Manager Sean Gavin:  For the fiscal year, the fund gained 2.98%, trailing the 4.23% increase in the benchmark Russell 3000® Value Index. The fund's main performance challenge relative to the index was subpar security selection, particularly among health care stocks. Conversely, investment choices in the energy and materials sectors added the most value the past 12 months. The fund's biggest individual detractor was an out-of-benchmark stake in Bayer, a German pharmaceutical and life sciences company whose stock returned -42% in the fund before I fully liquidated the position in May. The firm struggled due to significant legal liabilities from its Monsanto division. Also in health care, a position in diversified health care and drugstore chain CVS Health (-11%) detracted. Other notable detractors included an out-of-index holding in tobacco manufacturer British American Tobacco (-38%) and benchmark component Procter & Gamble (+50%), the latter of which we declined to own because of valuation concerns. On the positive side, chocolate manufacturer Hershey (+57% for the fund) was the portfolio's leading contributor after reporting good financial results during the period. An out-of-benchmark position in pharmaceutical company Shire (+10%) also added value. The company's shares rose following its acquisition by Japanese drug manufacturer Takeda Pharmaceutical, which was completed in January. As a result of this transaction, we acquired shares of Takeda that we subsequently sold in July. Another relative contributor was Disney (+32% for the fund), whose shares gained partly due to investors' apparent optimism about the media company's forthcoming video-streaming network.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2019

% of fund's net assets
Berkshire Hathaway, Inc. Class B	3.8
Wells Fargo & Co.	3.4
Comcast Corp. Class A	3.4
Exxon Mobil Corp.	3.0
U.S. Bancorp	2.8
Chevron Corp.	2.7
PNC Financial Services Group, Inc.	2.4
The Walt Disney Co.	2.2
Cigna Corp.	1.9
Amgen, Inc.	1.8
27.4

Top Five Market Sectors as of July 31, 2019

% of fund's net assets
Financials	28.9
Health Care	16.0
Communication Services	10.6
Energy	10.0
Industrials	8.4

Asset Allocation (% of fund's net assets)

As of July 31, 2019*
Stocks	96.2%
Short-Term Investments and Net Other Assets (Liabilities)	3.8%

 * Foreign investments - 14.6%

Schedule of Investments July 31, 2019

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
COMMUNICATION SERVICES - 10.6%
Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.	19,661	$1,086,663
Entertainment - 3.5%
Activision Blizzard, Inc.	20,400	994,296
Electronic Arts, Inc. (a)	10,900	1,008,250
Lions Gate Entertainment Corp. Class B	45,889	559,387
The Walt Disney Co.	29,106	4,162,449
		6,724,382
Interactive Media & Services - 0.7%
Alphabet, Inc. Class A (a)	1,063	1,294,947
Media - 5.0%
Comcast Corp. Class A	151,197	6,527,174
Fox Corp. Class A	26,328	982,561
Interpublic Group of Companies, Inc.	95,755	2,194,705
		9,704,440
Wireless Telecommunication Services - 0.8%
T-Mobile U.S., Inc. (a)	19,700	1,570,681

TOTAL COMMUNICATION SERVICES		20,381,113

CONSUMER DISCRETIONARY - 3.5%
Auto Components - 0.3%
Lear Corp.	4,900	621,222
Internet & Direct Marketing Retail - 0.7%
eBay, Inc.	30,631	1,261,691
Multiline Retail - 1.3%
Dollar General Corp.	18,400	2,465,968
Textiles, Apparel & Luxury Goods - 1.2%
PVH Corp.	17,325	1,540,539
Tapestry, Inc.	26,900	832,017
		2,372,556

TOTAL CONSUMER DISCRETIONARY		6,721,437

CONSUMER STAPLES - 6.3%
Beverages - 1.9%
C&C Group PLC	285,700	1,290,381
Coca-Cola European Partners PLC	5,800	320,624
PepsiCo, Inc.	16,303	2,083,686
		3,694,691
Food & Staples Retailing - 1.9%
Sysco Corp.	30,606	2,098,653
Walmart, Inc.	13,200	1,457,016
		3,555,669
Food Products - 2.5%
Danone SA	23,400	2,029,551
Seaboard Corp.	174	710,205
The Hershey Co.	6,192	939,574
The J.M. Smucker Co.	10,509	1,168,496
		4,847,826

TOTAL CONSUMER STAPLES		12,098,186

ENERGY - 10.0%
Energy Equipment & Services - 0.9%
Baker Hughes, a GE Co. Class A	65,266	1,657,104
Oil, Gas & Consumable Fuels - 9.1%
Chevron Corp.	42,417	5,221,957
Exxon Mobil Corp.	78,460	5,834,286
FLEX LNG Ltd. (a)	41,612	521,513
GasLog Ltd.	19,754	281,297
GasLog Partners LP	76,896	1,657,109
Golar LNG Partners LP	148,000	1,750,840
Hoegh LNG Partners LP	64,011	1,132,355
Teekay LNG Partners LP	62,016	896,751
Teekay Offshore Partners LP	178,231	206,748
		17,502,856

TOTAL ENERGY		19,159,960

FINANCIALS - 28.9%
Banks - 11.9%
Huntington Bancshares, Inc.	83,800	1,194,150
M&T Bank Corp.	13,600	2,233,800
PNC Financial Services Group, Inc.	31,689	4,528,358
SunTrust Banks, Inc.	42,573	2,835,362
U.S. Bancorp	92,462	5,284,203
Wells Fargo & Co.	136,850	6,624,909
		22,700,782
Capital Markets - 3.0%
Affiliated Managers Group, Inc.	10,700	917,953
Goldman Sachs Group, Inc.	14,008	3,083,581
Invesco Ltd.	26,500	508,535
State Street Corp.	22,181	1,288,494
		5,798,563
Consumer Finance - 2.2%
Capital One Financial Corp.	17,282	1,597,202
Discover Financial Services	29,653	2,661,060
		4,258,262
Diversified Financial Services - 3.8%
Berkshire Hathaway, Inc. Class B (a)	35,375	7,267,086
Insurance - 4.6%
Allstate Corp.	11,745	1,261,413
Chubb Ltd.	15,388	2,351,902
FNF Group	26,937	1,155,059
Prudential PLC	66,282	1,363,701
The Travelers Companies, Inc.	18,441	2,703,819
		8,835,894
Mortgage Real Estate Investment Trusts - 3.2%
AGNC Investment Corp.	156,013	2,674,063
Annaly Capital Management, Inc.	169,708	1,620,711
MFA Financial, Inc.	263,925	1,894,982
		6,189,756
Thrifts & Mortgage Finance - 0.2%
LIC Housing Finance Ltd.	40,800	305,610

TOTAL FINANCIALS		55,355,953

HEALTH CARE - 16.0%
Biotechnology - 4.1%
AbbVie, Inc.	14,700	979,314
Amgen, Inc.	18,975	3,540,356
Celgene Corp. (a)	36,800	3,380,448
		7,900,118
Health Care Providers & Services - 7.9%
Anthem, Inc.	8,233	2,425,524
Centene Corp. (a)	28,400	1,479,356
Cigna Corp.	21,185	3,599,755
CVS Health Corp.	30,319	1,693,923
Humana, Inc.	4,000	1,187,000
UnitedHealth Group, Inc.	13,600	3,386,536
Wellcare Health Plans, Inc. (a)	5,000	1,436,250
		15,208,344
Pharmaceuticals - 4.0%
Allergan PLC	16,426	2,636,373
Bristol-Myers Squibb Co.	25,700	1,141,337
Roche Holding AG (participation certificate)	8,176	2,188,431
Sanofi SA sponsored ADR	39,459	1,645,440
		7,611,581

TOTAL HEALTH CARE		30,720,043

INDUSTRIALS - 8.4%
Aerospace & Defense - 3.3%
General Dynamics Corp.	8,400	1,561,896
Harris Corp.	6,352	1,318,675
United Technologies Corp.	25,393	3,392,505
		6,273,076
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	22,800	1,909,044
Electrical Equipment - 0.5%
Siemens Gamesa Renewable Energy SA	34,300	481,271
Vestas Wind Systems A/S	6,300	518,136
		999,407
Machinery - 1.8%
Deere & Co.	10,129	1,677,869
Ingersoll-Rand PLC	13,400	1,657,044
		3,334,913
Road & Rail - 1.2%
J.B. Hunt Transport Services, Inc.	13,900	1,422,943
Union Pacific Corp.	5,128	922,784
		2,345,727
Trading Companies & Distributors - 0.6%
HD Supply Holdings, Inc. (a)	29,400	1,190,994

TOTAL INDUSTRIALS		16,053,161

INFORMATION TECHNOLOGY - 4.0%
Electronic Equipment & Components - 1.6%
Arrow Electronics, Inc. (a)	7,500	544,575
Avnet, Inc.	11,100	504,162
TE Connectivity Ltd.	22,917	2,117,531
		3,166,268
IT Services - 2.4%
Amdocs Ltd.	25,869	1,655,357
Cognizant Technology Solutions Corp. Class A	29,543	1,924,431
The Western Union Co.	46,487	976,227
		4,556,015

TOTAL INFORMATION TECHNOLOGY		7,722,283

MATERIALS - 1.2%
Chemicals - 0.4%
The Scotts Miracle-Gro Co. Class A	6,503	729,507
Containers & Packaging - 0.8%
Graphic Packaging Holding Co.	100,431	1,492,405

TOTAL MATERIALS		2,221,912

REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Simon Property Group, Inc.	10,600	1,719,320
Real Estate Management & Development - 1.4%
CBRE Group, Inc. (a)	49,438	2,620,708

TOTAL REAL ESTATE		4,340,028

UTILITIES - 5.0%
Electric Utilities - 4.6%
Exelon Corp.	75,189	3,388,016
OGE Energy Corp.	23,700	1,017,915
Southern Co.	50,400	2,832,480
Xcel Energy, Inc.	27,197	1,621,213
		8,859,624
Independent Power and Renewable Electricity Producers - 0.2%
NRG Yield, Inc. Class C	23,700	427,074
Multi-Utilities - 0.2%
WEC Energy Group, Inc.	3,300	282,018

TOTAL UTILITIES		9,568,716

TOTAL COMMON STOCKS
(Cost $173,236,814)		184,342,792

Money Market Funds - 3.6%
Fidelity Cash Central Fund 2.43% (b)
(Cost $6,994,047)	6,992,649	6,994,047
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $180,230,861)		191,336,839
NET OTHER ASSETS (LIABILITIES) - 0.2%		364,242
NET ASSETS - 100%		$191,701,081

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$211,627
Fidelity Securities Lending Cash Central Fund	17,890
Total	$229,517

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$20,381,113	$20,381,113	$--	$--
Consumer Discretionary	6,721,437	6,721,437	--	--
Consumer Staples	12,098,186	10,068,635	2,029,551	--
Energy	19,159,960	19,159,960	--	--
Financials	55,355,953	53,686,642	1,669,311	--
Health Care	30,720,043	28,531,612	2,188,431	--
Industrials	16,053,161	16,053,161	--	--
Information Technology	7,722,283	7,722,283	--	--
Materials	2,221,912	2,221,912	--	--
Real Estate	4,340,028	4,340,028	--	--
Utilities	9,568,716	9,568,716	--	--
Money Market Funds	6,994,047	6,994,047	--	--
Total Investments in Securities:	$191,336,839	$185,449,546	$5,887,293	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.4%
Switzerland	3.4%
Marshall Islands	3.0%
Ireland	3.0%
France	1.9%
Others (Individually Less Than 1%)	3.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $173,236,814)	$184,342,792
Fidelity Central Funds (cost $6,994,047)	6,994,047
Total Investment in Securities (cost $180,230,861)		$191,336,839
Receivable for investments sold		1,821,452
Receivable for fund shares sold		310,532
Dividends receivable		195,743
Distributions receivable from Fidelity Central Funds		12,502
Other receivables		1,199
Total assets		193,678,267
Liabilities
Payable for investments purchased	$1,863,851
Payable for fund shares redeemed	29,555
Accrued management fee	77,611
Other payables and accrued expenses	6,169
Total liabilities		1,977,186
Net Assets		$191,701,081
Net Assets consist of:
Paid in capital		$177,914,704
Total distributable earnings (loss)		13,786,377
Net Assets, for 17,526,069 shares outstanding		$191,701,081
Net Asset Value, offering price and redemption price per share ($191,701,081 ÷ 17,526,069 shares)		$10.94

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2019
Investment Income
Dividends		$5,642,966
Income from Fidelity Central Funds (including $17,890 from security lending)		229,517
Total income		5,872,483
Expenses
Management fee	$1,023,592
Independent trustees' fees and expenses	1,365
Interest	1,919
Commitment fees	636
Total expenses before reductions	1,027,512
Expense reductions	(4,606)
Total expenses after reductions		1,022,906
Net investment income (loss)		4,849,577
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $2,045)	3,657,980
Fidelity Central Funds	(119)
Foreign currency transactions	3,296
Futures contracts	379,743
Total net realized gain (loss)		4,040,900
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $6,165)	(4,314,886)
Assets and liabilities in foreign currencies	(1,411)
Total change in net unrealized appreciation (depreciation)		(4,316,297)
Net gain (loss)		(275,397)
Net increase (decrease) in net assets resulting from operations		$4,574,180

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2019	Year ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,849,577	$5,707,771
Net realized gain (loss)	4,040,900	(1,999,146)
Change in net unrealized appreciation (depreciation)	(4,316,297)	14,978,593
Net increase (decrease) in net assets resulting from operations	4,574,180	18,687,218
Distributions to shareholders	(7,450,300)	–
Distributions to shareholders from net investment income	–	(2,457,414)
Total distributions	(7,450,300)	(2,457,414)
Share transactions
Proceeds from sales of shares	36,653,686	96,394,707
Reinvestment of distributions	7,450,300	2,457,414
Cost of shares redeemed	(115,742,244)	(145,935,433)
Net increase (decrease) in net assets resulting from share transactions	(71,638,258)	(47,083,312)
Total increase (decrease) in net assets	(74,514,378)	(30,853,508)
Net Assets
Beginning of period	266,215,459	297,068,967
End of period	$191,701,081	$266,215,459
Other Information
Undistributed net investment income end of period		$3,192,986
Shares
Sold	3,496,072	9,017,571
Issued in reinvestment of distributions	716,537	229,023
Redeemed	(10,936,457)	(13,603,763)
Net increase (decrease)	(6,723,848)	(4,357,169)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Value Discovery K6 Fund

Years ended July 31,	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.98	$10.38	$10.00
Income from Investment Operations
Net investment income (loss)B	.22	.19	–C
Net realized and unrealized gain (loss)	.09	.49	.38
Total from investment operations	.31	.68	.38
Distributions from net investment income	(.27)	(.08)	–
Distributions from net realized gain	(.08)	–	–
Total distributions	(.35)	(.08)	–
Net asset value, end of period	$10.94	$10.98	$10.38
Total ReturnD,E	2.98%	6.58%	3.80%
Ratios to Average Net AssetsF,G
Expenses before reductions	.45%	.45%	.45%H
Expenses net of fee waivers, if any	.45%	.45%	.45%H
Expenses net of all reductions	.45%	.45%	.45%H
Net investment income (loss)	2.13%	1.81%	(.28)%H
Supplemental Data
Net assets, end of period (000 omitted)	$191,701	$266,215	$297,069
Portfolio turnover rateI	45%	38%J	- %J,K

 A For the period May 25, 2017 (commencement of operations) to July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended July 31, 2019

1. Organization.

Fidelity Value Discovery K6 Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, partnerships, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$18,755,637
Gross unrealized depreciation	(8,724,980)
Net unrealized appreciation (depreciation)	$10,030,657
Tax Cost	$181,306,182

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$2,110,751
Undistributed long-term capital gain	$1,652,441
Net unrealized appreciation (depreciation) on securities and other investments	$10,029,352

The tax character of distributions paid was as follows:

	July 31, 2019	July 31, 2018
Ordinary Income	$5,952,188	$ 2,457,414
Long-term Capital Gains	1,498,112	–
Total	$7,450,300	$ 2,457,414

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". For the period, the average monthly notional amount at value for futures contracts in the aggregate was $777,676.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $98,120,250 and $171,638,272, respectively.

Prior Fiscal Year Unaffiliated Exchanges In-Kind. During the prior period, the Fund received investments and cash valued at $35,289,423 in exchange for 3,301,335 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2,203 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $636 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $23,746,000. The weighted average interest rate was 2.91%. The interest expense amounted to $1,919 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $3,702 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $904.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and Shareholders of Fidelity Value Discovery K6 Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Value Discovery K6 Fund (the "Fund"), a fund of Fidelity Puritan Trust, including the schedule of investments, as of July 31, 2019, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and for the period from May 25, 2017 (commencement of operations) to July 31, 2017, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from May 25, 2017 (commencement of operations) to July 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

September 16, 2019

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 298 funds. Mr. Chiel oversees 170 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Chair (2018-present) and Member (2013-present) of the Board of Governors, State University System of Florida and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present) and as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), a Director of Fortune Brands, Inc. (consumer products, 2000-2011), and a member of the Board of Trustees of the University of Florida (2013-2018).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a Director of Andeavor Logistics LP (natural resources logistics, 2015-2018), a Director of Post Oak Bank (privately-held bank, 2004-2018), a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), an Advisory Director of Riverstone Holdings (private investment), a Director of Spinnaker Exploration Company (exploration and production, 2001-2005) and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Executive Vice President of Fidelity SelectCo, LLC (2019-present), Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Executive Vice President of Fidelity SelectCo, LLC (2019-present), Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2019 to July 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Expenses Paid During Period-B February 1, 2019 to July 31, 2019
Actual	.45%	$1,000.00	$1,070.50	$2.31
Hypothetical-C		$1,000.00	$1,022.56	$2.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Value Discovery K6 Fund voted to pay on September 16, 2019, to shareholders of record at the opening of business on September 13, 2019, a distribution of $.094 per share derived from capital gains realized from sales of portfolio securities and a dividend of $.12 per share from net investment income.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2019, $3,150,552, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 90% and 70% of the dividends distributed in September and December, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

FVDK6-ANN-0919
1.9884003.102

Item 2.

Code of Ethics

As of the end of the period, July 31, 2019, Fidelity Puritan Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Flex Intrinsic Opportunities Fund, Fidelity Series Intrinsic Opportunities Fund, Fidelity Value Discovery Fund and Fidelity Value Discovery K6 Fund (the “Funds”):

Services Billed by Deloitte Entities

July 31, 2019 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex Intrinsic Opportunities Fund	$57,000	$100	$7,000	$1,700
Fidelity Series Intrinsic Opportunities Fund	$64,000	$100	$6,800	$1,700
Fidelity Value Discovery Fund	$52,000	$100	$5,500	$1,100
Fidelity Value Discovery K6 Fund	$54,000	$100	$5,700	$1,100

July 31, 2018 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex Intrinsic Opportunities Fund	$58,000	$100	$6,600	$1,600
Fidelity Series Intrinsic Opportunities Fund	$58,000	$100	$6,600	$1,700
Fidelity Value Discovery Fund	$38,000	$100	$5,400	$1,100
Fidelity Value Discovery K6 Fund	$37,000	$100	$5,500	$1,000

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Low-Priced Stock Fund and Fidelity Low-Priced Stock K6 Fund (the “Funds”):

Services Billed by PwC

July 31, 2019 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Low-Priced Stock Fund	$128,000	$7,600	$40,700	$3,600
Fidelity Low-Priced Stock K6 Fund	$81,000	$5,100	$4,800	$2,400

July 31, 2018 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Low-Priced Stock Fund	$135,000	$10,100	$6,100	$4,900
Fidelity Low-Priced Stock K6 Fund	$58,000	$5,100	$4,600	$2,500

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by Deloitte Entities

	July 31, 2019A	July 31, 2018A
Audit-Related Fees	$290,000	$5,000
Tax Fees	$-	$5,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

Services Billed by PwC

	July 31, 2019A	July 31, 2018A
Audit-Related Fees	$7,775,000	$7,745,000
Tax Fees	$10,000	$20,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	July 31, 2019A	July 31, 2018A
Deloitte Entities	$730,000	$380,000
PwC	$12,320,000	$10,935,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in their  audits of the Funds, taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	September 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	September 24, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	September 24, 2019